UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  October 31, 2005

Date of reporting period:    October 31, 2005


ITEM 1.   REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN(R)
       Investment Research and Management

ANNUAL REPORT
--------------------------------------------------------------------------------

       AllianceBernstein Municipal
       Income Fund

                                              ----------------------------
                                                Annual Report

                                                        October 31, 2005
                                              ----------------------------

                           Investment Products Offered
                         -------------------------------
                            o  Are Not FDIC Insured
                            o  May Lose Value
                            o  Are Not Bank Guaranteed
                         -------------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

December 20, 2005

Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund (the "Portfolios") for the annual reporting period ended October 31, 2005.

Investment Objective and Policies

Each of the five portfolios of this open-end fund invests principally in high-yielding, predominantly medium- quality municipal securities with interest that is exempt from federal income tax, although these securities may pay interest that is subject to the federal alternative minimum tax ("AMT") for certain taxpayers. The Insured National Portfolio and the Insured California Portfolio invest principally in municipal securities paying interest that is wholly exempt from federal income taxes, including the AMT, whereas the other AllianceBernstein Municipal Portfolios may invest without limit in municipal securities paying interest subject to AMT. The average weighted maturity of the securities in each AllianceBernstein Municipal Portfolio will normally range between 10 and 30 years.

Investment Results

The tables on pages 4-8 show performance for each Portfolio compared to its benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended October 31, 2005.

For the 12-month period ended October 31, 2005, all of the AllianceBernstein Municipal Income Fund Portfolios' Class A shares outperformed the benchmark, the LB Municipal Index. The Index, which represents the municipal market, posted a positive return of 2.54% for the annual reporting period. A description of each Portfolio's relative performance versus the benchmark for the 12-month period ended October 31, 2005 follows.

National Portfolio -- The National Portfolio's stronger relative performance was largely the result of its relative weight in the hospital sector. The Portfolio benefited from security selection in the insured and special tax sectors. The Portfolio's lack of exposure to bonds backed by the Master Settlement Agreement with the tobacco industry hurt performance relative to the benchmark.

California Portfolio -- The California Portfolio's stronger relative performance was largely the result of security selection in the special tax, pre-refunded, general obligation and insured sectors. The Portfolio's lack of exposure to bonds backed by the Master Settlement Agreement with the tobacco industry hurt performance relative to the benchmark.

New York Portfolio -- The New York Portfolio's stronger relative performance was due to security selection in the pre-refunded and special tax sectors. The Portfolio's lack of exposure to bonds backed by the Master Settlement Agreement with the tobacco industry hurt performance relative to the benchmark.

Insured National Portfolio -- The Insured National Portfolio's stronger relative performance was largely the re-


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 1
sult of security selection in the insured sector. The Portfolio's lack of exposure to bonds backed by the Master Settlement Agreement with the tobacco industry hurt performance relative to the benchmark.

Insured California Portfolio -- The Insured California Portfolio's stronger relative performance was largely the result of security selection in the insured sector. The Portfolio's lack of exposure to bonds backed by the Master Settlement Agreement with the tobacco industry hurt performance relative to the benchmark.

Market Review and Investment Strategy

For the 12-month period ended October 31, 2005, yields on municipal bonds with maturities out to 20 years rose, while those with longer than 20-year maturities declined slightly. For example, five- to 10-year yields rose, on average, 0.66% while 20- to 25-year bond yields declined by an average of 0.03%. Rising short-term rates were in line with the actions of the U.S. Federal Reserve. Since October 2004, the Federal Reserve Open Market Committee voted to increase the Fed Funds rate by 0.25% on nine separate occasions to the current level of 4.0%. In contrast, strong demand for U.S. taxable bonds by foreign investors and a relatively favorable inflationary environment have led to lower yields for long-term bonds.

During this period, total returns were positive for municipal bonds of all maturities. On a pre-tax basis, the municipal bond market outperformed the taxable bond market. The LB Municipal Index gained 2.54% during the period while the LB U.S. Aggregate Index, representing taxable bonds, gained 1.13%. As of October 31, 2005, 20- to 30-year municipal bonds were yielding, on average, 94.2% of comparable maturity Treasury bonds compared to an average ratio of 92.2% last year.

Interest rates are still low by historical standards versus inflation. Therefore, Portfolio durations are still slightly below the benchmark duration as a defensive measure. The continued low municipal yield environment has also led to ongoing heavier-than-normal demand for lower-rated, higher-yielding bonds as investors seek income. In the view of the Fund's Municipal Bond Investment Team, that demand has made lower-rated bonds more expensive than they have been on an historic basis. To take advantage of that opportunity, the Team sold lower-rated bonds and replaced them with higher-quality bonds. State and local government tax revenues have continued to improve in line with general economic growth. The Portfolios have been positioned to benefit from the positive impact on tax-supported debt from this improved fiscal health of state and local governments.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance
--------------------------------------------------------------------------------

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuation in the Portfolios' securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Individual state municipal portfolios are non-diversified and are subject to geographic risk based on their narrow investment objectives. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 3

                                                          Historical Performance
--------------------------------------------------------------------------------

NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                      --------------------------
                                                               Returns
THE PORTFOLIO VS. ITS BENCHMARK                       --------------------------
PERIODS ENDED OCTOBER 31, 2005                        6 Months        12 Months
--------------------------------------------------------------------------------
National Portfolio
  Class A                                                0.87%            3.95%
--------------------------------------------------------------------------------
  Class B                                                0.52%            3.25%
--------------------------------------------------------------------------------
  Class C                                                0.62%            3.24%
--------------------------------------------------------------------------------
LB Municipal Index                                       0.59%            2.54%
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/95 TO 10/31/05

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                         National
                        Portfolio
                        Class A at        LB Municipal
                         Offering            Index
-----------------------------------------------------------
     10/31/95            $ 9,575            $10,000
     10/31/96            $10,180            $10,570
     10/31/97            $11,186            $11,467
     10/31/98            $11,949            $12,387
     10/31/99            $11,479            $12,168
     10/31/00            $12,277            $13,203
     10/31/01            $13,204            $14,591
     10/31/02            $13,213            $15,447
     10/31/03            $14,180            $16,237
     10/31/04            $15,162            $17,216
     10/31/05            $15,761            $17,653

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund National Portfolio Class A shares (from 10/31/95 to 10/31/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance
--------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                      --------------------------
                                                               Returns
THE PORTFOLIO VS. ITS BENCHMARK                       --------------------------
PERIODS ENDED OCTOBER 31, 2005                        6 Months        12 Months
--------------------------------------------------------------------------------
California Portfolio
  Class A                                                0.89%            3.78%
--------------------------------------------------------------------------------
  Class B                                                0.54%            3.06%
--------------------------------------------------------------------------------
  Class C                                                0.54%            3.06%
--------------------------------------------------------------------------------
LB Municipal Index                                       0.59%            2.54%
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/95 TO 10/31/05

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                        California
                        Portfolio
                        Class A at        LB Municipal
                         Offering            Index
-----------------------------------------------------------
     10/31/95             $ 9,575            $10,000
     10/31/96             $10,260            $10,570
     10/31/97             $11,293            $11,467
     10/31/98             $12,219            $12,387
     10/31/99             $12,999            $12,168
     10/31/00             $13,003            $13,203
     10/31/01             $13,846            $14,591
     10/31/02             $14,375            $15,447
     10/31/03             $14,829            $16,237
     10/31/04             $15,986            $17,216
     10/31/05             $16,590            $17,653

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund California Portfolio Class A shares (from 10/31/95 to 10/31/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 5

                                                          Historical Performance
--------------------------------------------------------------------------------

NEW YORK PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                      --------------------------
                                                               Returns
THE PORTFOLIO VS. ITS BENCHMARK                       --------------------------
PERIODS ENDED OCTOBER 31, 2005                        6 Months        12 Months
--------------------------------------------------------------------------------
New York Portfolio
  Class A                                                0.88%            3.46%
--------------------------------------------------------------------------------
  Class B                                                0.63%            2.75%
--------------------------------------------------------------------------------
  Class C                                                0.52%            2.74%
--------------------------------------------------------------------------------
LB Municipal Index                                       0.59%            2.54%
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/95 TO 10/31/05

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

               New York
              Portfolio
              Class A at   LB Municipal
               Offering       Index
------------------------------------------
10/31/95        $ 9,575       $10,000
10/31/96        $10,178       $10,570
10/31/97        $11,249       $11,467
10/31/98        $12,071       $12,387
10/31/99        $11,677       $12,168
10/31/00        $12,660       $13,203
10/31/01        $13,655       $14,591
10/31/02        $14,049       $15,447
10/31/03        $14,947       $16,237
10/31/04        $15,931       $17,216
10/31/05        $16,482       $17,653

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund New York Portfolio Class A shares (from 10/31/95 to 10/31/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance
--------------------------------------------------------------------------------

INSURED NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                      --------------------------
                                                               Returns
THE PORTFOLIO VS. ITS BENCHMARK                       --------------------------
PERIODS ENDED OCTOBER 31, 2005                        6 Months        12 Months
--------------------------------------------------------------------------------
Insured National Portfolio
  Class A                                                0.75%            3.05%
--------------------------------------------------------------------------------
  Class B                                                0.41%            2.34%
--------------------------------------------------------------------------------
  Class C                                                0.50%            2.34%
--------------------------------------------------------------------------------
LB Municipal Index                                       0.59%            2.54%
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/95 TO 10/31/05

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                         Insured
                         National
                        Portfolio
                        Class A at        LB Municipal
                         Offering            Index
------------------------------------------------------------
     10/31/95             $ 9,575            $10,000
     10/31/96             $10,286            $10,570
     10/31/97             $11,189            $11,467
     10/31/98             $11,990            $12,387
     10/31/99             $11,357            $12,168
     10/31/00             $12,247            $13,203
     10/31/01             $13,485            $14,591
     10/31/02             $13,907            $15,447
     10/31/03             $14,786            $16,237
     10/31/04             $15,735            $17,216
     10/31/05             $16,215            $17,653

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund Insured National Portfolio Class A shares (from 10/31/95 to 10/31/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 7

                                                          Historical Performance
--------------------------------------------------------------------------------

INSURED CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                      --------------------------
                                                               Returns
THE PORTFOLIO VS. ITS BENCHMARK                       --------------------------
PERIODS ENDED OCTOBER 31, 2005                        6 Months        12 Months
--------------------------------------------------------------------------------
Insured California Portfolio
  Class A                                                0.42%            2.60%
--------------------------------------------------------------------------------
  Class B                                                0.06%            1.96%
--------------------------------------------------------------------------------
  Class C                                                0.06%            1.88%
--------------------------------------------------------------------------------
LB Municipal Index                                       0.59%            2.54%
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
10/31/95 TO 10/31/05

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                         Insured
                        California
                        Portfolio
                        Class A at        LB Municipal
                         Offering            Index
------------------------------------------------------------
     10/31/95             $ 9,575            $10,000
     10/31/96             $10,129            $10,570
     10/31/97             $11,059            $11,467
     10/31/98             $11,901            $12,387
     10/31/99             $11,456            $12,168
     10/31/00             $12,604            $13,203
     10/31/01             $13,885            $14,591
     10/31/02             $14,394            $15,447
     10/31/03             $14,882            $16,237
     10/31/04             $15,737            $17,216
     10/31/05             $16,146            $17,653

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Municipal Income Fund Insured California Portfolio Class A shares (from 10/31/95 to 10/31/05) as compared to the performance of the Portfolio's benchmark. The chart assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance
--------------------------------------------------------------------------------

NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005

--------------------------------------------------------------------------------
                                      NAV Returns            SEC Returns
Class A Shares
1 Year                                   3.95%                 -0.47%
5 Years                                  5.12%                  4.21%
10 Years                                 5.11%                  4.65%
SEC Yield*                               4.75%
Taxable Equivalent Yield**               8.51%

Class B Shares
1 Year                                   3.25%                  0.27%
5 Years                                  4.40%                  4.40%
10 Years(a)                              4.68%                  4.68%
SEC Yield*                               4.26%
Taxable Equivalent Yield**               6.40%

Class C Shares
1 Year                                   3.24%                  2.25%
5 Years                                  4.42%                  4.42%
10 Years                                 4.41%                  4.41%
SEC Yield*                               4.26%
Taxable Equivalent Yield**               6.37%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)

--------------------------------------------------------------------------------

Class A Shares
1 Year                                                          1.00%
5 Years                                                         4.51%
10 Years                                                        4.93%

Class B Shares
1 Year                                                          1.78%
5 Years                                                         4.70%
10 Years(a)                                                     4.96%

Class C Shares
1 Year                                                          3.67%
5 Years                                                         4.70%
10 Years                                                        4.68%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

      See Historical Performance disclosures on page 3.

      (Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 9

                                                          Historical Performance
--------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005

--------------------------------------------------------------------------------
                                      NAV Returns            SEC Returns

Class A Shares
1 Year                                   3.78%                 -0.67%
5 Years                                  4.99%                  4.09%
10 Years                                 5.65%                  5.19%
SEC Yield*                               3.98%
Taxable Equivalent Yield**               7.96%

Class B Shares
1 Year                                   3.06%                  0.08%
5 Years                                  4.26%                  4.26%
10 Years(a)                              5.20%                  5.20%
SEC Yield*                               3.55%
Taxable Equivalent Yield**               6.31%

Class C Shares
1 Year                                   3.06%                  2.07%
5 Years                                  4.26%                  4.26%
10 Years                                 4.91%                  4.91%
SEC Yield*                               3.55%
Taxable Equivalent Yield**               6.31%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)

--------------------------------------------------------------------------------

Class A Shares
1 Year                                                          1.06%
5 Years                                                         4.39%
10 Years                                                        5.51%

Class B Shares
1 Year                                                          1.79%
5 Years                                                         4.58%
10 Years(a)                                                     5.52%

Class C Shares
1 Year                                                          3.79%
5 Years                                                         4.56%
10 Years                                                        5.23%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

      See Historical Performance disclosures on page 3.

      (Historical Performance continued on next page)


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance
--------------------------------------------------------------------------------

NEW YORK PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005

--------------------------------------------------------------------------------
                                      NAV Returns            SEC Returns

Class A Shares
1 Year                                   3.46%                 -0.93%
5 Years                                  5.42%                  4.51%
10 Years                                 5.58%                  5.12%
SEC Yield*                               4.21%
Taxable Equivalent Yield**               8.92%

Class B Shares
1 Year                                   2.75%                 -0.22%
5 Years                                  4.66%                  4.66%
10 Years(a)                              5.12%                  5.12%
SEC Yield*                               3.70%
Taxable Equivalent Yield**               6.45%

Class C Shares
1 Year                                   2.74%                  1.75%
5 Years                                  4.63%                  4.63%

10 Years                                 4.82%                  4.82%
SEC Yield*                               3.70%
Taxable Equivalent Yield**               6.43%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)

--------------------------------------------------------------------------------

Class A Shares
1 Year                                                          0.59%
5 Years                                                         4.80%
10 Years                                                        5.40%

Class B Shares
1 Year                                                          1.24%
5 Years                                                         4.93%
10 Years(a)                                                     5.40%

Class C Shares
1 Year                                                          3.24%
5 Years                                                         4.94%
10 Years                                                        5.09%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

      See Historical Performance disclosures on page 3.

      (Historical Performance continued on next page)


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 11

                                                          Historical Performance
--------------------------------------------------------------------------------

INSURED NATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005

--------------------------------------------------------------------------------
                                      NAV Returns            SEC Returns

Class A Shares
1 Year                                   3.05%                 -1.36%
5 Years                                  5.77%                  4.85%
10 Years                                 5.41%                  4.95%
SEC Yield*                               3.54%
Taxable Equivalent Yield**               7.06%

Class B Shares
1 Year                                   2.34%                 -0.63%
5 Years                                  5.04%                  5.04%
10 Years(a)                              4.97%                  4.97%
SEC Yield*                               3.01%
Taxable Equivalent Yield**               5.20%

Class C Shares
1 Year                                   2.34%                  1.35%
5 Years                                  5.06%                  5.06%
10 Years                                 4.69%                  4.69%
SEC Yield*                               3.01%
Taxable Equivalent Yield**               5.18%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)

--------------------------------------------------------------------------------

Class A Shares
1 Year                                                          0.57%
5 Years                                                         5.22%
10 Years                                                        5.20%

Class B Shares
1 Year                                                          1.19%
5 Years                                                         5.40%
10 Years(a)                                                     5.23%

Class C Shares
1 Year                                                          3.19%
5 Years                                                         5.40%
10 Years                                                        4.94%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

      See Historical Performance disclosures on page 3.

      (Historical Performance continued on next page)


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Historical Performance
--------------------------------------------------------------------------------

INSURED CALIFORNIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2005

--------------------------------------------------------------------------------
                                      NAV Returns            SEC Returns

Class A Shares
1 Year                                   2.60%                 -1.76%
5 Years                                  5.08%                  4.17%
10 Years                                 5.36%                  4.91%
SEC Yield*                               3.74%
Taxable Equivalent Yield**               5.49%

Class B Shares
1 Year                                   1.96%                 -1.00%
5 Years                                  4.32%                  4.32%
10 Years(a)                              4.90%                  4.90%
SEC Yield*                               3.20%
Taxable Equivalent Yield**               5.51%

Class C Shares
1 Year                                   1.88%                  0.90%
5 Years                                  4.31%                  4.31%
10 Years                                 4.60%                  4.60%
SEC Yield*                               3.20%
Taxable Equivalent Yield**               5.49%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)

--------------------------------------------------------------------------------

Class A Shares
1 Year                                                          0.07%
5 Years                                                         4.67%
10 Years                                                        5.26%

Class B Shares
1 Year                                                          0.81%
5 Years                                                         4.82%
10 Years(a)                                                     5.26%

Class C Shares
1 Year                                                          2.81%
5 Years                                                         4.80%
10 Years                                                        4.95%

(a)   Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended October 31, 2005.

** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

      See Historical Performance disclosures on page 3.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 13

                                                                   Fund Expenses
--------------------------------------------------------------------------------

FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning              Ending
                                        Account Value       Account Value     Expenses Paid
National Portfolio                        May 1, 2005    October 31, 2005    During Period*
-------------------------------------------------------------------------------------------
Class A
Actual                                       $  1,000      $     1,021.78       $      3.47
Hypothetical (5% return before expenses)     $  1,000      $     1,008.65       $      3.44
-------------------------------------------------------------------------------------------
Class B
Actual                                       $  1,000      $     1,018.25       $      7.02
Hypothetical (5% return before expenses)     $  1,000      $     1,005.17       $      6.97
-------------------------------------------------------------------------------------------
Class C
Actual                                       $  1,000      $     1,018.25       $      7.02
Hypothetical (5% return before expenses)     $  1,000      $     1,006.15       $      6.98
-------------------------------------------------------------------------------------------

California Portfolio
-------------------------------------------------------------------------------------------
Class A
Actual                                       $  1,000      $     1,021.32       $      3.92
Hypothetical (5% return before expenses)     $  1,000      $     1,008.94       $      3.90
-------------------------------------------------------------------------------------------
Class B
Actual                                       $  1,000      $     1,017.80       $      7.48
Hypothetical (5% return before expenses)     $  1,000      $     1,005.44       $      7.43
-------------------------------------------------------------------------------------------
Class C
Actual                                       $  1,000      $     1,017.80       $      7.48
Hypothetical (5% return before expenses)     $  1,000      $     1,005.43       $      7.43
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Fund Expenses
--------------------------------------------------------------------------------

                                            Beginning              Ending
                                        Account Value       Account Value     Expenses Paid
New York Portfolio                        May 1, 2005    October 31, 2005    During Period*
-------------------------------------------------------------------------------------------
Class A
Actual                                       $  1,000      $     1,022.28       $      2.96
Hypothetical (5% return before expenses)     $  1,000      $     1,008.78       $      2.94
-------------------------------------------------------------------------------------------
Class B
Actual                                       $  1,000      $     1,018.75       $      6.51
Hypothetical (5% return before expenses)     $  1,000      $     1,006.28       $      6.47
-------------------------------------------------------------------------------------------
Class C
Actual                                       $  1,000      $     1,018.75       $      6.51
Hypothetical (5% return before expenses)     $  1,000      $     1,006.25       $      6.47
-------------------------------------------------------------------------------------------

Insured National Portfolio
-------------------------------------------------------------------------------------------
Class A
Actual                                       $  1,000      $     1,019.96       $      5.30
Hypothetical (5% return before expenses)     $  1,000      $     1,007.54       $      5.26
-------------------------------------------------------------------------------------------
Class B
Actual                                       $  1,000      $     1,016.43       $      8.84
Hypothetical (5% return before expenses)     $  1,000      $     1,004.05       $      8.79
-------------------------------------------------------------------------------------------
Class C
Actual                                       $  1,000      $     1,016.43       $      8.84
Hypothetical (5% return before expenses)     $  1,000      $     1,005.01       $      8.79
-------------------------------------------------------------------------------------------

Insured California Portfolio
-------------------------------------------------------------------------------------------
Class A
Actual                                       $  1,000      $     1,020.06       $      5.19
Hypothetical (5% return before expenses)     $  1,000      $     1,004.15       $      5.15
-------------------------------------------------------------------------------------------
Class B
Actual                                       $  1,000      $     1,016.48       $      8.79
Hypothetical (5% return before expenses)     $  1,000      $     1,000.60       $      8.72
-------------------------------------------------------------------------------------------
Class C
Actual                                       $  1,000      $     1,016.48       $      8.79
Hypothetical (5% return before expenses)     $  1,000      $     1,000.59       $      8.72
-------------------------------------------------------------------------------------------

                                        Annualized Expense Ratio
              -----------------------------------------------------------------------------
                                                              Insured         Insured
              National       California       New York        National       California
-------------------------------------------------------------------------------------------
Class A          0.68%             0.77%         0.58%           1.04%            1.02%
Class B          1.38%             1.47%         1.28%           1.74%            1.73%
Class C          1.38%             1.47%         1.28%           1.74%            1.73%

* Expenses are equal to the classes' annualized expense ratios, shown in the table above, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 15

                                                             Bond Rating Summary
--------------------------------------------------------------------------------

BOND RATING SUMMARY*
October 31, 2005

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

NATIONAL PORTFOLIO
Quality Rating

    33.0%   AAA
    16.0%   AA
    12.5%   A
    19.5%   BBB
     3.1%   BB
     0.6%   B
    15.3%   Unrated

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

CALIFORNIA PORTFOLIO
Quality Rating

    50.4%   AAA
     4.3%   AA
    15.4%   A
     3.4%   BBB
    26.5%   Unrated

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

NEW YORK PORTFOLIO
Quality Rating

    42.8%   AAA
    13.8%   AA
    21.2%   A
     9.0%   BBB
     1.9%   BB
     0.8%   B
    10.5%   Unrated

* All data are as of October 31, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Bond Rating Summary
--------------------------------------------------------------------------------

BOND RATING SUMMARY*
October 31, 2005

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

INSURED NATIONAL PORTFOLIO
Quality Rating

    71.4%   AAA
    26.1%   AA
     2.4%   A
     0.1%   BBB

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

INSURED CALIFORNIA PORTFOLIO
Quality Rating

    96.0%   AAA
     2.4%   AA
     1.6%   A

* All data are as of October 31, 2005. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 17

                                    National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2005

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS-99.1%

Long-Term Municipal Bonds-98.0%
Alabama-0.8%
Jefferson Cnty Ltd Oblig Sch Warrants
   Ser 04A
   5.25%, 1/01/23...............................      $   1,200    $  1,256,652
Montgomery Bmc Spl Care Facs Fin Auth Rev
   (Baptist Health) Ser 04C
   5.25%, 11/15/29..............................          2,190       2,205,615
                                                                   ------------
                                                                      3,462,267
                                                                   ------------
Arizona-2.8%
Estrella Mtn Ranch CFD
   (Desert Village) Ser 02
   7.38%, 7/01/27...............................          2,892       3,114,308
Phoenix Civic Impt Corp Wastewtr Sys Rev
   MBIA Ser 04
   5.00%, 7/01/23 - 7/01/24.....................          2,800       2,914,618
Pima Cnty IDA
   (Horizon Cmnty Learning Center) Ser 05
   5.125%, 6/01/20..............................          3,310       3,348,595
Sundance CFD
   Ser 02
   7.75%, 7/01/22...............................            950       1,042,615
Vistancia CFD
   Ser 02
   6.75%, 7/15/22...............................          2,000       2,119,520
                                                                   ------------
                                                                     12,539,656
                                                                   ------------
California-3.5%
California Dept Wtr Rev
   Ser 02A
   5.375%, 5/01/22..............................          2,000       2,137,040
California GO
   AMBAC Ser 02B
   5.00%, 4/01/27...............................          2,650       2,718,529
   Ser 02
   5.25%, 4/01/30...............................            825         858,165
   Ser 04
   5.125%, 2/01/28..............................          1,000       1,035,610
Chula Vista IDR
   (San Diego Gas) Ser 96A
   5.30%, 7/01/21...............................          4,000       4,221,400
Manteca Uni Sch Dist
   MBIA Ser 01
   Zero coupon, 9/01/31.........................         11,910       3,147,098


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

San Jose MFHR
   (Almaden Apts) Ser 01G AMT
   5.35%, 7/15/34...............................      $   1,595    $  1,640,059
                                                                   ------------
                                                                     15,757,901
                                                                   ------------
Colorado-1.0%
Colorado Ed & Cult Facs Auth Rev
   (Charter Sch-Knowledge Quest)
   6.50%, 5/01/36...............................            500         501,800
Colorado HFA SFMR
   (Mtg Rev) Ser 99A-2 AMT
   6.45%, 4/01/30...............................            840         878,632
Colorado Hlth Facs Auth Rev
   (Parkview Med Ctr) Ser 04
   5.00%, 9/01/25...............................          1,690       1,701,864
Todd Creek Farms Met Dist # 1
   Wtr and Wastewtr Rev Ser 04
   6.13%, 12/01/19..............................            820         809,151
Wheatlands Met Dist No. 2
   Ltd Tax
   6.00%, 12/01/25..............................            500         498,140
                                                                   ------------
                                                                      4,389,587
                                                                   ------------
Connecticut-0.2%
Connecticut Hlth & Ed Facs Auth Rev
   (Griffin Hosp) RADIAN Ser 05B
   5.00%, 7/01/23...............................            750         773,145
                                                                   ------------
Florida-19.7%
Beacon Tradeport CDD
   Ser 02B
   7.25%, 5/01/33...............................            170         180,705
Bonnet Creek CDD
   Ser 02
   7.25%, 5/01/18...............................          2,000       2,171,780
Clay Cnty CDD
   (Crossings at Fleming Island) Ser 00C
   7.05%, 5/01/15...............................          1,965       2,076,828
Collier Cnty CFD
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18...............................            895         929,153
Collier Cnty IDR
   (Southern St Util) Ser 96 AMT
   6.50%, 10/01/25..............................          3,605       3,715,710
Dade Cnty Arpt Rev
   (Miami Int'l) MBIA Ser 95B AMT
   6.00%, 10/01/24..............................          2,450       2,509,707
Gateway CDD
   (Sun City Center)
   5.50%, 5/01/10...............................            565         570,774


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 19

                                    National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Indian Trace Dev Dist Spl Assmt
   (Wtr Mgmt Spl Benefit) Ser 05 MBIA
   5.00%, 5/01/22 - 5/01/23.....................      $   1,800    $  1,895,244
Jacksonville Elec Auth
   Ser 02A
   5.50%, 10/01/41..............................          3,750       3,911,400
Jacksonville Hosp Rev
   (Mayo Clinic) Ser 01C
   5.50%, 11/15/36..............................          6,750       7,265,835
Lee Cnty CDD
   (Miromar Lakes) Ser 00A
   7.25%, 5/01/12...............................          4,200       4,413,150
   (Stoneybrook) Ser 98
   5.70%, 5/01/08...............................             85          85,489
   (Herons Glen) Ser 99
   6.00%, 5/01/29...............................          6,300       6,431,040
Lee Cnty HFA SFMR
   (Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
   7.20%, 3/01/33...............................            155         157,156
Lee Cnty Transp Fac
   (Sanibel Brdgs & Causway) CIFG Ser 05B
   5.00%, 10/01/30..............................          1,600       1,655,568
Manatee Cnty CDD
   (Tara) Ser 00A
   7.15%, 5/01/31...............................          1,880       1,985,900
Marshall Creek CDD
   Ser 02
   6.63%, 5/01/32...............................          1,705       1,783,549
Miami Beach Hosp Rev
   (Mt Sinai Med Center) Ser 01A
   6.80%, 11/15/31..............................          3,500       3,782,905
Miami Dade Cnty HFA MFHR
   (Marbrisa Apts) FSA Ser 00-2A AMT
   6.15%, 8/01/38...............................          4,200       4,446,162
Northern Palm Beach Cnty
   (ABACOA) Ser 96A
   7.20%, 8/01/16...............................          8,000       8,401,520
   7.30%, 8/01/27...............................          8,000       8,407,360
Orange Cnty HFA MFHR
   (Seminole Pt Proj) Ser 99L AMT
   5.80%, 6/01/32...............................          6,255       6,307,917
Orlando Assess Dist
   (Conroy Rd Proj) Ser 98A
   5.80%, 5/01/26...............................          3,250       3,295,728
Pasco Cnty HFA MFHR
   (Pasco Woods Apts) Ser 99A AMT
   5.90%, 8/01/39...............................          3,690       3,829,150
Pier Park CDD
   Ser 02-1
   7.15%, 5/01/34...............................          3,245       3,393,718


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Preserve at Wilderness Lake CDD
   Ser 02B
   6.20%, 11/01/08..............................      $     285    $    287,548
Volusia Cnty Ed Fac
   (Embry-Riddle Aero Univ) Ser 96A
   6.13%, 10/15/26..............................          4,135       4,331,454
                                                                   ------------
                                                                     88,222,450
                                                                   ------------
Illinois-2.7%
Chicago Arpt Rev
   (O'Hare Int'l Arpt) XLCA Ser 03B-1
   5.25%, 1/01/34...............................          3,400       3,539,366
Chicago HFA SFMR
   (Mtg Rev) GNMA/FNMA/FHLMC Ser 98A AMT
   6.45%, 9/01/29...............................            440         457,873
   (Mtg Rev) GNMA/FNMA/FHLMC Ser 98C-1 AMT
   6.30%, 9/01/29...............................            335         344,641
   (Mtg Rev) GNMA/FNMA/FHLMC Ser 99A AMT
   6.35%, 10/01/30..............................            400         414,508
   (Mtg Rev) GNMA/FNMA/FHLMC Ser 99C AMT
   7.05%, 10/01/30..............................            125         124,778
Chicago Spec Assess
   (Lake Shore East) Ser 03
   6.75%, 12/01/32..............................          3,500       3,764,530
Manhattan
   No. 04-1 (Brookstone Springs Proj) Ser 05
   5.875%, 3/01/28..............................          1,685       1,633,708
Met Pier & Expo Auth Spec Tax Rev
   (McCormick Place) MBIA Ser 02A
   5.25%, 6/15/42...............................          1,750       1,829,170
                                                                   ------------
                                                                     12,108,574
                                                                   ------------
Indiana-0.7%
Hendricks Cnty Bldg Facs Corp
   (First Mtg) Ser 04
   5.50%, 7/15/23...............................          1,165       1,268,510
Indiana St Dev Fin Auth
   Refund-Exempt Facs-Inland Steel
   5.75%, 10/01/11..............................          1,825       1,880,225
                                                                   ------------
                                                                      3,148,735
                                                                   ------------
Louisiana-2.5%
De Soto Parish PCR
   (Int'l Paper Co) Ser 02A
   5.00%, 10/01/12..............................          4,000       4,119,920
Louisiana Arpt Fac
   (Cargo ACQ Grp) Ser 02 AMT
   6.65%, 1/01/25...............................          1,125       1,178,134
New Orleans GO
   MBIA Ser 05
   5.00%, 12/01/29..............................          3,420       3,495,958


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 21

                                    National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

New Orleans Sew Svc
   Bond Anticipation Notes
   3.00%, 7/26/06...............................      $   2,500    $  2,475,925
                                                                   ------------
                                                                     11,269,937
                                                                   ------------
Maine-0.4%
Jay PCR
   (Int'l Paper) Ser 99A AMT
   6.25%, 9/01/23...............................          1,800       1,911,042
                                                                   ------------
Maryland-2.5%
Maryland CDA SFMR
   (Mtg Rev) Ser 00A AMT
   6.10%, 7/01/38...............................          6,285       6,503,153
Maryland IDR
   (Med Waste Assoc) Ser 89 AMT
   8.75%, 11/15/10(a)...........................          1,225         885,932
Tax Exempt Municipal Infrastructure
   Ser 04A
   3.80%, 5/01/08(b)............................          4,035       4,019,788
                                                                   ------------
                                                                     11,408,873
                                                                   ------------
Massachusetts-7.5%
Massachusetts Dev Fin Agy Hlth Fac
   (Seven Hills) Asset Gty Ser 99
   5.15%, 9/01/28...............................          6,035       6,179,598
Massachusetts GO
   Ser 02C Prerefunded
   5.25%, 11/01/30..............................          3,220       3,485,908
   Ser 02C Unrefunded
   5.25%, 11/01/30..............................          1,780       1,926,992
Massachusetts Port Auth
   Ser 99D AMT
   6.00%, 7/01/29...............................          7,500       8,079,075
Massachusetts Port Auth Spec Fac
   (BosFuel Corp) MBIA Ser 97 AMT
   6.00%, 7/01/36...............................         11,920      12,408,005
New England Student Loan Rev
   Ser 93H AMT
   6.90%, 11/01/09..............................          1,500       1,582,620
                                                                   ------------
                                                                     33,662,198
                                                                   ------------
Michigan-5.8%
Detroit Local Dev Fin Auth
   (DaimlerChrysler Assembly Plant) Ser 98A
   5.50%, 5/01/21...............................            535         498,727
Kent Hosp Fin Auth
   (Met Hosp Project) Ser 05A
   5.75%, 7/01/25...............................            710         748,127
Michigan HDA MFHR
   (Rental Rev) AMBAC Ser 97A AMT
   6.10%, 10/01/33..............................          1,000       1,050,660


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Michigan Hosp Fin Auth
   (Marquette Gen Hosp Oblig Grp) Ser 05A
   5.00%, 5/15/26...............................      $   1,150    $  1,148,517
   (Sparrow Med Ctr) Ser 01
   5.625%, 11/15/36.............................          2,650       2,766,282
   (Trinity Health) Ser 00A
   6.00%, 12/01/27..............................          4,515       4,923,878
Midland Cnty PCR
   (CMS Energy) Ser 00A AMT
   6.88%, 7/23/09...............................          8,000       8,331,280
Saginaw Hosp Rev
   (Covenant Med Ctr) Ser 00F
   6.50%, 7/01/30...............................          6,125       6,692,359
                                                                   ------------
                                                                     26,159,830
                                                                   ------------
Minnesota-1.6%
Minn-St Paul Met Arpt Rev
   FGIC Ser 00B AMT
   6.00%, 1/01/21...............................          3,520       3,802,973
Shakopee Hlth Care Facs Rev
   (St. Francis Regl Med Ctr) Ser 04
   5.10%, 9/01/25...............................          2,700       2,753,649
St Paul Hsg & Redev Hosp Rev
   Healtheast Proj
   6.00%, 11/15/25..............................            500         536,995
                                                                   ------------
                                                                      7,093,617
                                                                   ------------
Mississippi-0.3%
Warren Cnty PCR
   (Int'l Paper) Ser 99A AMT
   6.25%, 9/01/23...............................          1,300       1,382,537
                                                                   ------------
Missouri-0.8%
Jackson Cnty Pub Bldg Corp Leasehld Rev
   (Cap Impts Proj) Ser 05
   5.00%, 12/01/29..............................            700         714,826
Kansas City Arpt Fac Rev
   (Cargo ACQ Grp) Ser 02
   6.25%, 1/01/30...............................          1,985       2,007,232
Missouri Dev Fin Brd Infrastructure Fac Rev
   (Crackerneck Creek Project) Ser 05C
   5.00%, 3/01/26...............................          1,000       1,008,750
                                                                   ------------
                                                                      3,730,808
                                                                   ------------
Nevada-0.8%
Carson City Hosp Rev
   (Carson-Tahoe Hosp Proj) RADIAN Ser 03A
   5.13%, 9/01/29...............................          2,700       2,742,417
North Las Vegas CDD
   Ser 03
   6.40%, 12/01/22..............................            990       1,022,244
                                                                   ------------
                                                                      3,764,661
                                                                   ------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 23

                                    National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

New Hampshire-0.9%
New Hampshire Bus Fin Auth PCR
   (Public Service Co) Ser 93E AMT
   6.00%, 5/01/21...............................      $   4,000    $  4,172,080
                                                                   ------------
New Jersey-5.2%
Morris-Union Jointure Commn COP
   RADIAN Ser 04
   5.00%, 5/01/27...............................          5,175       5,292,783
New Jersey Eco Dev Auth Rev
   (Rols II-R 311) FGIC Ser 04
   7.16%, 6/15/12(b)(c).........................          6,000       6,719,640
   (Sch Facs Constr) Ser O
   5.25%, 3/01/25...............................          6,200       6,545,774
New Jersey Ed Facs Auth
   AMBAC Ser 03
   7.69%, 9/01/21(b)(c).........................          4,000       4,547,520
                                                                   ------------
                                                                     23,105,717
                                                                   ------------
New York-7.0%
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj) FSA Ser 04
   5.75%, 5/01/25 - 5/01/26.....................          3,800       4,238,938
New York City TFA
   (Refunding Subordinated) Ser A-2
   5.00%, 11/01/17..............................          5,000       5,336,350
New York GO
   Ser 03
   5.50%, 8/01/21...............................          5,000       5,384,500
   5.75%, 3/01/15 - 3/01/17.....................          4,250       4,670,263
   Ser 04G
   5.00%, 12/01/23..............................            895         921,957
   Ser 04I
   5.00%, 8/01/21...............................          1,000       1,034,290
   Ser 97A Prerefunded
   6.25%, 8/01/17...............................          5,750       5,968,385
New York Hsg Fin Agy Personal Income Tax Rev
   (Eco Dev & Hsg) Ser 05A FGIC
   5.00%, 9/15/25...............................          1,200       1,251,912
New York IDA
   (Lycee Francais) ACA Ser 02C
   6.80%, 6/01/28...............................          2,500       2,629,925
                                                                   ------------
                                                                     31,436,520
                                                                   ------------
Ohio-5.5%
Cuyahoga Cnty Port Auth Rev
   Ser 01
   7.35%, 12/01/31..............................          5,400       5,653,746
Franklin Cnty
   (OCLC Online Computer Libry Ctr) Ser 98
   5.20%, 10/01/20..............................          1,200       1,249,512


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Port Auth of Columbiana Cnty SWR
   (Apex Environmental, Llc.) Ser 04A AMT
   7.13%, 8/01/25...............................      $   1,240    $  1,238,549
Toledo Lucas Cnty Port Auth Rev
   (Crocker Park Proj) Ser 03
   5.38%, 12/01/35..............................          5,000       5,255,950
Toledo Lucas Cnty Port Fac Rev
   (CSX Transp) Ser 92
   6.45%, 12/15/21..............................          9,730      11,114,677
                                                                   ------------
                                                                     24,512,434
                                                                   ------------
Oregon-1.4%
Forest Grove Rev
   (Refunding & Campus Improvement
   Pacific Proj A) RADIAN
   5.00%, 5/01/28...............................          2,995       3,049,389
Oregon Hsg Dev Agy SFMR
   (Mtg Rev) Ser 02B AMT
   5.45%, 7/01/32...............................          3,300       3,336,366
                                                                   ------------
                                                                      6,385,755
                                                                   ------------
Pennsylvania-4.5%
Ephrata Area Sch Dist
   Ser 05 FGIC
   5.00%, 3/01/22...............................          2,565       2,675,577
Montgomery Cnty Hosp Rev
   (Abington Mem Hosp) Ser 02A
   5.13%, 6/01/32...............................          2,000       2,039,540
Montgomery Cnty IDA Rev
   (Whitemarsh Cont Care Proj) Ser 05
   6.00%, 2/01/21...............................          1,210       1,261,836
Pennsylvania HFA
   FSA Ser 03-1235
   7.02%, 6/01/08(c)............................            575         575,000
   Ser 04 - 1263 AMT
   5.12%, 6/01/07(c)............................            625         625,000
Pennsylvania HFA SFMR
   (Mtg Rev) Ser 03 AMT
   3.22%, 6/01/08(c)............................          3,451       3,450,954
Pennsylvania Hgr Ed Hosp Rev
   (UPMC) Ser 01A
   6.00%, 1/15/31...............................          3,845       4,188,474
Philadelphia Auth IDR
   (Leadership Learning Partners) Ser 05A
   5.25%, 7/01/24...............................          1,030         991,715
South Central Hosp Rev
   (Wellspan Health) MBIA Ser 01
   5.25%, 5/15/31...............................            685         728,950
   Prerefunded MBIA Ser 01
   5.25%, 5/15/31(d)............................          3,115       3,407,810
                                                                   ------------
                                                                     19,944,856
                                                                   ------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 25

                                    National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Puerto Rico-0.6%
Puerto Rico Commonwealth
   MBIA Ser 04-441
   13.83%, 1/01/09(b)(c)........................      $   2,125    $  2,869,005
                                                                   ------------
South Carolina-0.1%
Newberry Investing in Children Ed
   (Newberry Cnty Sch Dist Proj)
   5.00%, 12/01/30..............................            335         329,811
                                                                   ------------
Texas-15.9%
Alliance Arpt Fac
   (Federal Express) Ser 96 AMT
   6.38%, 4/01/21...............................         12,550      12,947,458
Brownwood ISD
   (Schl Bldg) Ser 05 FGIC
   5.25%, 2/15/22 - 2/15/24.....................          3,505       3,738,830
Corpus Christi Arpt Rev
   (Corpus Christi Int'l) FSA Ser 00B
   5.38%, 2/15/30...............................          7,100       7,503,848
Dallas Fort Worth Arpt Rev
   FGIC Ser 01 AMT
   5.50%, 11/01/35..............................         13,400      13,925,950
Ector Cnty Sch Dist
   Ser 03
   5.25%, 8/15/27...............................          3,000       3,164,280
Garza Cnty Pub Fac Corp.
   5.50%, 10/01/19..............................            535         553,163
Grapevine Arpt Rev
   (Cargo ACQ Grp) Ser 02 AMT
   6.50%, 1/01/24...............................          1,000       1,040,320
Guadalupe-Blanco Riv Auth
   Contract & Sub Wtr Res Div & Water Surp Rev
   MBIA Ser 04A
   5.00%, 8/15/24...............................          1,440       1,480,738
Hidalgo Cnty Hlth Svcs
   (Mission Hosp, Inc. Proj) Ser 05
   5.00%, 8/15/14 - 8/15/19.....................            730         735,594
Houston Arpt Fac
   (Continental Airlines) Ser 01E AMT
   7.00%, 7/01/29...............................          2,750       2,428,937
Houston Arpt Rev
   (Cargo ACQ Grp) Ser 02 AMT
   6.38%, 1/01/23...............................          3,000       3,081,510

Laredo ISD Pub Fac Corp
   Lease Rev AMBAC Ser 04A
   5.00%, 8/01/24...............................          1,000       1,027,030
Lubbock
   (Ctfs Oblig-Tax & Wtrwks Surp) FSA
   5.13%, 2/15/24...............................          3,335       3,496,681


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Richardson Hosp Auth Rev
   (Richardson Regional) FSA Ser 04
   5.88%, 12/01/24..............................      $   2,310    $  2,430,328
   (Richardson Regional) Ser 04
   6.00%, 12/01/19..............................          1,830       1,981,908
San Antonio GO
   Ser 02 Unrefunded
   5.00%, 2/01/22...............................          3,060       3,165,845
Seguin Hgr Ed Rev
   (Texas Lutheran Univ Proj) Ser 04
   5.25%, 9/01/28...............................          1,000       1,002,020
Texas Turnpike Auth
   AMBAC Ser 04-284
   9.49%, 8/15/39(b)(c).........................          3,000       3,496,890
Tyler Hosp Rev
   (Mother Francis Regl Hlth) Ser 01
   6.00%, 7/01/31...............................          3,900       4,062,318
                                                                   ------------
                                                                     71,263,648
                                                                   ------------
Virginia-1.8%
Arlington IDA Hosp Rev
   (Arlington Hlth Sys) Ser 01
   5.25%, 7/01/31...............................          1,000       1,033,670
Bell Creek CDD
   Ser 03A
   6.75%, 3/01/22...............................          2,320       2,380,784
Broad St CDD
   Ser 03
   7.50%, 6/01/33...............................          3,000       3,272,580
Pocahontas Pkwy Assoc Toll Rd Rev
   (Cap Appreciation) Sr Ser 98B
   Zero coupon, 8/15/15.........................          2,000       1,179,040
                                                                   ------------
                                                                      7,866,074
                                                                   ------------
Washington-0.2%
Snohomish Cnty Sch Dist No 004 (Lake Stevens)
   FGIC Ser 05
   5.00%, 12/01/22..............................            960       1,003,267
                                                                   ------------
Wisconsin-0.8%
Milwaukee Arpt Rev
   (Cargo ACQ Grp) Ser 02 AMT
   6.50%, 1/01/25...............................          2,340       2,441,345
Wisconsin Hlth & Ed Facs Auth Rev
   (Bell Tower Residence Proj) Ser 05
   5.00%, 7/01/25...............................          1,270       1,272,807
                                                                   ------------
                                                                      3,714,152
                                                                   ------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 27

                                    National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

U.S. Virgin Islands-0.5%
Virgin Islands Pub Fin Auth
   FSA Ser 03A-1233
   11.42%, 10/01/11(b)(c).......................      $     255    $    356,847
   FSA Ser 03B-1233
   11.42%, 10/01/14(b)(c).......................            150         213,930
   FSA Ser 03C-1233
   12.68%, 10/01/15(b)(c).......................            210         318,160
   FSA Ser 03D-1233
   12.68%, 10/01/16(b)(c).......................            540         797,170
   FSA Ser 03E-1233
   12.68%, 10/01/17(b)(c).......................            330         477,167
                                                                   ------------
                                                                      2,163,274
                                                                   ------------
Total Long-Term Municipal Bonds
   (cost $421,893,975)..........................                    439,552,411
                                                                   ------------

Short-Term Municipal Notes(e)-1.1%
Connecticut-0.7%
Connecticut Hlth & Ed Facs Auth Rev
   (Yale University) Ser X-3
   2.70%, 7/01/37...............................          3,000       3,000,000
                                                                   ------------
Nevada-0.4%
Clark Cnty Sch Dist
   FSA Ser A
   2.70%, 6/15/21...............................          2,000       2,000,000
                                                                   ------------
Total Short Term Municipal Notes
   (cost $5,000,000)............................                      5,000,000
                                                                   ------------

Total Investments-99.1%
   (cost $426,893,975)..........................                    444,552,411
Other assets less liabilities-0.9%..............                      4,071,477
                                                                   ------------
Net Assets-100%.................................                   $448,623,888
                                                                   ============


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                          Rate Type
                                             ---------------------------------
                                                Payments          Payments
                   Notional                       Made            Received          Unrealized
    Swap            Amount     Termination       by the            by the          Appreciation/
Counterparty        (000)         Date          Portfolio         Portfolio       (Depreciation)
------------------------------------------------------------------------------------------------
Citigroup          $ 4,700       6/22/07          BMA*             2.962%           $ (29,402)
Citigroup+           1,800       1/25/26          BMA*             4.170%              (6,061)
Goldman Sachs       28,700       2/03/06        76.48% of           BMA*              (32,203)
                                             1 Month LIBOR**
Goldman Sachs        7,500       3/01/06         2.255%             BMA*               22,486
J.P. Morgan          4,400       4/05/07          BMA*             2.988%             (21,179)
Merrill Lynch       28,700       2/03/06          BMA*            85.10% of            62,111
                                                               1 Month LIBOR**
Morgan Stanley       2,300       4/06/06          BMA*             3.081%               1,080
Morgan Stanley       2,300      10/06/06          BMA*             3.217%                 209

*     BMA (Bond Market Association)

**    LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is January 25, 2006.

(a)   Security is in default and is non-income producing.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate market value of these securities amounted to $23,816,117 or 5.3% of net assets.

(c) Inverse floater security -- security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 29

                                    National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

      Glossary of Terms:

      ACA      - American Capital Access Financial Guaranty Corporation
      AMBAC    - American Municipal Bond Assurance Corporation
      AMT      - Alternative Minimum Tax - (subject to)
      CDA      - Community Development Administration
      CDD      - Community Development District
      CFD      - Community Facilities District
      CIFG     - CIFG Assurance North America, Inc.
      COP      - Certificates of Participation
      FGIC     - Financial Guaranty Insurance Company
      FHLMC    - Federal Home Loan Mortgage Corporation
      FNMA     - Federal National Mortgage Association
      FSA      - Financial Security Assurance Inc.
      GNMA     - Government National Mortgage Association
      GO       - General Obligation
      HDA      - Housing Development Authority
      HFA      - Housing Finance Authority
      IDA      - Industrial Development Authority/Agency
      IDR      - Industrial Development Revenue
      ISD      - Independent School District
      MBIA     - Municipal Bond Investors Assurance
      MFHR     - Multi-Family Housing Revenue
      PCR      - Pollution Control Revenue
      RADIAN   - Radian Group, Inc.
      SFMR     - Single Family Mortgage Revenue
      SWR      - Solid Waste Revenue
      TFA      - Transitional Finance Authority
      XLCA     - XL Capital Assurance Inc.

See notes to financial statements.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2005

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS-98.3%

Long-Term Municipal Bonds-97.0%
Alabama-0.7%
Jefferson Cnty Wtr & Swr Rev
   FGIC Ser 02B
   5.00%, 2/01/41...............................      $     625    $    673,456
   FGIC Ser 02B Prerefunded
   5.00%, 2/01/41...............................            375         400,609
                                                                   ------------
                                                                      1,074,065
                                                                   ------------
Alaska-3.1%
Alaska HFC SFMR
   (Mtg Rev) MBIA Ser 97A
   6.00%, 6/01/27...............................          4,510       4,672,676
                                                                   ------------
Arizona-0.6%
Phoenix Civic Impt Corp Wastewtr Sys Rev
   MBIA Ser 04
   5.00%, 7/01/24...............................            950         987,154
                                                                   ------------
California-7.0%
California GO
   5.13%, 2/01/28...............................          1,500       1,553,415
   AMBAC Ser 02B
   5.00%, 4/01/27...............................          3,000       3,077,580
   FSA Ser 03
   5.00%, 2/01/29...............................          1,445       1,485,995
California Statewide Cmm Dev Auth COP
   (Eskaton) ACA Ser 99
   4.04%, 5/15/29(a)............................            300         300,000
Golden St
   Tob Settlement Bonds XLCA Ser 03
   5.50%, 6/01/33...............................          2,000       2,216,440
San Bernardino Cnty Redev
   (Ontario Proj #1) MBIA Ser 93 ETM
   5.80%, 8/01/23...............................          2,000       2,048,280
                                                                   ------------
                                                                     10,681,710
                                                                   ------------
Colorado-5.6%
Northwest Parkway Toll Rev
   FSA Ser 01C
   Zero coupon, 6/15/25(b)......................          9,000       7,523,640
SBC Met Dist
   ACA Ser 05
   5.00%, 12/01/29..............................          1,000       1,003,890
                                                                   ------------
                                                                      8,527,530
                                                                   ------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 31

                            Insured National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Florida-2.0%
Volusia Cnty Hlth Fac
   (John Knox Village) Asset Gty Ser 96A
   6.00%, 6/01/17...............................      $   3,000    $  3,084,960
                                                                   ------------
Illinois-7.2%
Chicago Arpt Rev
   (O'Hare Int'l Arpt) XLCA Ser 03
   5.25%, 1/01/34...............................          1,700       1,769,683
Chicago Stadium Rev
   (Soldier Field) AMBAC Ser 01
   Zero coupon, 6/15/30(b)......................          9,000       7,455,330
Met Pier & Expo Auth
   (McCormick Place) MBIA Ser 02A
   5.25%, 6/15/42...............................          1,750       1,829,170
                                                                   ------------
                                                                     11,054,183
                                                                   ------------
Louisiana-0.4%
New Orleans GO
   MBIA Ser 05
   5.00%, 12/01/29..............................            570         582,660
                                                                   ------------
Massachusetts-5.9%
Massachusetts Hlth & Ed Facs Hosp Rev
   (Berkshire Hlth Sys) Asset Gty Ser 01E
   5.70%, 10/01/25..............................          6,800       7,367,052
   (Cape Cod Healthcare) Asset Gty Ser 01C
   5.25%, 11/15/31..............................          1,600       1,668,096
                                                                   ------------
                                                                      9,035,148
                                                                   ------------
Michigan-7.5%
Detroit Wtr Sply Sys
   FGIC Ser 01
   5.50%, 7/01/33...............................          1,450       1,556,227
Kalamazoo Hosp Rev
   (Borgess Med Ctr) FGIC Ser 94A ETM
   7.56%, 6/01/11(c)............................          5,140       5,262,846
Michigan Mun Bd Auth Rev
   (Sch Dist City of Detroit) Ser 05 FSA
   5.00%, 6/01/20...............................          1,500       1,566,090
Michigan Trunk Line Fund
   FSA Ser 01A
   5.25%, 11/01/30..............................          1,000       1,081,530
PontiacTax Increment
   ACA Ser 02
   5.625%, 6/01/22..............................            700         730,422
Royal Oak Hosp Rev
   (William Beaumont) MBIA Ser 01M
   5.25%, 11/15/35..............................          1,300       1,335,789
                                                                   ------------
                                                                     11,532,904
                                                                   ------------


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Minnesota-4.3%
Waconia Hlth Fac
   (Ridgeview Med Ctr) Asset Gty Ser 99A
   6.125%, 1/01/29..............................      $   6,095    $  6,603,567
                                                                   ------------
Nevada-1.4%
Carson City Hosp Rev
   (Carson-Tahoe Hosp) RADIAN Ser 03A
   5.125%, 9/01/29..............................          2,100       2,132,991
                                                                   ------------
New Hampshire-1.6%
New Hampshire Hosp Rev
   (Mary Hitchcock Hosp) FSA Ser 02
   5.50%, 8/01/27...............................          2,250       2,436,525
                                                                   ------------
New Jersey-5.4%
Morris-Union Jointure COP
   RADIAN Ser 04
   5.00%, 5/01/27...............................          1,700       1,738,692
New Jersey Eco Dev Auth Rev
   (Cigarette Tax) FGIC Ser 04
   5.00%, 6/15/12...............................          1,500       1,589,955
New Jersey Ed Facs Auth Rev
   AMBAC Ser 02A
   5.125%, 9/01/22..............................          2,500       2,632,850
   AMBAC Ser 03
   7.69%, 9/01/21(c)(d).........................          1,210       1,375,625
New Jersey Health Care Fac Fin Auth Rev
   (RWJ Health Care Corp) RADIAN Ser 05B
   5.00%, 7/01/25...............................            840         861,957
                                                                   ------------
                                                                      8,199,079
                                                                   ------------
New York-6.4%
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj) FSA Ser 04
   5.75%, 5/01/26...............................          1,300       1,449,591
Nassau Cnty Hlth Fac Rev
   (Nassau Hlth Sys) FSA Ser 99
   5.75%, 8/01/29...............................          7,600       8,376,340
                                                                   ------------
                                                                      9,825,931
                                                                   ------------
Ohio-8.5%
Hamilton Cnty Sales Tax Rev
   AMBAC Ser 00B
   5.25%, 12/01/32..............................          7,100       7,439,309
Summit Cnty GO
   FGIC Ser 00 Prerefunded
   6.00%, 12/01/21..............................          5,000       5,621,150
                                                                   ------------
                                                                     13,060,459
                                                                   ------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 33

                            Insured National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Pennsylvania-9.3%
Allegheny Cnty Hgr Ed Rev
   (Carnegie Mellon Univ) Ser 02
   5.50%, 3/01/28...............................      $   6,665    $  7,157,010

Pennsylvania Turnpike Transp Rev
   AMBAC Ser 01
   5.25%, 7/15/41...............................          6,500       7,111,455
                                                                   ------------
                                                                     14,268,465
                                                                   ------------
Puerto Rico-4.8%
Puerto Rico Elec Pwr Auth
   XLCA Ser 02-1
   5.25%, 7/01/22(e)............................          6,935       7,410,602
                                                                   ------------
Rhode Island-4.7%
Rhode Island Eco Dev Auth
   (Providence Place Mall Proj) Asset Gty Ser 00
   6.125%, 7/01/20..............................          6,500       7,136,935
                                                                   ------------
South Carolina-0.1%
Newberry Investing In Childrens Ed
   (Newberry Cnty Sch Dist Proj) Ser 05
   5.00%, 12/01/30..............................            115         113,219
                                                                   ------------
Texas-4.9%
Guadalupe-Blanco Riv Auth & Surp
   (Contract & Sub Wtr Res) MBIA Ser 04A
   5.00%, 8/15/24...............................            455         467,872
Lubbock
   (Ctfs Oblig-Tax & Wtrwks Surp) Ser 05 FSA
   5.13%, 2/15/23...............................          3,160       3,322,992
San Antonio GO
   Ser 02
   5.00%, 2/01/23...............................          1,485       1,531,451
Texas Turnpike Auth
   AMBAC Series 02A
   5.50%, 8/15/39...............................          2,000       2,132,500
                                                                   ------------
                                                                      7,454,815
                                                                   ------------
Washington-0.2%
Snohomish Cnty Sch Dist No 004 (Lake Stevens)
   FGIC Ser 05
   5.00%, 12/01/22..............................            340         355,324
                                                                   ------------
West Virginia-1.7%
Fairmont Higher Ed
   (Fairmont St Col) FGIC Ser 02A
   5.375%, 6/01/27..............................          2,500       2,666,925
                                                                   ------------


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Wisconsin-3.7%
Wisconsin Pub Pwr Inc Sys Rev
   AMBAC Ser A
   5.00%, 7/01/24...............................      $   5,415    $  5,620,608
                                                                   ------------
Total Long-Term Municipal Bonds
   (cost $139,889,001)..........................                    148,518,435
                                                                   ------------

Short-Term Municipal Notes(f)-1.3%
Nevada-0.6%
Clark Cnty Schl Dist
   FSA Ser A
   2.70%, 6/15/21...............................          1,000       1,000,000
                                                                   ------------
New York-0.7%
New York City Muni Wtr Fin Auth
   FGIC Ser G
   2.71%, 6/15/24...............................          1,000       1,000,000
                                                                   ------------
Total Short Term Municipal Notes
   (cost $2,000,000)............................                      2,000,000
                                                                   ------------

Total Investments-98.3%
   (cost $141,889,001)..........................                    150,518,435
Other assets less liabilities-1.7%..............                      2,545,922
                                                                   ------------

Net Assets-100%.................................                   $153,064,357
                                                                   ============
INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                        Rate Type
                                             -------------------------------
                                                Payments        Payments
                  Notional                        made          received         Unrealized
    Swap           Amount     Termination        by the          by the        Appreciation/
Counterparty        (000)        Date           Portfolio       Portfolio      (Depreciation)
---------------------------------------------------------------------------------------------
Citigroup          $ 1,600      6/22/07           BMA*           2.962%          $ (10,009)
Citigroup+           2,000      4/10/26           BMA*           5.041%             54,960
Goldman Sachs        9,500      2/03/06         76.48% of         BMA*             (10,660)
                                             1 Month LIBOR**
J.P. Morgan          1,500      4/05/07           BMA*           2.988%             (7,220)
J.P. Morgan          4,000      7/01/22           BMA*          80.98% of           28,496
                                                             1 Month LIBOR**
Merrill Lynch        9,500      2/03/06           BMA*          85.10% of           20,558
                                                             1 Month LIBOR**
Merrill Lynch        3,100     11/01/19           BMA*           3.896%             32,533
Morgan Stanley         800      4/06/06           BMA*           3.081%                376
Morgan Stanley         800     10/06/06           BMA*           3.217%                 73

*     BMA (Bond Market Association)

**    LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is April 10, 2006.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 35

                            Insured National Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

(a) Floating Rate Security -- Security with variable or floating interest rate.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered to be liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2005, the market value of this security amounted to $1,375,625 representing 0.9% of net assets.

(e) Represents entire or partial position segregated as collateral for interest rate swap.

(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA      - American Capital Access Financial Guaranty Corporation
      AMBAC    - American Municipal Bond Assurance Corporation
      COP      - Cerificate of Participation
      ETM      - Escrow to Maturity
      FGIC     - Financial Guaranty Insurance Company
      FSA      - Financial Security Assurance Inc.
      GO       - General Obligation
      HFC      - Housing Finance Corporation
      IDA      - Industrial Development Authority / Agency
      MBIA     - Municipal Bond Investors Assurance
      RADIAN   - Radian Group, Inc.
      SFMR     - Single Family Mortgage Revenue
      XLCA     - XL Capital Assurance Inc.

See notes to financial statements.


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2005

New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------


                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS-101.7%

Long-Term Municipal Bonds-98.0%
Arizona-0.5%
Goodyear IDA Wtr & Swr Rev
   (Litchfield Park Proj) Ser 01 AMT
   6.75%, 10/01/31..............................      $   1,000    $  1,065,480
Quailwood Meadows CFD
   Ser 04
   6.00%, 7/15/22...............................          1,120       1,120,840
                                                                   ------------
                                                                      2,186,320
                                                                   ------------
California-0.2%
California GO
   Ser 03
   5.25%, 11/01/25..............................            650         682,877
   Ser 04
   5.20%, 4/01/26...............................            350         365,488
                                                                   ------------
                                                                      1,048,365
                                                                   ------------
Florida-3.3%
Crossings at Fleming Island CDD
   (Eagle Harbor) Ser 00
   7.10%, 5/01/30...............................          5,500       5,794,745
Fiddlers Creek CDD
   Ser 96
   7.50%, 5/01/18...............................          3,000       3,114,480
   Ser 99B
   5.80%, 5/01/21...............................          1,230       1,269,594
Hammock Bay CDD
   Ser 04A
   6.15%, 5/01/24...............................          1,200       1,197,912
Manatee Cnty CDD
   (Heritage Harbor South) Ser 02B
   5.40%, 11/01/08..............................            560         558,773
Marshall Creek CDD
   Ser 02A
   6.625%, 5/01/32..............................            970       1,014,688
Midtown Miami CDD
   Ser 04A
   6.00%, 5/01/24...............................          2,500       2,586,250
                                                                   ------------
                                                                     15,536,442
                                                                   ------------
Georgia-0.1%
Atlanta Tax Alloc
   (Eastside Proj) Ser 05B
   5.60%, 1/01/30...............................            500         495,045
                                                                   ------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 37

                                    New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Illinois-0.9%
Antioch Village Spl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33..............................      $   1,000    $  1,002,900
Plano Spl Svcs Area No.3
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28...............................          1,350       1,333,327
Yorkville Spl Svc Area
   (Raintree Vlg Proj) Ser 03
   6.875%, 3/01/33..............................          1,980       2,046,429
                                                                   ------------
                                                                      4,382,656
                                                                   ------------
Nevada-0.7%
Clark Cnty Impt Dist
   Ser 03
   6.10%, 8/01/18...............................          1,500       1,526,895
Henderson Local Impt Dist
   Ser 03
   5.80%, 3/01/23...............................            975       1,006,083
North Las Vegas CDD
   Ser 03
   6.40%, 12/01/22..............................            990       1,022,244
                                                                   ------------
                                                                      3,555,222
                                                                   ------------
New Jersey-1.9%
Garden St Pres Tr
   Open Space & Farmland FSA Ser 05A
   5.80%, 11/01/17 - 11/01/21(a)................          8,000       9,027,960
                                                                   ------------
New York-85.0%
Cattaraugus Cnty Hgr Ed
   (Jamestown) Ser 00A
   6.50%, 7/01/30...............................          1,000       1,145,410
Cortland Cnty Hosp Rev
   (Cortland Mem Hosp) RADIAN Ser 02
   5.25%, 7/01/32...............................          2,700       2,796,201
Erie Cnty IDA Sch Fac Rev
   (Buffalo Sch Dist Proj) FSA Ser 04
   5.75%, 5/01/24 - 5/01/25(b)..................          3,800       4,250,338
Essex Cnty IDR
   (Int'l Paper) Ser 95A AMT
   5.80%, 12/01/19..............................          4,750       4,848,277
Glen Cove IDR
   (The Regency at Glen Cove) Ser 92B ETM
   Zero coupon, 10/15/19........................         13,010       6,845,472
Hempstead Hgr Ed
   (Adelphi Univ) Ser 02
   5.50%, 6/01/32...............................          1,000       1,055,190


--------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Herkimer Cnty IDR Hgr Ed
   (Herkimer CC Stud Hsg) Ser 00
   6.50%, 11/01/30..............................      $   2,000    $  2,193,140
Horseheads CCRC
   (Appleridge Retrmt Cmnty) GNMA Ser 99
   5.75%, 9/01/41...............................          4,000       4,254,320
Long Island Power Auth Elec Rev
   FSA Ser 01A
   5.25%, 9/01/28...............................         10,000      10,458,300
Metro Trans Auth of New York Rev
   AMBAC Ser 05B
   5.00%, 11/15/26..............................          7,500       7,855,500
Monroe Cnty MFHR
   (Southview Towers Proj) Sonyma Ser 00 AMT
   6.25%, 2/01/31...............................          1,130       1,230,886
Montgomery Cnty IDA Lease Rev
   (HFM Boces) XLCA Ser 05A
   5.00%, 7/01/24...............................          1,500       1,556,490
Nassau Cnty Interim Fin Auth
   (Sales Tax Secd) MBIA Ser 05A
   5.00%, 11/15/24..............................          3,000       3,127,380
New York City Cultural Resources
   (Museum of Modern Art) AMBAC Ser 01D
   5.125%, 7/01/31..............................         14,000      14,555,100
New York City Ed Fac
   (Lycee Francais) ACA Ser 02C
   6.80%, 6/01/28...............................          2,500       2,629,925
   (Magen David Yeshivah Proj) ACA Ser 02
   5.70%, 6/15/27...............................          2,500       2,628,300
   (Spence School)
   5.20%, 7/01/34...............................          3,155       3,293,631
New York City GO
   FSA Ser 04E
   5.00%, 11/01/21..............................          4,000       4,176,680
   Ser 01B Prerefunded
   5.50%, 12/01/31..............................          8,430       9,306,804
   Ser 01B Unrefunded
   5.50%, 12/01/31..............................          3,570       3,790,983
   Ser 03
   5.75%, 3/01/15 - 3/01/17.....................          4,250       4,670,263
   Ser 04G
   5.00%, 12/01/23..............................          3,225       3,322,137
   Ser 04I
   5.00%, 8/01/21...............................         11,400      11,790,906
   Ser 05J
   5.00%, 3/01/24...............................         12,000      12,341,640
   Ser 96A Prerefunded
   6.25%, 8/01/17(c)............................         15,500      16,088,690
   Ser 96J Prerefunded
   6.00%, 2/15/24...............................         11,165      11,425,591
   XLCA Ser 04-1249
   6.57%, 8/01/18(d)(e).........................          5,000       5,527,400


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 39

                                    New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

New York City HDC MFHR
   (Rental Hsg) Ser 01C-2 AMT
   5.40%, 11/01/33..............................      $   3,030    $  3,092,418
   (Rental Hsg) Ser 02A AMT
   5.50%, 11/01/34..............................          1,250       1,275,963
New York City Hlth & Hosp Rev
   AMBAC Ser 03A
   5.25%, 2/15/22...............................          5,700       6,053,457
New York City Hosp Rev
   (Health Sys) FSA Ser 02A
   5.125%, 2/15/23..............................          1,500       1,567,410
New York City IDA
   (Brooklyn Navy Yard) Ser 97 AMT
   5.75%, 10/01/36..............................          3,000       2,970,870
New York City IDA Spl Fac
   (Airis JFK Proj) Ser 01A
   5.50%, 7/01/28...............................          9,000       8,850,690
   (British Airways) Ser 98 AMT
   5.25%, 12/01/32..............................          1,175       1,004,566
New York City IDR Spl Fac
   (Terminal One) Ser 94 AMT
   6.125%, 1/01/24..............................         18,690      18,797,094
New York City Mun Wtr Fin Auth
   Ser 03A
   5.00%, 6/15/27...............................          1,000       1,033,200
New York City TFA
   (Refunding Subordinated) Ser A-2
   5.00%, 11/01/17..............................          5,000       5,336,350
   MBIA Ser 04-478
   12.00%, 2/01/11(d)(e)........................          2,500       3,194,400
   Ser 00B Prerefunded
   6.00%, 11/15/29..............................          6,000       6,715,140
   Ser 02A
   5.50%, 11/01/26..............................          5,000       5,426,750
New York State
   Tobacco Settlement Bonds Ser 03-1156
   7.42%, 6/01/14(d)(e).........................          2,500       2,800,550
New York State Dorm Auth
   (FHA Insd Maimonides) MBIA Ser 04
   5.75%, 8/01/29...............................          3,515       3,929,137
   Ser 02
   5.00%, 7/01/32...............................          4,000       4,319,040
New York State Dorm Auth Hlth Fac
   (Eger Rehab Ctr) FHA Ser 00
   6.10%, 8/01/37...............................          3,815       4,261,279
   (Nursing Home) FHA Ser 02-34
   5.20%, 2/01/32...............................          3,965       4,172,726
New York State Dorm Auth Hosp Rev
   (Mem Sloan-Kettering Ctr) MBIA Ser 03A
   5.00%, 7/01/22...............................          5,000       5,206,250
   (Mount Sinai) NYU Health System Ser 00
   6.50%, 7/01/25...............................          7,500       7,932,225


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

New York State Dorm Auth Lease Rev
   (Master Boces Program Wayne Finger)
   FSA Ser 04
   5.00%, 8/15/23...............................      $   3,175    $  3,317,050
New York State Dorm Auth MFHR
   (Joachim & Anne Residence) Ser 02
   5.25%, 7/01/27...............................          1,000       1,026,480
New York State Dorm Auth Rev
   (Leake & Watts Svcs Inc) MBIA Ser 04
   5.00%, 7/01/22 - 7/01/23.....................          3,275       3,422,149
   (Montefiore Hosp) FGIC/FHA Ser 04
   5.00%, 8/01/23...............................          5,000       5,213,950
   (New York University) FGIC Ser 04A
   5.00%, 7/01/24...............................          2,240       2,340,710
   (Rochester University) Ser 04A
   5.25%, 7/01/21 - 7/01/24.....................          1,825       1,940,605
New York State Energy Res & Dev Auth
   (Brooklyn Union Gas) MBIA AMT
   8.64%, 7/08/26(d)............................          6,000       6,045,000
New York State Energy Res & Dev Auth Elec Rev
   (Long Island Ltg Co) Ser 95A AMT
   5.30%, 8/01/25...............................          7,500       7,705,875
New York State Env Solid Waste Disp Rev
   (Waste Mgmnt Proj) Ser 02A
   2.90%, 5/01/12...............................          3,500       3,487,575
New York State Metro Trans Auth
   Ser 02
   5.25%, 11/15/31..............................          5,000       5,233,050
   Ser 02A
   5.125%, 11/15/31.............................          5,500       5,698,495
   5.25%, 11/15/30..............................         10,000      10,484,600
New York State Mtg Agy SFMR
   (Mtg Rev) Ser 01-31A AMT
   5.30%, 10/01/31..............................          9,000       9,058,410
   (Mtg Rev) Ser 82 AMT
   5.65%, 4/01/30...............................          3,415       3,450,277
   Ser 01-29 AMT
   5.45%, 4/01/31...............................          9,000       9,198,720
   Ser 84 AMT
   5.95%, 4/01/30...............................         16,820      17,374,892
New York State Twy Auth Hwy & Brdg Tr Fd
   AMBAC General 2nd Ser B
   5.00%, 4/01/24...............................          4,800       5,021,280
New York State Twy Auth Personal Income Tax Rev
   (Transport) AMBAC Ser 04A
   5.00%, 3/15/24...............................          5,000       5,221,750
New York State UDC
   (State Pers Income Tax) AMBAC Ser 05A-1
   5.00%, 12/15/25..............................          2,450       2,562,749


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 41

                                    New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

New York State UDC Spl Tax
   (Empire State) Ser 02A
   5.25%, 3/15/32...............................      $   3,945    $  4,300,523
Niagara Frontier Trans Arpt Rev
   (Buffalo Niagara) MBIA AMT
   5.625%, 4/01/29..............................          2,500       2,653,375
Onondaga Cnty IDR Swr Rev
   (Anheuser Busch) Ser 99 AMT
   6.25%, 12/01/34..............................          2,000       2,152,880
Onondaga Cnty PCR
   (Bristol-Myers Squibb) AMT
   5.75%, 3/01/24...............................          4,000       4,480,360
Onondaga County IDA Arpt Fac
   (Cargo ACQ Grp) Ser 02 AMT
   6.125%, 1/01/32..............................          1,000       1,023,290
Port Auth of NY & NJ
   (JFK Int'l Proj) MBIA Ser 97-6 AMT
   5.75%, 12/01/22..............................          6,820       7,230,359
   Ser 03 AMT
   6.39%, 12/15/12(d)...........................          4,500       4,886,640
Spencerport Uni Sch Dist
   MBIA Ser 02
   5.00%, 6/15/21...............................          2,500       2,618,125
Staten Island Hosp Rev
   (Staten Island Hosp) Ser 01B
   6.375%, 7/01/31..............................          1,980       2,004,295
Suffolk County IDR
   (Nissequogue Cogen Fac) Ser 98 AMT
   5.50%, 1/01/23...............................          5,750       5,709,865
Western Nassau Cnty Wtr Auth Wtr Sys Rev
   AMBAC Ser 05
   5.00%, 5/01/24...............................          1,945       2,031,708
Yonkers IDA Hlth Fac
   (Malotz Pavilion Proj) MBIA Ser 99
   5.65%, 2/01/39...............................            700         735,903
                                                                   ------------
                                                                    402,735,409
                                                                   ------------
Ohio-0.3%
Port Auth of Columbiana Cnty SWR
   (Apex Environmental Llc) Ser 04A AMT
   7.125%, 8/01/25..............................          1,200       1,198,596
                                                                   ------------
Puerto Rico-3.9%
Puerto Rico Commonwealth
   MBIA Ser 04-441
   13.83%, 1/01/09(d)(e)........................            375         506,295
Puerto Rico Elec Pwr Auth
   XLCA Ser 02-1
   5.25%, 7/01/22(f)............................         10,000      10,685,800


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------


                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Puerto Rico HFC SFMR
   (Mtg Rev) Ser 01A
   5.20%, 12/01/33..............................      $   1,780    $  1,799,313
Puerto Rico Hsg Fin Auth
   Capital Funding Program
   5.00%, 12/01/20..............................          5,215       5,414,839
                                                                   ------------
                                                                     18,406,247
                                                                   ------------
Texas-0.4%
Houston Arpt Rev
   (Continental Airlines) Ser 01E AMT
   7.00%, 7/01/29...............................          2,050       1,810,663
                                                                   ------------
Virginia-0.8%
Bell Creek CDD
   Ser 03A
   6.75%, 3/01/22...............................            772         792,226
Broad Str Parking Fac
   Ser 03
   7.50%, 6/01/33...............................          2,680       2,923,505
                                                                   ------------
                                                                      3,715,731
                                                                   ------------
Total Long-Term Municipal Bonds
   (cost $443,933,255)..........................                    464,098,656
                                                                   ------------

Short-Term Municipal Notes(g)-3.7%
Nevada-0.1%
Clark Cnty Sch Dist
   FSA Ser A
   2.70%, 6/15/21...............................            500         500,000
                                                                   ------------
New York-3.6%
New York City GO
   Subser E4
   2.43%, 8/01/21 - 8/01/22.....................          7,425       7,425,000
New York City Mun Wtr Fin Auth
   FGIC Ser G
   2.66%, 6/15/24...............................          7,500       7,500,000
New York City TFA
   (NYC Recovery) Ser 3 Subser 3 B
   2.65%, 11/01/22..............................          2,000       2,000,000
                                                                   ------------
                                                                     16,925,000
                                                                   ------------
Total Short-Term Municipal Notes
   (cost $17,425,000)...........................                     17,425,000
                                                                   ------------

Total Investments-101.6%
   (cost $461,358,255)..........................                    481,523,656
Other assets less liabilities-(1.6%)............                     (7,816,410)
                                                                   ------------

Net Assets-100%.................................                   $473,707,246
                                                                   ============


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 43

                                    New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                         Rate Type
                                              --------------------------------
                                                 Payments          Payments
                     Notional                      made            received       Unrealized
      Swap            Amount     Termination      by the            by the      Appreciation/
  Counterparty        (000)         Date         Portfolio         Portfolio    (Depreciation)
----------------------------------------------------------------------------------------------
Citigroup             $ 4,800      6/22/07         BMA*             2.962%       $ (30,027)
Citigroup+              2,200      1/25/26         BMA*             4.108%         (24,233)
Goldman Sachs          27,300      2/03/06       76.48% of           BMA*          (30,632)
                                              1 Month LIBOR**
J.P. Morgan             4,300      4/05/07         BMA*             2.988%         (20,698)
J.P. Morgan             4,500      6/15/15        3.777%             BMA*            4,462
Merrill Lynch           6,500     12/01/05         BMA*             2.220%          (8,009)
Merrill Lynch          27,300      2/03/06         BMA*           85.10% of         59,080
                                                               1 Month LIBOR**
Morgan Stanley          2,400      4/06/06         BMA*             3.081%           1,164
Morgan Stanley          2,400     10/06/06         BMA*             3.217%             218

*     BMA (Bond Market Association)

**    LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is January 25, 2006.

FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                       Value at
               Number of   Expiration      Original   October 31,    Unrealized
    Type       Contracts      Month         Value        2005       Appreciation
--------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future      10      December 2005   $1,121,056  $1,084,531      $ 36,525

(a)   When-issued security.

(b) Position, or portion thereof, with a market value of $228,901 has been segregated to collateralize margin requirements for open future contracts.

(c) Represents entire or partial position segregated as collateral for when issued security.

(d) Inverse floater security -- security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate market value of these securities amounted to $12,028,645 or 2.5% of net assets.

(f) Represents entire or partial position segregated as collateral for interest rate swap.

(g) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements.


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

      Glossary of Terms:

      ACA      - American Capital Access Financial Guaranty Corporation
      AMBAC    - American Municipal Bond Assurance Corporation
      AMT      - Alternative Minimum Tax -- (subject to)
      CCRC     - Congregate Care Retirement Center
      CDD      - Community Development District
      CFD      - Community Facilities District
      ETM      - Escrow to Maturity
      FGIC     - Financial Guaranty Insurance Company
      FHA      - Federal Housing Administration
      FSA      - Financial Security Assurance Inc.
      GNMA     - Government National Mortgage Association
      GO       - General Obligation
      HDC      - Housing Development Corporation
      HFC      - Housing Finance Corporation
      IDA      - Industrial Development Authority / Agency
      IDR      - Industrial Development Revenue
      MBIA     - Municipal Bond Investors Assurance
      MFHR     - Multi-Family Housing Revenue
      PCR      - Pollution Control Revenue
      RADIAN   - Radian Group, Inc.
      SFMR     - Single Family Mortgage Revenue
      SWR      - Solid Waste Revenue
      TFA      - Transitional Finance Authority
      UDC      - Urban Development Corporation
      XLCA     - XL Capital Assurance Inc.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 45

                                  California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2005

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS-97.8%

Long-Term Municipal Bonds-97.7%
California-97.1%
Bassett Uni Sch Dist
   (Election of 2004) Ser 05A FSA
   5.00%, 8/01/23 - 8/01/25.....................      $   3,255    $  3,405,129
California Dept of Wtr Res
   FGIC Ser 02A
   5.125%, 5/01/18..............................         10,000      10,582,900
   Ser 02A
   5.375%, 5/01/21..............................          3,000       3,209,100
California Dept Transp Rev
   FGIC Ser 04A
   5.00%, 2/01/13...............................         10,000      10,792,600
California Ed Facs Auth Rev
   (University of Pacific) Ser 04
   5.00%, 11/01/20..............................          1,000       1,028,450
   5.25%, 5/01/34...............................          1,000       1,048,190
California GO
   5.00%, 2/01/32...............................         13,200      13,462,284
   5.125%, 6/01/31..............................          1,730       1,780,170
   5.25%, 2/01/30...............................         14,000      14,549,640
   MBIA - IBC Ser 03
   5.25%, 2/01/16...............................          2,050       2,210,986
   MBIA Ser 02
   5.00%, 2/01/32...............................          3,500       3,576,895
   Ser 02
   5.25%, 4/01/30...............................          1,175       1,222,235
   Ser 03
   5.25%, 2/01/24...............................          3,500       3,679,130
   Ser 04
   5.00%, 2/01/33...............................          6,925       7,069,871
   5.125%, 2/01/28..............................          3,500       3,624,635
   5.30%, 4/01/29...............................          6,400       6,750,400
California Health Fac Auth
   (Cottage Hlth Sys) MBIA Ser 03B
   5.00%, 11/01/23..............................          2,500       2,584,850
   (Lucile Salter Packard Hosp) AMBAC Ser 03C
   5.00%, 8/15/21...............................          3,365       3,496,639
California HFA SFMR
   (Mtg Rev) FHA Ser 95A-2 AMT
   6.45%, 8/01/25...............................            525         529,757
   (Mtg Rev) Ser 99A-2 AMT
   5.25%, 8/01/26...............................          1,765       1,770,930
California Hgr Ed
   (Col of Arts & Crafts) Ser 01
   5.875%, 6/01/30..............................          2,200       2,301,310


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

California Poll Ctl Fin Auth
   (Pacific Gas & Elec) MBIA Ser 96A AMT
   5.35%, 12/01/16..............................      $  15,500    $ 16,570,585
   (So Calif Edison) MBIA Ser 99C AMT
   5.55%, 9/01/31...............................          7,950       8,327,068
   (So Calif) Ser 86A
   2.00%, 2/28/08...............................          3,000       2,984,520
   (Tracy Material Recovery) ACA Ser 99A AMT
   5.70%, 8/01/14...............................          3,670       3,785,495
California Poll Ctl Fin Auth SWR
   (Waste Management) Ser 02A AMT
   3.125%, 1/01/22..............................          6,000       5,985,240
California Pub Wks Bd Lease Rev
   (Coalinga) Ser 04A
   5.50%, 6/01/22 - 6/01/23.....................          6,790       7,207,067
   (Dept of Hlth Svcs-Richmond Lab)
   Ser 05B XLCA
   5.00%, 11/01/30..............................          1,270       1,293,000
   (Univ of Calif Proj) Ser 05C
   5.00%, 4/01/23...............................          3,130       3,241,585
   (Univ of Calif Proj) Ser 05D
   5.00%, 5/01/25...............................          3,250       3,351,627
   (Various Univ Calif Projs) Ser 04F
   5.00%, 11/01/26..............................          8,065       8,294,449
   XLCA Ser 04-413
   6.99%, 12/01/11(a)(b)........................         10,070      11,234,696
California Rural MFA SFMR
   (Mtg Rev) GNMA/FNMA Ser 00B AMT
   6.25%, 12/01/31..............................            210         210,250
   (Mtg Rev) GNMA/FNMA Ser 00D AMT
   6.00%, 12/01/31..............................            695         722,466
   (Mtg Rev) GNMA/FNMA Ser 99A AMT
   5.40%, 12/01/30..............................            550         556,078
   (Mtg Rev) MBIA Ser 99A AMT
   5.40%, 12/01/30..............................          1,365       1,383,059
California State University Rev
   FGIC Ser 03A
   5.00%, 11/01/22..............................          6,000       6,231,600
California Statewide Comm Dev Auth
   (Kaiser Hosp) Ser 01A
   5.55%, 8/01/31...............................         18,000      18,910,620
   (San Diego Space & Science) Ser 96
   7.50%, 12/01/16..............................          2,715       2,897,557
California Statewide Comm Dev Auth COP
   (Eskaton Properties) Ser 99 ACA
   4.20%, 5/15/29(a)............................            250         250,000
   (Savrs Eskaton Convertible 12/28/00) ACA Ser
   99 4.04%, 5/15/29(a).........................          1,900       1,900,000


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 47

                                  California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

California Statewide Comm Dev Auth Ed Fac
   (Drew College Prep) Ser 00
   7.25%, 10/01/30..............................      $   8,000    $  8,648,240
   (Saint Mark's Sch) Ser 01
   6.75%, 6/01/28...............................          2,555       2,650,710
   (Sonoma Cntry Day Sch) Ser 99
   6.00%, 1/01/29...............................         11,540      12,169,507
   (Wildwood Elem Sch) Ser 01
   7.00%, 11/01/29..............................          4,000       4,323,960
   (Windward Sch) Ser 99
   6.90%, 9/01/23...............................          1,960       2,020,153
California Statewide Comm Dev Auth Rev
   (Daughters of Charity Health) Ser 05A
   5.25%, 7/01/24...............................          3,225       3,308,334
California Statewide MFHR
   (Highland Creek Apts) FNMA Ser 01K AMT
   5.40%, 4/01/34...............................          5,745       5,878,284
   (Santa Paula Vlg Apt) FNMA Ser 98D AMT
   5.43%, 5/01/28...............................          2,090       2,115,853
California Veterans Hsg
   AMBAC Ser 02A
   5.35%, 12/01/27(c)...........................         22,320      23,292,929
Carson Assmt Dist
   (Dominguez Tech Ctr) Ser 01-1
   6.35%, 9/02/23...............................          3,825       3,980,295
   6.375%, 9/02/31..............................          5,000       5,203,550
Castaic Lake Wtr Agy
   AMBAC Ser 04A
   5.00%, 8/01/16 - 8/01/18.....................          4,325       4,581,758
   MBIA Ser 01A
   5.20%, 8/01/30...............................          1,625       1,688,895
Chino CFD
   (Spectrum South) Ser 99
   6.35%, 9/01/29...............................          3,450       3,504,752
Chino Hills CFD
   (Fairfield Ranch) Ser 00
   6.95%, 9/01/30...............................          5,200       5,514,548
Coachella Valley Uni Sch Dist
   FGIC Ser 05A
   5.00%, 8/01/25...............................          2,900       3,027,136
Commerce Joint Pwrs Fin Auth Lease Rev
   (Cmnty Ctr Proj) Ser 04 XLCA
   5.00%, 10/01/34..............................          2,015       2,059,995
Corona CFD
   (Eagle Glen) Ser 98
   5.875%, 9/01/23..............................          3,260       3,352,617
   (Eagle Glen) Ser 98 ETM
   5.875%, 9/01/23..............................          3,005       3,090,372
Desert Cmnty College Dist
   MBIA Ser 05
   5.00%, 8/01/24...............................          2,600       2,720,276


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

East Bay Mun Util Dist Wtr Sys Rev
   MBIA Ser 05A
   5.00%, 6/01/27...............................      $   3,600    $  3,744,360
East Palo Alto Pub Fin Auth Rev
   (University Circle Gateway 101) RADIAN
   Ser 05A
   5.00%, 10/01/25..............................          4,390       4,512,920
Eastern Wtr CFD
   (Morningstar Ranch) Ser 02
   6.40%, 9/01/32...............................          3,765       3,844,630
El Centro Fin Auth Hosp Rev
   (El Centro Med Ctr) Ser 01
   5.375%, 3/01/26..............................         18,000      18,737,640
Elk Grove Assmt Dist
   (E. Franklin Cmnty) Ser 02
   5.80%, 8/01/25...............................          1,000       1,082,640
   6.00%, 8/01/33...............................          5,000       5,430,050
Encinitas Rec Rev
   (Encinitas Ranch Golf Course) Ser 04
   5.50%, 9/01/23 - 9/01/24.....................          1,110       1,088,027
   5.60%, 9/01/26...............................          1,000         983,020
   (Encinitas Ranch Golf Course) Ser 96A
   7.75%, 9/01/26...............................          9,735      10,301,285
Fontana
   (Heritage West End) Ser 99A
   6.50%, 9/01/28...............................          8,720       9,084,496
Fontana Pub Fin Auth
   (No Fontana Redev Proj) AMBAC Ser 03A
   5.50%, 9/01/32...............................          1,000       1,069,550
Fremont Uni Sch Dist
   (Election 2002) FSA Ser 05B
   5.00%, 8/01/26 - 8/01/27.....................          7,410       7,712,743
Fresno Joint Pwrs Lease Rev
   XLCA Ser 04A
   5.25%, 10/01/21 - 10/01/24...................          3,425       3,625,860
   5.375%, 10/01/17.............................          1,315       1,422,725
Gilroy Uni Sch Dist
   FGIC
   5.00%, 8/01/27...............................          1,500       1,550,460
Huntington Park Pub Fin Auth Rev
   FSA Ser 04A
   5.25%, 9/01/17...............................          1,000       1,101,520
Kaweah Delta Health Care Dist
   MBIA Ser 04
   5.25%, 8/01/25 - 8/01/26.....................          3,780       3,995,977
Kern Cnty
   (Tejon Industrial Complex) Ser 00A
   7.20%, 9/01/30...............................          9,925      10,326,863
La Verne Spl Tax
   Ser 98
   5.875%, 3/01/14..............................          5,225       5,382,116


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 49

                                  California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Lammersville Sch Dist CFD
   (Mountain House) Ser 02
   6.375%, 9/01/32..............................      $   4,250    $  4,414,305
Lancaster Redev Agy Tax Alloc
   (Fire Protn Fac Proj) XLCA Ser 04
   5.00%, 12/01/23..............................          1,120       1,157,946
   (Sheriffs Fac Proj) XLCA Ser 04
   5.00%, 12/01/23..............................          1,875       1,938,525
Loma Linda Hosp Rev
   (Univ Med Ctr) Ser 05A
   5.00%, 12/01/23..............................          2,000       2,026,800
Los Angeles Cmnty College Dist
   (Election of 2001) Ser 05A FSA
   5.00%, 8/01/24...............................          4,500       4,708,170
Los Angeles Cmnty Redev Agy
   Ser 04L
   5.00%, 3/01/17...............................          2,565       2,578,877
   5.10%, 3/01/19...............................          1,350       1,352,362
Los Angeles Cmnty Redev MFHR
   (Grand Ctrl Proj) Ser 93A AMT
   5.85%, 12/01/26..............................          4,030       4,031,813
Los Angeles Cnty Arpt
   (Ontario Int'l Arpt) FGIC Ser 96A AMT
   6.00%, 5/15/22...............................         12,780      13,061,671
Los Angeles Cnty Pub Works
   AMBAC Ser 97V-B
   5.125%, 12/01/29.............................          3,400       3,572,142
Los Angeles Cnty Transp Auth
   FGIC Ser 00A
   5.25%, 7/01/30...............................          2,750       2,903,615
Los Angeles Dept of Wtr & Pwr Elec Rev
   MBIA Ser 01A
   5.00%, 7/01/24...............................          1,500       1,555,410
Los Angeles Harbor Rev
   MBIA Ser 96B AMT
   6.20%, 8/01/25...............................         10,000      10,328,800
   Ser 96B AMT
   5.375%, 11/01/23.............................          8,250       8,518,207
Los Angeles MFHR
   (Park Plaza West) GNMA AMT
   5.50%, 1/20/43...............................          5,000       5,192,000
Los Angeles Uni Sch Dist
   MBIA Ser 03A-1116
   7.31%, 7/01/16(a)(b).........................          4,850       5,795,847
Manteca Uni Sch Dist
   FSA Ser 04
   5.25%, 8/01/22...............................          1,390       1,486,355
Marin Wtr Dist Rev
   AMBAC Ser 04
   5.25%, 7/01/20...............................          3,040       3,260,461


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Murrieta Valley Uni Sch Dist
   (Election 2002) FSA Ser 05B
   5.125%, 9/01/29..............................      $   1,275    $  1,336,621
Napa Valley Uni Sch Dist
   (Election 2002) FGIC Ser 05
   5.00%, 8/01/29...............................          2,000       2,076,460
Natomas Uni Sch Dist
   (Election of 2002) Ser 04B FGIC
   5.00%, 9/01/27 - 9/01/28.....................          6,030       6,240,705
Norco Redev Agy Tax Alloc
   (Norco Redev Proj #1) RADIAN Ser 04
   5.00%, 3/01/24...............................          3,060       3,078,421
Ohlone Cmnty College Dist
   Ser 05B FSA
   5.00%, 8/01/24...............................          1,850       1,935,581
Ontario Assmt Dist
   (Calif Commerce Ctr So)
   7.70%, 9/02/10...............................          3,805       3,863,293
Ontario COP
   (Wtr Sys Impt Proj) MBIA Ser 04
   5.25%, 7/01/21...............................          1,700       1,819,459
Orange Cnty CFD
   (Ladera Ranch) Ser 99A
   6.70%, 8/15/29...............................          3,000       3,386,850
Orange Cnty Sr Lien
   (Foothill/Eastern Corr) Ser 95 ETM
   Zero coupon, 1/01/24 - 1/01/25...............         25,255      10,442,372
   (San Joaquin Hills Transp Corr) MBIA
   Zero coupon, 1/15/36.........................         47,415       9,942,451
   (San Joaquin Hills Transp Corr) Ser 93 ETM
   Zero coupon, 1/01/19 - 1/01/23...............         75,000      37,568,650
Palm Springs Arpt Rev
   (Palm Springs Regional Arpt) MBIA Ser 92 AMT
   6.00%, 1/01/22...............................          6,860       6,897,936
Palm Springs COP
   Ser 91B ETM
   Zero coupon, 4/15/21.........................         37,500      18,055,125
Palmdale Wtr Dist Rev COP
   FGIC Ser 04
   5.00%, 10/01/24..............................          1,775       1,844,775
Pittsburg Redev Agy
   (Los Medanos Proj) Ser 03A
   5.00%, 8/01/21...............................          6,410       6,681,015
Placentia Yorba Linda Uni Sch Dist
   (Election 2002) MBIA Ser 05C
   5.00%, 8/01/27...............................          3,300       3,434,079
Port of Oakland
   FGIC Ser 02L AMT
   5.375%, 11/01/27.............................          2,500       2,610,200


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 51

                                  California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Rancho Cordova CFD
   (Sunridge Anatolia) Ser 03
   6.00%, 9/01/28...............................      $   2,000    $  2,080,620
Riverside CFD
   (MTN Cove) Ser 00
   6.50%, 9/01/25...............................          3,390       3,519,125
Riverside Cmnty College Dist
   MBIA Ser 04A
   5.25%, 8/01/25 - 8/01/26.....................          1,980       2,194,889
Riverside Cnty Pub Fin Auth Tax Alloc
   (Redev Proj) Ser 04 XLCA
   5.00%, 10/01/35..............................          2,475       2,539,325
Rocklin Uni Sch Dist
   MBIA Ser 04
   5.00%, 9/01/25...............................          1,000       1,036,630
Roseville CFD
   (No Central Roseville Highland Park) Ser 99-A
   5.80%, 9/01/17...............................          6,685       6,949,927
Roseville COP
   AMBAC Ser 03A
   5.00%, 8/01/25...............................          7,490       7,737,020
Roseville High Sch Dist
   Ser 01E
   5.25%, 8/01/26...............................          2,435       2,560,281
Sacramento CFD
   (N Natomas Drain) Ser 00B
   7.25%, 9/01/30...............................          5,375       6,224,949
Sacramento City Uni Sch Dist
   FSA Ser 04D
   5.25%, 7/01/21 - 7/01/23.....................          8,525       9,088,225
Sacramento Cnty Arpt Rev
   MBIA Ser 96A AMT
   5.90%, 7/01/24...............................          5,050       5,233,416
Sacramento Cnty Hsg Auth MFHR
   (Cottage Estates) FNMA Ser 00B AMT
   6.00%, 2/01/33...............................          5,300       5,575,017
   (Verandas Apts) FNMA Ser 00H AMT
   5.70%, 3/01/34...............................          2,875       2,963,320
Sacramento Muni Util Dist Elec Rev
   MBIA Ser 03S
   5.00%, 11/15/17..............................          5,000       5,301,750
   MBIA Ser 04R-289-2
   11.46%, 8/15/17(a)(b)........................          2,500       3,087,100
San Bernardino Cnty CFD
   (Kaiser Commerce Cntr) Ser 02-1
   5.90%, 9/01/33...............................          4,750       4,698,320
   (Rancho Etiwanda) Ser 01
   6.40%, 9/01/31...............................          8,000       8,233,360
   (Rancho Etiwanda) Ser 01 ETM
   6.40%, 9/01/31...............................          3,135       3,226,448


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

San Bernardino SFMR
   (Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
   6.35%, 7/01/34...............................      $     795    $    802,855
San Diego Cnty COP
   Ser 04A
   5.50%, 9/01/44...............................          5,000       5,223,450
San Diego HFA MFHR
   (Rental Rev) GNMA/FNMA Ser 98C AMT
   5.25%, 1/20/40...............................          6,105       6,170,995
San Diego Hsg Auth MFHR
   (Vista La Rosa Apt) GNMA Ser 00A AMT
   6.00%, 7/20/41...............................         10,230      10,745,899
San Diego Uni Sch Dist
   (Election of 1998) MBIA Ser 04E-1
   5.00%, 7/01/23-7/01/24.......................          2,240       2,353,916
San Francisco City & Cnty Int'l Arpt
   (Issue 10A) MBIA Second Ser 96 AMT
   5.70%, 5/01/26(d)............................          9,385       9,685,789
   FSA Ser 00A AMT
   6.125%, 1/01/27..............................          1,480       1,563,339
San Francisco Univ Ed Fac
   ACA Ser 99
   5.25%, 7/01/32...............................         16,650      16,819,996
San Jose MFHR
   (Fallen Leaves Apts) AMBAC AMT
   5.15%, 6/01/36...............................          1,400       1,417,318
San Jose Redev Agy Tax Alloc
   MBIA Ser 04A
   5.25%, 8/01/19...............................          5,000       5,361,650
San Marcos Pub Facs Auth Tax Alloc Rev
   (Proj Areas No 1 & 3) AMBAC Ser 05A
   5.00%, 8/01/25...............................          5,715       5,951,887
San Mateo Cnty Cmnty College Dist COP
   MBIA Ser 04
   5.25%, 10/01/20..............................          2,870       3,094,204
San Mateo Uni Sch Dist
   FSA Ser 04
   5.00%, 9/01/24...............................          2,000       2,085,400
Santa Margarita Wtr Fac Dist
   (Talega) Ser 99
   6.25%, 9/01/29...............................         11,550      12,200,265
Semitropic Impt Dist Wtr Storage
   XLCA Ser 04A
   5.50%, 12/01/23..............................          1,640       1,787,846
So Tahoe Joint Pwr Fin Auth
   Ser 95A
   5.75%, 10/01/25(c)...........................          3,000       3,071,910
South Gate Pub Fin Auth
   (South Gate Redev Proj #1) XLCA Ser 02
   5.125%, 9/01/24..............................          1,800       1,879,776


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 53

                                  California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Tejon Ranch CFD
   Ser 03
   6.125%, 9/01/27..............................      $   1,000    $  1,007,000
   6.20%, 9/01/33...............................          2,375       2,387,896
Torrance COP
   (Ref & Pub Imprt Proj) AMBAC Ser 05B
   5.00%, 6/01/24...............................          2,900       3,010,519
Univ of Calif Regents Hgr Ed
   FGIC Ser 01M
   5.125%, 9/01/30..............................         12,270      12,762,518
Vacaville Uni Sch Dist
   (Election 2001) MBIA Ser 05
   5.00%, 8/01/26...............................          1,075       1,116,097
West Contra Costa Healthcare Dist COP
   AMBAC Ser 04
   5.375%, 7/01/21 - 7/01/24....................          4,720       5,042,792
West Kern Cnty Wtr Rev
   Ser 01
   5.625%, 6/01/31..............................          3,000       3,121,230
Westminster Redev Agy MFHR
   (Rose Garden Apt) Ser 93A AMT
   6.75%, 8/01/24...............................          4,300       4,339,775
Yorba Linda Rec Rev
   (Black Gold Golf Proj) Ser 00
   7.50%, 10/01/30..............................          5,680       6,365,803
                                                                   ------------
                                                                    812,859,255
                                                                   ------------
Florida-0.2%
Ft Lauderdale Arpt Fac
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32...............................          1,500       1,468,275
                                                                   ------------
Ohio-0.2%
Port Auth of Columbiana Cnty SWR
   (Apex Environmental Llc) Ser 04A AMT
   7.125%, 8/01/25..............................          2,000       1,997,660
                                                                   ------------
Texas-0.2%
Richardson Texas Hosp Auth
   (Richardson Regional) Ser 04
   6.00%, 12/01/19..............................          1,715       1,857,362
                                                                   ------------
Total Long-Term Municipal Bonds
   (cost $768,469,793)..........................                    818,182,552
                                                                   ------------

Short-Term Municipal Notes(e)-0.1%
California-0.1%
California GO
   Ser 03A-2
   2.68%, 5/01/33...............................            500         500,000
                                                                   ------------


--------------------------------------------------------------------------------
54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Illinois-0.0%
Illinois Dev Fin Auth PCR
   (Illinois Pwr Proj) AMBAC Ser 01
   2.50%, 11/01/28..............................      $     100    $    100,000
                                                                   ------------
Total Short-Term Municipal Notes
   (cost $600,000)..............................                        600,000
                                                                   ------------

Total Investments-97.8%
   (cost $769,069,793)..........................                    818,782,552
Other assets less liabilities-2.2%..............                     18,454,717
                                                                   ------------

Net Assets-100%.................................                   $837,237,269
                                                                   ============

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                         Rate Type
                                              -------------------------------
                                                 Payments        Payments
                     Notional                      made          received        Unrealized
    Swap              Amount     Termination      by the          by the       Appreciation/
Counterparty          (000)         Date         Portfolio       Portfolio     (Depreciation)
---------------------------------------------------------------------------------------------
Citigroup            $ 8,700       6/22/07         BMA*           2.962%         $ (54,425)
Citigroup+             5,600       1/25/26         BMA*           4.108%           (61,684)
Citigroup++           11,000       4/10/26        5.041%      3 Month LIBOR**      302,280
Goldman Sachs         52,700       2/03/06       76.48% of         BMA*            (59,132)
                                              1 Month LIBOR**
Goldman Sachs          5,000       3/01/06        2.255%           BMA*             14,991
J.P. Morgan            8,400       4/05/07         BMA*           2.988%           (40,432)
J.P. Morgan           16,000       7/01/22         BMA*          80.98% of         113,984
                                                              1 Month LIBOR**
Merrill Lynch         52,700       2/03/06         BMA*          85.10% of         114,048
                                                              1 Month LIBOR**
Merrill Lynch         17,000      11/01/19        3.896%           BMA*            178,409
Morgan Stanley         4,200       4/06/06         BMA*           3.081%             1,972
Morgan Stanley         4,200      10/06/06         BMA*           3.217%               382

*     BMA (Bond Market Association)

**    LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is January 25, 2006.

++ Represents a forward interest rate swap whose effective date of the exchange of cash flows is April 10, 2006.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 55

                                  California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                     Value at       Unrealized
                         Number of      Expiration     Original     October 31,    Appreciation/
       Type              Contracts         Month         Value         2005       (Depreciation)
------------------------------------------------------------------------------------------------
Purchased Contracts
   U.S. T-Bond
   Future                   82         December 2005  $ 9,560,995   $9,181,437      $ (379,558)
Sold Contracts
   U.S. T-Note
   10 Yr Future             51         December 2005    5,656,426    5,531,109         125,317
   Swap
   10 Yr Future             92         December 2005   10,191,530    9,849,750         341,780
                                                                                    ----------
                                                                                    $   87,539
                                                                                    ----------

(a) Inverse floater security -- security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate market value of these securities amounted to $20,117,643 or 2.4% of net assets.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Position, or portion thereof, with a market value of $1,460,351 has been segregated to collaterize margin requirements for open futures contracts.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA      - American Capital Access Financial Guaranty Corporation
      AMBAC    - American Municipal Bond Assurance Corporation
      AMT      - Alternative Minimum Tax -- (subject to)
      CFD      - Community Facilities District
      COP      - Cerificate of Participation
      ETM      - Escrow to Maturity
      FGIC     - Financial Guaranty Insurance Company
      FNMA     - Federal National Mortgage Association
      FSA      - Financial Security Assurance Inc.
      GNMA     - Government National Mortgage Association
      GO       - General Obligation
      HFA      - Housing Finance Authority
      MBIA     - Municipal Bond Investors Assurance
      MFA      - Mortgage Finance Authority
      MFHR     - Multi-Family Housing Revenue
      PCR      - Pollution Control Revenue
      RADIAN   - Radian Group, Inc.
      SFMR     - Single Family Mortgage Revenue
      SWR      - Solid Waste Revenue
      XLCA     - XL Capital Assurance Inc.

      See notes to financial statements.


--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2005

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

MUNICIPAL BONDS-97.8%

Long-Term Municipal Bonds-93.2%
California-93.2%
Butte-Glenn Cmnty College Dist
   (Election 2002) MBIA Ser 05B
   5.00%, 8/01/25...............................      $   3,620    $  3,778,701
California GO
   (Veterans Housing) FSA Ser 01
   5.60%, 12/01/32..............................          4,415       4,523,653
   Ser 02
   5.25%, 2/01/30...............................          2,000       2,078,520
California HFA MFHR
   (Mtg Rev) AMBAC Ser 95A
   6.25%, 2/01/37...............................          5,000       5,112,300
California Pub Wks Bd Lease Rev
   (Dept of Hlth Svcs-Richmond Lab)
   Ser 05B XLCA
   5.00%, 11/01/30..............................          3,000       3,054,330
   (Univ of Calif Proj) Ser 05B
   5.00%, 5/01/25...............................            750         773,453
Capistrano Uni Sch Dist
   FGIC Ser 00A
   6.00%, 8/01/24...............................          1,550       1,723,399
   FSA Ser 01B
   Zero coupon, 8/01/20 - 8/01/25...............         24,465      10,305,738
Chino Redev Agy Spl Tax
   AMBAC Ser 01A
   5.125%, 9/01/30..............................          1,000       1,035,810
   AMBAC Ser 01B ETM
   5.25%, 9/01/30...............................          5,435       5,692,619
Coachella Valley Uni Sch Dist
   FGIC Ser 05A
   5.00%, 8/01/25...............................            400         417,536
Coronado CDD
   FSA Ser 96
   6.00%, 9/01/26...............................          6,250       6,523,312
Desert Cmnty College Dist
   MBIA Ser 05
   5.00%, 8/01/24...............................            400         418,504
East Bay Mun Util Dist Wtr Sys Rev
   MBIA Sub Ser 05A
   5.00%, 6/01/27...............................          1,400       1,456,140
East Palo Alto Pub Fin Auth Rev
   (University Circle Gateway 101) RADIAN
   Ser 05A
   5.00%, 10/01/25..............................            680         699,040


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 57

                          Insured California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Fontana Pub Fin Auth
   (No Fontana Proj) AMBAC Ser 03A
   5.50%, 9/01/32...............................      $   4,200    $  4,492,110
Franklin-McKinley Sch Dist
   FSA Ser 02B
   5.00%, 8/01/27...............................            700         723,548
Fremont Uni Sch Dist
   (Election 2002) FSA Ser 05B
   5.00%, 8/01/27...............................            920         957,380
Golden St
   Tobacco Settlement Bonds RADIAN Ser 03
   5.50%, 6/01/43...............................          1,400       1,551,508
Jurupa Uni Sch Dist
   (Election 2001) FGIC Ser 04
   5.00%, 8/01/22...............................          1,340       1,397,553
Long Beach
   (Aquarium of the Pacific Proj) AMBAC Ser 01
   5.25%, 11/01/30(a)...........................          6,500       6,821,555
Los Angeles Cnty Pub Wks Fin Auth Lease Rev
   (Master Refunding Proj) Ser 05A MBIA
   5.00%, 12/01/27..............................          2,000       2,067,120
Los Angeles Dept of Wtr & Pwr
   MBIA Ser 01A
   5.00%, 7/01/24...............................          5,900       6,117,946
Mojave Wtr Agy Imp Dist
   (Morongo Basin Pipeline) FGIC Ser 96
   5.80%, 9/01/22...............................         10,000      10,421,000
Murrieta Valley Uni Sch Dist
   (Election 2002) FSA Ser 05B
   5.125%, 9/01/29..............................            225         235,874
Orange Cnty COP
   (Loma Ridge Data Ctr Proj) AMBAC
   6.00%, 6/01/21...............................          1,000       1,146,170
Orange Cnty Recovery Certificates
   MBIA Ser 96A
   6.00%, 7/01/26...............................          3,000       3,119,610
Perris Union High Sch Dist
   Ser 05A FGIC
   5.00%, 9/01/24...............................            800         837,264
Placentia-Yorba Linda Uni Sch Dist
   (Election 2002) MBIA Ser 05C
   5.00%, 8/01/27...............................          1,600       1,665,008
Poway Redev Agy
   (Paguay Proj) AMBAC Ser 01 ETM
   5.375%, 12/15/31.............................          6,225       6,618,856
Rancho Cordova COP
   (City Hall Fac Acq Proj) XLCA Ser 05
   5.00%, 2/01/24...............................          2,645       2,731,809


--------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

                                                      Principal
                                                         Amount
                                                          (000)           Value
--------------------------------------------------------------------------------

Redding Elec Sys Rev
   MBIA Ser 92A
   10.07%, 7/01/22(b)...........................      $   2,000    $  2,691,840
Riverside Cnty Pub Fin Auth Tax Alloc Rev
   (Redev Proj) XLCA Ser 04
   5.00%, 10/01/23..............................          1,955       2,021,685
Riverside Cnty Spl Tax
   (Jurupa Valley) AMBAC Ser 01
   5.13%, 10/01/35..............................          5,000       5,175,600
   (Jurupa Valley) AMBAC Ser 01 ETM
   5.25%, 10/01/35(c)...........................          8,000       8,400,800
San Diego Uni Port Dist Rev
   MBIA Ser 04B
   5.00%, 9/01/23...............................          1,035       1,077,652
San Diego Uni Sch Dist
   (Election 1998) MBIA Ser 04E-1
   5.00%, 7/01/23...............................          1,000       1,052,300
So Tahoe Joint Powers Auth
   Fin Auth Ser 95A
   5.75%, 10/01/25..............................          1,500       1,535,955
Southwestern Cmnty College Dist
   MBIA Ser 05
   5.00%, 8/01/24...............................          1,000       1,059,330
Torrance COP
   (Ref & Pub Impt Proj) AMBAC Ser 05B
   5.00%, 6/01/24...............................            465         482,721
                                                                   ------------
Total Long-Term Municipal Bonds
   (cost $115,353,841)..........................                    121,995,249
                                                                   ------------

Short-Term Municipal Notes(d)-4.6%
California-4.6%
California Dept Wtr Res Pwr Supply Rev
   Ser 02B-2
   2.81%, 5/01/22...............................          5,000       5,000,000
California GO
   Ser 03A-2
   2.68%, 5/01/33...............................          1,000       1,000,000
                                                                   ------------
Total Short-Term Municipal Notes
   (cost $6,000,000)............................                      6,000,000
                                                                   ------------

Total Investments-97.8%
   (cost $121,353,841)..........................                    127,995,249
Other assets less liabilities-2.2%..............                      2,914,207
                                                                   ------------

Net Assets-100%.................................                   $130,909,456
                                                                   ============



--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 59

                          Insured California Portfolio--Portfolio of Investments

--------------------------------------------------------------------------------

INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                           Rate Type
                                               ----------------------------------
                                                  Payments           Payments
                     Notional                       made             received        Unrealized
    Swap              Amount     Termination       by the             by the       Appreciation/
Counterparty          (000)         Date          Portfolio          Portfolio     (Depreciation)
-------------------------------------------------------------------------------------------------
Citigroup            $ 1,400       6/22/07          BMA*              2.962%         $ (8,758)
Citigroup+               900       1/25/26          BMA*              4.108%           (9,914)
Citigroup++              600       4/10/26         5.041%         3 Month LIBOR**      16,488
Goldman Sachs          9,000       2/03/06        76.48% of            BMA*           (10,099)
                                               1 Month LIBOR**
J.P. Morgan            1,300       4/05/07          BMA*              2.988%           (6,257)
J.P. Morgan            1,400       7/01/22          BMA*             80.98% of          9,974
                                                                  1 Month LIBOR**
Merrill Lynch          9,000       2/03/06          BMA*             85.10% of         19,477
                                                                  1 Month LIBOR**
Merrill Lynch          2,000      11/01/19         3.896%              BMA*            20,989
Morgan Stanley           700       4/06/06          BMA*              3.081%              329
Morgan Stanley           700      10/06/06          BMA*              3.217%               64

*     BMA (Bond Market Association)

**    LIBOR (London Interbank Offered Rate)

+ Represents a forward interest rate swap whose effective date of the exchange of cash flows is January 25, 2006.

++ Represents a forward interest rate swap whose effective date of the exchange of cash flows is April 10, 2006.

FINANCIAL FUTURES CONTRACTS (see Note D)

                                                                Value at       Unrealized
                    Number of      Expiration      Original    October 31,   Appreciation/
       Type         Contracts         Month         Value         2005       (Depreciation)
-------------------------------------------------------------------------------------------
Purchase Contracts
   U.S. T-Bond
   Future              28         December 2005   $3,264,730   $3,135,125     $ (129,605)
   U.S. T-Note
   10 Yr Future         9         December 2005      979,768      976,078         (3,690)
Sold Contracts
   Swap
   10 Yr Future         7         December 2005      775,443      749,438         26,005
                                                                              ----------
                                                                              $ (107,290)
                                                                              ----------


--------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured California Portfolio--Portfolio of Investments
--------------------------------------------------------------------------------

(a) Position with a market value of $6,821,555 has been segregated to collateralize margin requirements for open futures contracts.

(b) Inverse floater security - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      AMBAC    - American Municipal Bond Assurance Corporation
      CDD      - Community Development District
      COP      - Certificate of Participation
      ETM      - Escrow to Maturity
      FGIC     - Financial Guaranty Insurance Company
      FSA      - Financial Security Assurance Inc.
      GO       - General Obligation
      HFA      - Housing Finance Authority
      MBIA     - Municipal Bond Investors Assurance
      MFHR     - Multi-Family Housing Revenue
      RADIAN   - Radian Group, Inc.
      XLCA     - XL Capital Assurance Inc.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 61

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
October 31, 2005


                                                                         Insured
                                                       National          National
                                                     =============    =============
Assets
Investments in securities, at value
   (cost $426,893,975 and $141,889,001,
   respectively) .................................   $ 444,552,411    $ 150,518,435
Cash .............................................         160,600          164,530
Interest receivable ..............................       7,715,941        2,112,391
Receivable for investment securities sold ........       3,427,307        6,502,500
Receivable for capital stock sold ................       1,340,766          483,852
Unrealized appreciation of swap contracts ........          85,886          136,996
                                                     -------------    -------------
Total assets .....................................     457,282,911      159,918,704
                                                     =============    =============
Liabilities
Payable for investment securities
   purchased .....................................       5,913,288        5,650,823
Payable for capital stock redeemed ...............       1,528,947          756,979
Dividends payable ................................         627,798          181,095
Distribution fee payable .........................         182,205           56,541
Unrealized depreciation of swap contracts ........          88,845           27,889
Advisory fee payable .............................          82,764           70,717
Transfer Agent fee payable .......................          47,851           10,894
Administrative fee payable .......................           6,197            6,213
Accrued expenses and other liabilities ...........         181,128           93,196
                                                     -------------    -------------
Total liabilities ................................       8,659,023        6,854,347
                                                     -------------    -------------
Net Assets .......................................   $ 448,623,888    $ 153,064,357
                                                     =============    =============
Composition of Net Assets
Capital stock, at par ............................   $      44,633    $      15,046
Additional paid-in capital .......................     483,660,179      146,785,405
Undistributed/distributions in excess of
   net investment income .........................        (232,554)         218,607
Accumulated net realized loss on
   investment transactions .......................     (52,502,777)      (2,693,242)
Net unrealized appreciation
   of investments ................................      17,654,407        8,738,541
                                                     -------------    -------------
                                                     $ 448,623,888    $ 153,064,357
                                                     =============    =============


--------------------------------------------------------------------------------
62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                                         Insured
                                                       National          National
                                                     =============    =============
Class A Shares
Net assets .......................................   $ 337,201,433    $ 124,957,517
                                                     =============    =============
Shares of capital stock outstanding ..............      33,539,817       12,277,680
                                                     =============    =============
Class B Shares
Net assets .......................................   $  49,800,630    $  16,374,722
                                                     =============    =============
Shares of capital stock outstanding ..............       4,959,004        1,613,069
                                                     =============    =============
Class C Shares
Net assets .......................................   $  61,621,825    $  11,732,118
                                                     =============    =============
Shares of capital stock outstanding ..............       6,134,180        1,155,159
                                                     =============    =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .....................................   $       10.05    $       10.18
Sales charge--4.25% of public offering
   price .........................................             .45              .45
                                                     -------------    -------------
Maximum offering price ...........................   $       10.50    $       10.63
                                                     =============    =============
Class B Shares
Net asset value and offering price
   per share .....................................   $       10.04    $       10.15
                                                     =============    =============
Class C Shares
Net asset value and offering price
   per share .....................................   $       10.05    $       10.16
                                                     =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 63

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                       New York        California
                                                     =============    =============
Assets
Investments in securities, at value
   (cost $461,358,255 and $769,069,793,
   respectively) .................................   $ 481,523,656    $ 818,782,552
Cash .............................................          31,236               -0-
Interest receivable ..............................       7,173,004       10,734,615
Receivable for capital stock sold ................       1,067,241        3,429,109
Receivable for investment securities sold ........         695,000        9,095,465
Unrealized appreciation of
   swap contracts ................................          64,924          726,066
Receivable for variation margin on
   futures contracts .............................              -0-          14,094
                                                     -------------    -------------
Total assets .....................................     490,555,061      842,781,901
                                                     =============    =============
Liabilities
Due to custodian .................................              -0-          49,071
Payable for investment securities
   purchased .....................................      14,183,640               -0-
Payable for capital stock redeemed ...............       1,527,225        3,360,247
Dividends payable ................................         609,494        1,051,019
Distribution fee payable .........................         229,058          364,723
Unrealized depreciation of
   swap contracts ................................         113,599          215,673
Advisory fee payable .............................          29,472          272,303
Transfer Agent fee payable .......................          28,240           32,371
Administrative fee payable .......................           6,284            6,210
Payable for variation margin on futures
   contracts .....................................             313               -0-
Accrued expenses .................................         120,490          193,015
                                                     -------------    -------------
Total liabilities ................................      16,847,815        5,544,632
                                                     -------------    -------------
Net Assets .......................................   $ 473,707,246    $ 837,237,269
                                                     =============    =============
Composition of Net Assets
Capital stock, at par ............................   $      48,300    $      77,079
Additional paid-in capital .......................     471,021,706      812,193,463
Distributions in excess of
   net investment income .........................        (380,582)      (1,013,494)
Accumulated net realized loss on
   investment transactions .......................     (17,135,429)     (24,330,470)
Net unrealized appreciation
   of investments ................................      20,153,251       50,310,691
                                                     -------------    -------------
                                                     $ 473,707,246    $ 837,237,269
                                                     =============    =============


--------------------------------------------------------------------------------
64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                       New York        California
                                                     =============    =============
Class A Shares
Net assets .......................................   $ 294,004,974    $ 590,042,146
                                                     =============    =============
Shares of capital stock outstanding ..............      29,964,525       54,317,686
                                                     =============    =============
Class B Shares
Net assets .......................................   $ 133,746,213    $ 122,127,852
                                                     =============    =============
Shares of capital stock outstanding ..............      13,648,358       11,245,974
                                                     =============    =============
Class C Shares
Net assets .......................................   $  45,956,059    $ 125,067,271
                                                     =============    =============
Shares of capital stock outstanding ..............       4,687,088       11,515,785
                                                     =============    =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .....................................   $        9.81    $       10.86
Sales charge-4.25% of public offering
   price .........................................             .44              .48

                                                     -------------    -------------
Maximum offering price ...........................   $       10.25    $       11.34
                                                     =============    =============
Class B Shares
Net asset value and offering price
   per share .....................................   $        9.80    $       10.86
                                                     =============    =============
Class C Shares
Net asset value and offering price
   per share .....................................   $        9.80    $       10.86
                                                     =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 65

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                                         Insured
                                                                       California
                                                                      =============
Assets
Investments in securities, at value (cost $121,353,841) ..........    $ 127,995,249
Cash .............................................................          148,025
Receivable for investment securities sold ........................        1,691,172
Interest receivable ..............................................        1,477,150
Receivable for capital stock sold ................................           29,082
Unrealized appreciation of swap contracts ........................           67,321
Receivable for variation margin on futures contracts .............            4,875
                                                                      -------------
Total assets .....................................................      131,412,874
                                                                      -------------
Liabilities
Payable for capital stock redeemed ...............................          129,277
Dividends payable ................................................          145,490
Distribution fee payable .........................................           54,027
Advisory fee payable .............................................           50,565
Unrealized depreciation of swap contracts ........................           35,028
Administrative fee payable .......................................            6,277
Transfer Agent fee payable .......................................            5,484
Accrued expenses .................................................           77,270
                                                                      -------------

Total liabilities ................................................          503,418
                                                                      -------------
Net Assets .......................................................    $ 130,909,456
                                                                      =============
Composition of Net Assets
Capital stock, at par ............................................    $       9,343
Additional paid-in capital .......................................      122,257,109
Distributions in excess of net investment income .................         (142,859)
Accumulated net realized gain on investment transactions .........        2,219,452
Net unrealized appreciation of investments .......................        6,566,411
                                                                      -------------
                                                                      $ 130,909,456
                                                                      =============
Class A Shares
Net assets .......................................................    $  97,079,080
                                                                      =============
Shares of capital stock outstanding ..............................        6,927,619
                                                                      =============
Class B Shares
Net assets .......................................................    $  15,626,486
                                                                      =============
Shares of capital stock outstanding ..............................        1,115,655
                                                                      =============
Class C Shares
Net assets .......................................................    $  18,203,890
                                                                      =============
Shares of capital stock outstanding ..............................        1,299,855
                                                                      =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share ...................    $       14.01
Sales charge--4.25% of public offering price .....................              .62
                                                                      -------------
Maximum offering price ...........................................    $       14.63
                                                                      =============
Class B Shares
Net asset value and offering price per share .....................    $       14.01
                                                                      =============
Class C Shares
Net asset value and offering price per share .....................    $       14.00
                                                                      =============

See notes to financial statements.


--------------------------------------------------------------------------------
66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended October 31, 2005

                                                                         Insured
                                                       National          National
                                                     =============    =============
Investment Income
Interest .........................................   $  24,978,376    $   8,104,122
                                                     -------------    -------------
Expenses
Advisory fee .....................................       2,107,426          713,409
Distribution fee--Class A ........................       1,023,662          380,563
Distribution fee--Class B ........................         614,888          197,073
Distribution fee--Class C ........................         656,075          119,738
Transfer agency ..................................         357,527          117,854
Custodian ........................................         182,541          133,819
Printing .........................................         111,106           34,486
Administrative ...................................          72,500           72,500
Legal ............................................          41,830           20,545
Registration fees ................................          38,869           37,655
Audit ............................................          38,028           34,870
Directors' fees and expenses .....................           5,841            5,363
Miscellaneous ....................................          16,640            6,853
                                                     -------------    -------------
Total expenses ...................................       5,266,933        1,874,728
Less: advisory fee waived (see Note B) ...........      (1,191,067)          (3,721)
Less: expense offset arrangement
   (see Note B) ..................................          (1,638)            (471)
                                                     -------------    -------------
Net expenses .....................................       4,074,228        1,870,536
                                                     -------------    -------------
Net investment income ............................      20,904,148        6,233,586
                                                     -------------    -------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions .......................       2,633,319        1,433,290
   Futures contracts .............................         101,149          (91,233)
   Swap contracts ................................         103,591          (26,169)
Net change in unrealized
   appreciation/depreciation of:
   Investments ...................................      (6,120,306)      (3,278,631)
   Futures contracts .............................              -0-         196,993
   Swap contracts ................................        (103,352)          77,247
                                                     -------------    -------------
Net loss on investment transactions ..............      (3,385,599)      (1,688,503)
                                                     -------------    -------------
Net Increase in Net Assets from
   Operations ....................................   $  17,518,549    $   4,545,083
                                                     =============    =============


See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 67

                                                         Statement of Operations
--------------------------------------------------------------------------------

                                                       New York        California
                                                     =============    =============
Investment Income
Interest .........................................   $  24,573,243    $  44,885,257
                                                     -------------    -------------
Expenses
Advisory fee .....................................       2,124,794        3,938,176
Distribution fee--Class A ........................         847,736        1,769,077
Distribution fee--Class B ........................       1,446,393        1,514,436
Distribution fee--Class C ........................         449,584        1,340,142
Transfer agency ..................................         304,312          368,206
Custodian ........................................         175,864          247,188
Printing .........................................          89,987          124,100
Administrative ...................................          72,500           72,500
Legal ............................................          41,229           48,252
Audit ............................................          34,968           34,712
Registration fees ................................          18,774           19,941
Directors' fees and expenses .....................           4,666            5,445
Miscellaneous ....................................          23,531           37,998
                                                     -------------    -------------
Total expenses ...................................       5,634,338        9,520,173
Less: advisory fee waived (see Note B) ...........      (1,567,210)        (781,672)
Less: expense offset arrangement
   (see Note B) ..................................          (1,322)          (1,639)
                                                     -------------    -------------
Net expenses .....................................       4,065,806        8,736,862
                                                     -------------    -------------
Net investment income ............................      20,507,437       36,148,395
                                                     -------------    -------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions .......................       2,486,058        9,066,020
   Futures contracts .............................         181,540         (927,316)
   Swap contracts ................................            (681)        (152,688)
Net change in unrealized
   appreciation/depreciation of:
   Investments ...................................      (8,228,719)     (15,101,315)
   Futures contracts .............................        (237,821)       1,520,293
   Swap contracts ................................           2,110          332,341
                                                     -------------    -------------
Net loss on investment transactions ..............      (5,797,513)      (5,262,665)
                                                     -------------    -------------
Net Increase in Net Assets from
   Operations ....................................   $  14,709,924    $  30,885,730
                                                     =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Operations
--------------------------------------------------------------------------------

                                                                         Insured
                                                                       California
                                                                      =============
Investment Income
Interest .........................................................    $   6,858,737
                                                                      -------------
Expenses
Advisory fee .....................................................          615,537
Distribution fee--Class A ........................................          297,300
Distribution fee--Class B ........................................          188,503
Distribution fee--Class C ........................................          188,356
Custodian ........................................................          130,015
Administrative ...................................................           72,500
Transfer agency ..................................................           59,034
Audit ............................................................           35,553
Legal ............................................................           29,861
Printing .........................................................           14,354
Registration fees ................................................           13,500
Directors' fees and expenses .....................................            4,590
Miscellaneous ....................................................           17,682
                                                                      -------------
Total expenses ...................................................        1,666,785
Less: expense offset arrangement
   (see Note B) ..................................................             (189)
                                                                      -------------
Net expenses .....................................................        1,666,596
                                                                      -------------
Net investment income ............................................        5,192,141
                                                                      -------------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized gain on:
   Investment transactions .......................................        2,117,951
   Futures contracts .............................................           81,538
   Swap contracts ................................................            5,966
Net change in unrealized
   appreciation/depreciation of:
   Investments ...................................................       (4,060,230)
   Futures contracts .............................................          (10,787)
   Swap contracts ................................................           10,123
                                                                      -------------
Net loss on investment transactions ..............................       (1,855,439)
                                                                      -------------
Net Increase in Net Assets from Operations .......................    $   3,336,702
                                                                      =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 69

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                National
                                                     ==============================
                                                      Year Ended       Year Ended
                                                      October 31,      October 31,
                                                         2005             2004
                                                     =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ............................   $  20,904,148    $  24,366,623
Net realized gain on investment
   transactions ..................................       2,838,059        3,113,816
Net change in unrealized
   appreciation/depreciation of
   investments ...................................      (6,223,658)       6,224,758
                                                     -------------    -------------
Net increase in net assets
   from operations ...............................      17,518,549       33,705,197
Dividends to Shareholders from
Net investment income
   Class A .......................................     (15,963,828)     (17,799,171)
   Class B .......................................      (2,450,437)      (3,770,465)
   Class C .......................................      (2,615,269)      (3,217,276)
Capital Stock Transactions
Net decrease .....................................     (33,454,693)     (80,198,932)
                                                     -------------    -------------
Total decrease ...................................     (36,965,678)     (71,280,647)
Net Assets
Beginning of period ..............................     485,589,566      556,870,213
                                                     -------------    -------------
End of period (including distributions
   in excess of net investment income
   of ($232,554) and ($640,472),
   respectively) .................................   $ 448,623,888    $ 485,589,566
                                                     =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Insured National
                                                     ==============================
                                                      Year Ended       Year Ended
                                                      October 31,      October 31,
                                                         2005             2004
                                                     =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ............................   $   6,233,586    $   7,186,751
Net realized gain on investment
   transactions ..................................       1,315,888          274,358
Net change in unrealized
   appreciation/depreciation of
   investments ...................................      (3,004,391)       3,023,422
                                                     -------------    -------------
Net increase in net assets from
   operations ....................................       4,545,083       10,484,531
Dividends to Shareholders from
Net investment income
   Class A .......................................      (5,178,839)      (5,905,957)
   Class B .......................................        (670,798)      (1,108,189)
   Class C .......................................        (406,577)        (511,793)
Capital Stock Transactions
Net decrease .....................................     (10,278,839)     (25,474,760)
                                                     -------------    -------------
Total decrease ...................................     (11,989,970)     (22,516,168)
Net Assets
Beginning of period ..............................     165,054,327      187,570,495
                                                     -------------    -------------
End of period (including undistributed
   net investment income of $218,607,
   and $218,127, respectively) ...................   $ 153,064,357    $ 165,054,327
                                                     =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 71

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                New York
                                                     ==============================
                                                      Year Ended       Year Ended
                                                      October 31,      October 31,
                                                         2005             2004
                                                     =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ............................   $  20,507,437    $  22,889,310
Net realized gain on investment
   transactions ..................................       2,666,917        4,704,523
Net change in unrealized
   appreciation/depreciation of
   investments ...................................      (8,464,430)       2,594,027
                                                     -------------    -------------
Net increase in net assets from
   operations ....................................      14,709,924       30,187,860
Dividends to Shareholders from
Net investment income
   Class A .......................................     (13,054,686)     (14,205,327)
   Class B .......................................      (5,686,805)      (6,854,476)
   Class C .......................................      (1,765,080)      (2,052,427)
Capital Stock Transactions
Net increase (decrease) ..........................       2,697,090      (65,951,705)
                                                     -------------    -------------
Total decrease ...................................      (3,099,557)     (58,876,075)
Net Assets
Beginning of period ..............................     476,806,803      535,682,878
                                                     -------------    -------------
End of period (including distributions
   in excess of net investment income
   of ($380,582) and ($416,128),
   respectively) .................................   $ 473,707,246    $ 476,806,803
                                                     =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               California
                                                     ==============================
                                                      Year Ended       Year Ended
                                                      October 31,      October 31,
                                                         2005             2004
                                                     =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ............................   $  36,148,395    $  43,461,349
Net realized gain on investment
   transactions ..................................       7,986,016       10,411,627
Net change in unrealized
   appreciation/depreciation of
   investments ...................................     (13,248,681)      16,043,975
                                                     -------------    -------------
Net increase in net assets from
   operations ....................................      30,885,730       69,916,951
Dividends to Shareholders from
Net investment income
   Class A .......................................     (25,712,923)     (28,909,395)
   Class B .......................................      (5,556,168)      (8,383,891)
   Class C .......................................      (4,914,162)      (6,227,673)
Capital Stock transactions
Net decrease .....................................     (61,585,736)    (174,293,229)
                                                     -------------    -------------
Total decrease ...................................     (66,883,259)    (147,897,237)
Net Assets
Beginning of period ..............................     904,120,528    1,052,017,765
                                                     -------------    -------------
End of period (including distributions
   in excess of net investment income
   of ($1,013,494) and ($1,119,724),
   respectively) .................................   $ 837,237,269    $ 904,120,528
                                                     =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 73

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           Insured California
                                                     ==============================
                                                      Year Ended       Year Ended
                                                      October 31,      October 31,
                                                         2005             2004
                                                     =============    =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ............................   $   5,192,141    $   6,554,307
Net realized gain on investment
   transactions ..................................       2,205,455          166,181
Net change in unrealized
   appreciation/depreciation of
   investments ...................................      (4,060,894)       1,683,673
                                                     -------------    -------------
Net increase in net assets from
   operations ....................................       3,336,702        8,404,161
Dividends to Shareholders from
Net investment income
   Class A .......................................      (3,949,909)      (4,940,332)
   Class B .......................................        (620,847)        (914,071)
   Class C .......................................        (619,928)        (767,377)
Capital Stock Transactions
Net decrease .....................................     (11,812,030)     (33,260,007)
                                                     -------------    -------------
Total decrease ...................................     (13,666,012)     (31,477,626)
Net Assets
Beginning of period ..............................     144,575,468      176,053,094
                                                     -------------    -------------
End of period (including distributions
   in excess of net investment income
   of ($142,859) and ($165,837),
   respectively) .................................   $ 130,909,456    $ 144,575,468
                                                     =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
October 31, 2005

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market values of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 75

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market,
(OTC) (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the


--------------------------------------------------------------------------------
76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue discount and market discount as adjustments to interest income.

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in each Portfolio represented by the net assets of such class, except that each Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Fund are charged to each Portfolio in proportion to net assets.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of each Portfolio's average daily net assets. Prior to September 7, 2004, the National, New York and California Portfolios paid the Adviser an advisory fee at an annual rate of ..625% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provided for a fee at an annual rate of up to .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provided for a fee at an annual rate of up to .55% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of its average daily net assets. Such fee is accrued daily and paid monthly.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 77

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Advisor began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Effective June 16, 2004, the Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

Portfolios                       Class A         Class B         Class C
----------------------------------------------------------------------------
National ................           .68%           1.38%           1.38%
Insured National ........          1.04%           1.74%           1.74%
New York ................           .58%           1.28%           1.28%
California ..............           .77%           1.47%           1.47%

For the year ended October 31, 2005, such reimbursement waivers amounted to $1,191,067, $3,721, $1,567,210 and $781,672 for National, Insured National, New
York and California Portfolios, respectively.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $72,500 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser for the year ended October 31, 2005.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. AGIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by AGIS amounted to: National Portfolio, $227,951; Insured National Portfolio, $70,628; New York Portfolio, $169,841; California Portfolio, $193,014 and Insured California Portfolio, $29,743 for the year ended October 31, 2005.

For the year ended October 31, 2005, the Fund's expenses were reduced by:
National Portfolio $1,638; Insured National Portfolio $471; New York Portfolio $1,322; California Portfolio $1,639 and Insured California Portfolio, $189 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales


--------------------------------------------------------------------------------
78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended October 31, 2005 as follows:

                                  Front-End   Contingent Deferred Sales Charges
                              Sales Charges   ---------------------------------
Portfolio                           Class A    Class A     Class B     Class C
-------------------------------------------------------------------------------
National ...................       $ 24,475    $  2,728    $ 25,006    $  4,204
Insured National ...........          7,563       2,555      16,510       3,243
New York ...................         41,670          -0-     62,993       4,524
California .................         37,213       2,557      54,633      11,255
Insured California .........          5,566          -0-     14,557       1,061

Accrued expenses for the National Portfolio includes $561 owed to a director under the trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                 Class B          Class C
=========                              =============    =============
National ...........................   $   4,034,625    $   4,622,241
Insured National ...................       3,643,952        1,877,098
New York ...........................       7,746,758        2,702,986
California .........................       7,753,160        5,680,423
Insured California .................       3,092,838        1,717,165

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 79

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2005 were as follows:

Portfolio                                Purchases          Sales
=========                              =============    =============
National ............................  $ 114,191,655    $ 155,988,174
Insured National ....................     26,227,493       39,254,051
New York ............................     96,259,926       91,027,543
California ..........................    147,637,297      217,570,788
Insured California ..................     49,447,001       72,258,774

There were no purchases or sales of U.S. government and government agency obligations for the year ended October 31, 2005.

At October 31, 2005, the cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding futures and swap transactions) are as follows:

                                             Gross Unrealized              Net
                                       ============================    Unrealized
Portfolio                  Cost        Appreciation   (Depreciation)  Appreciation
==================================================================================
National ............  $ 427,263,350   $ 18,911,013   $  (1,621,952)  $ 17,289,061
Insured National ....    142,096,096      8,659,077        (236,738)     8,422,339
New York ............    461,833,135     21,081,777      (1,391,256)    19,690,521
California ..........    770,099,851     50,597,990      (1,915,289)    48,682,701
Insured California ..    121,353,841      7,041,216        (399,808)     6,641,408

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and


--------------------------------------------------------------------------------
80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to November 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

NOTE E

Capital Stock

The Fund has 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated as Class A, Class B and Class C shares. Each


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 81

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Portfolio class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                        ---------------------------------         -----------------------------------
                                      Shares                                    Amount
                        ---------------------------------         -----------------------------------
                           Year Ended          Year Ended            Year Ended            Year Ended
                          October 31,         October 31,           October 31,           October 31,
National Portfolio               2005                2004                  2005                  2004
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                 2,169,106           2,106,313         $  22,038,954         $  21,206,306
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                 1,016,683           1,062,068            10,332,816            10,700,580
-----------------------------------------------------------------------------------------------------
Shares converted
  from Class B              1,237,740             908,105            12,575,580             9,149,675
-----------------------------------------------------------------------------------------------------
Shares redeemed            (4,882,449)         (7,574,363)          (49,621,231)          (76,128,944)
-----------------------------------------------------------------------------------------------------
Net decrease                 (458,920)         (3,497,877)        $  (4,673,881)        $ (35,072,383)
=====================================================================================================

Class B
Shares sold                   539,179             578,587         $   5,476,906         $   5,842,291
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   162,344             219,683             1,647,470             2,211,420
-----------------------------------------------------------------------------------------------------
Shares converted
  to Class A               (1,238,960)           (909,487)          (12,575,580)           (9,149,675)
-----------------------------------------------------------------------------------------------------
Shares redeemed            (1,642,058)         (2,931,579)          (16,670,311)          (29,317,272)
-----------------------------------------------------------------------------------------------------
Net decrease               (2,179,495)         (3,042,796)        $ (22,121,515)        $ (30,413,236)
=====================================================================================================

Class C
Shares sold                   496,836             439,534         $   5,044,011         $   4,427,586
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   147,406             168,949             1,496,899             1,700,732
-----------------------------------------------------------------------------------------------------
Shares redeemed            (1,301,218)         (2,074,718)          (13,200,207)          (20,841,631)
-----------------------------------------------------------------------------------------------------
Net decrease                 (656,976)         (1,466,235)        $  (6,659,297)        $ (14,713,313)
=====================================================================================================


--------------------------------------------------------------------------------
82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

                                 ------------------------------         ---------------------------------
                                             Shares                                  Amount
                                 ------------------------------         ---------------------------------
                                  Year Ended         Year Ended           Year Ended           Year Ended
                                 October 31,        October 31,          October 31,          October 31,
Insured National Portfolio              2005               2004                 2005                 2004
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                          880,450            663,909         $  9,056,371         $  6,797,650
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                          313,426            314,725            3,226,217            3,210,143
---------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                       294,647            314,704            3,029,121            3,204,389
---------------------------------------------------------------------------------------------------------
Shares redeemed                   (1,833,727)        (2,436,297)         (18,852,138)         (24,802,001)
---------------------------------------------------------------------------------------------------------
Net decrease                        (345,204)        (1,142,959)        $ (3,540,429)        $(11,589,819)
=========================================================================================================

Class B
Shares sold                          203,316            187,387         $  2,088,215         $  1,914,256
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           42,968             67,644              441,072              688,458
---------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                        (295,467)          (315,535)          (3,029,121)          (3,204,389)
---------------------------------------------------------------------------------------------------------
Shares redeemed                     (575,604)        (1,096,825)          (5,908,162)         (11,106,033)
---------------------------------------------------------------------------------------------------------
Net decrease                        (624,787)        (1,157,329)        $ (6,407,996)        $(11,707,708)
=========================================================================================================

Class C
Shares sold                          165,914            135,329         $  1,705,216         $  1,384,233
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           15,550             20,113              159,710              204,719
---------------------------------------------------------------------------------------------------------
Shares redeemed                     (214,218)          (369,493)          (2,195,340)          (3,766,185)
---------------------------------------------------------------------------------------------------------
Net decrease                         (32,754)          (214,051)        $   (330,414)        $ (2,177,233)
=========================================================================================================


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 83

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                        ---------------------------------         -----------------------------------
                                      Shares                                    Amount
                        ---------------------------------         -----------------------------------
                           Year Ended          Year Ended            Year Ended            Year Ended
                          October 31,         October 31,           October 31,           October 31,
New York Portfolio               2005                2004                  2005                  2004
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                 3,926,953           2,422,050         $  39,021,649         $  23,861,758
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   963,742           1,009,825             9,574,279             9,941,832
-----------------------------------------------------------------------------------------------------
Shares converted
  from Class B              1,328,078           1,018,102            13,202,828            10,022,329
-----------------------------------------------------------------------------------------------------
Shares redeemed            (4,470,905)         (8,061,705)          (44,406,239)          (79,561,547)
-----------------------------------------------------------------------------------------------------
Net increase
  (decrease)                1,747,868          (3,611,728)        $  17,392,517         $ (35,735,628)
=====================================================================================================

Class B
Shares sold                 1,926,045           2,250,287         $  19,122,910         $  22,104,831
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   432,906             473,978             4,294,873             4,660,130
-----------------------------------------------------------------------------------------------------
Shares converted
  to Class A               (1,329,811)         (1,019,366)          (13,202,828)          (10,022,329)
-----------------------------------------------------------------------------------------------------
Shares redeemed            (2,652,730)         (4,010,210)          (26,320,114)          (39,249,636)
-----------------------------------------------------------------------------------------------------
Net decrease               (1,623,590)         (2,305,311)        $ (16,105,159)        $ (22,507,004)
=====================================================================================================

Class C
Shares sold                   676,261             353,153         $   6,723,393         $   3,469,107
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   115,667             122,716             1,148,115             1,207,406
-----------------------------------------------------------------------------------------------------
Shares redeemed              (651,483)         (1,265,156)           (6,461,776)          (12,385,586)
-----------------------------------------------------------------------------------------------------
Net increase
  (decrease)                  140,445            (789,287)        $   1,409,732         $  (7,709,073)
=====================================================================================================


--------------------------------------------------------------------------------
84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------


                        ---------------------------------         -----------------------------------
                                      Shares                                    Amount
                        ---------------------------------         -----------------------------------
                           Year Ended          Year Ended            Year Ended            Year Ended
                          October 31,         October 31,           October 31,           October 31,
California Portfolio             2005                2004                  2005                  2004
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                 4,523,661           4,313,305         $  49,667,277         $  46,524,777
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                 1,481,158           1,565,519            16,261,227            16,901,277
-----------------------------------------------------------------------------------------------------
Shares converted
  from Class B              2,379,633           1,341,372            26,135,781            14,482,317
-----------------------------------------------------------------------------------------------------
Shares redeemed            (7,830,684)        (14,100,595)          (85,984,334)         (151,643,233)
-----------------------------------------------------------------------------------------------------
Net increase
  (decrease)                  553,768          (6,880,399)        $   6,079,951         $ (73,734,862)
=====================================================================================================

Class B
Shares sold                   369,481             623,013         $   4,060,353         $   6,737,003
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   339,891             482,633             3,728,943             5,211,465
-----------------------------------------------------------------------------------------------------
Shares converted
  to Class A               (2,379,792)         (1,341,787)          (26,135,781)          (14,482,317)
-----------------------------------------------------------------------------------------------------
Shares redeemed            (3,112,103)         (6,042,269)          (34,127,186)          (64,850,399)
-----------------------------------------------------------------------------------------------------
Net decrease               (4,782,523)         (6,278,410)        $ (52,473,671)        $ (67,384,248)
=====================================================================================================

Class C
Shares sold                   639,970             736,060         $   7,015,694         $   7,949,969
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   229,716             267,954             2,520,877             2,892,849
-----------------------------------------------------------------------------------------------------
Shares redeemed            (2,254,450)         (4,094,746)          (24,728,587)          (44,016,937)
-----------------------------------------------------------------------------------------------------
Net decrease               (1,384,764)         (3,090,732)        $ (15,192,016)        $ (33,174,119)
=====================================================================================================


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 85

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                                 ------------------------------         ---------------------------------
                                             Shares                                  Amount
                                 ------------------------------         ---------------------------------
                                  Year Ended         Year Ended           Year Ended           Year Ended
                                 October 31,        October 31,          October 31,          October 31,
Insured California Portfolio            2005               2004                 2005                 2004
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                          393,065            311,027         $  5,586,379         $  4,392,860
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                          166,504            192,258            2,364,804            2,720,559
---------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                        84,972            127,615            1,209,910            1,798,159
---------------------------------------------------------------------------------------------------------
Shares redeemed                     (996,530)        (2,248,715)         (14,120,616)         (31,557,790)
---------------------------------------------------------------------------------------------------------
Net decrease                        (351,989)        (1,617,815)        $ (4,959,523)        $(22,646,212)
=========================================================================================================

Class B
Shares sold                           39,730            126,832         $    566,584         $  1,809,363
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           28,746             40,644              408,009              575,164
---------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                         (84,985)          (127,663)          (1,209,910)          (1,798,159)
---------------------------------------------------------------------------------------------------------
Shares redeemed                     (386,094)          (609,915)          (5,473,138)          (8,598,143)
---------------------------------------------------------------------------------------------------------
Net decrease                        (402,603)          (570,102)        $ (5,708,455)        $ (8,011,775)
=========================================================================================================

Class C
Shares sold                          113,212            169,523         $  1,603,951         $  2,409,230
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                           27,382             33,934              388,653              479,739
---------------------------------------------------------------------------------------------------------
Shares redeemed                     (221,483)          (388,546)          (3,136,656)          (5,490,989)
---------------------------------------------------------------------------------------------------------
Net decrease                         (80,889)          (185,089)        $ (1,144,052)        $ (2,602,020)
=========================================================================================================

NOTE F

Risks Involved in Investing in the Fund

Concentration of Credit Risk--The Portfolios of the AllianceBernstein Municipal Income Fund are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


--------------------------------------------------------------------------------
86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2005.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2005 and 2004 were as follows:

National Portfolio                                2005             2004
                                              =============    =============
Distributions paid from:
  Ordinary income ........................    $     687,169    $     736,836
  Tax-exempt income ......................       20,342,365       24,050,076
                                              -------------    -------------
Total distributions paid .................    $  21,029,534    $  24,786,912
                                              =============    =============

As of October 31, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income ............    $     410,701
Accumulated capital and other losses ......................      (52,133,402)(a)
Unrealized appreciation ...................................       17,269,575(b)
                                                               -------------
Total accumulated earnings/(deficit) ......................    $ (34,453,126)(c)
                                                               =============

(a) On October 31, 2005, the Portfolio had a net capital loss carryforward of $52,133,402, of which $9,864,810 expires in the year 2007, $18,808,737 expires in the year 2008, $12,984,821 expires in the year 2010 and $10,475,034 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2005, the Portfolio utilized capital loss carryforwards of $2,296,682.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

During the current fiscal year, permanent differences primarily due to the tax treatment of sales of defaulted securities and tax treatment of swap income, resulted in a net decrease of distribution in excess of net investment income and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 87

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Insured National Portfolio                        2005             2004
                                              =============    =============
Distributions paid from:
  Ordinary income ........................    $      37,917    $      12,360
  Tax-exempt income ......................        6,218,297        7,513,579
                                              -------------    -------------
Total distributions paid .................    $   6,256,214    $   7,525,939
                                              =============    =============

As of October 31, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income .............................    $     394,739
Accumulated capital and other losses ......................       (2,486,146)(a)
Unrealized appreciation ...................................        8,536,408(b)
                                                               -------------
Total accumulated earnings/(deficit) ......................    $   6,445,001(c)
                                                               =============

(a) On October 31, 2005, the Portfolio had a net capital loss carryforward of $2,486,146, of which $472,211 expires in the year 2007, $1,593,951 in 2008 and $419,984 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2005, the Portfolio utilized capital loss carryforwards of $1,402,812.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purpose of gain/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net increase of undistributed net investment income, and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.

New York Portfolio                                2005             2004
                                              =============    =============
Distributions paid from:
  Ordinary income ........................    $     203,413    $          -0-
  Tax-exempt income ......................       20,303,158       23,112,230
                                              -------------    -------------
Total distributions paid .................    $  20,506,571    $  23,112,230
                                              =============    =============


--------------------------------------------------------------------------------
88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

As of October 31, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income ............    $     213,485
Accumulated capital and other losses ......................      (16,624,024)(a)
Unrealized appreciation/(depreciation) ....................       19,657,273(b)
                                                               -------------
Total accumulated earnings/(deficit) ......................    $   3,246,734(c)
                                                               =============

(a) On October 31, 2005, the Portfolio had a net capital loss carryforward of $16,624,024, of which $5,878,712 expires in the year 2008, $6,973,404 expires in the year 2009 and $3,771,908 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2005, the Portfolio utilized capital loss carryforwards of $2,394,416.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable.

During the current fiscal year, permanent differences, primarily due to the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, and an increase in accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.

California Portfolio                              2005             2004
                                              =============    =============
Distributions paid from:
  Ordinary income ........................    $     278,826    $     662,168
  Tax-exempt income ......................       35,904,427       42,858,791
                                              -------------    -------------
Total distributions paid .................    $  36,183,253    $  43,520,959
                                              =============    =============

As of October 31, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income ............    $      10,698
Accumulated capital and other losses ......................      (23,212,871)(a)
Unrealized appreciation/(depreciation) ....................       49,219,919(b)
                                                               -------------
Total accumulated earnings/(deficit) ......................    $  26,017,746(c)
                                                               =============

(a) On October 31, 2005, the Portfolio had a net capital loss carryforward of $23,212,871 of which $8,298,844 expires in the year 2008, $10,406,492 expires in the year 2009 and $4,507,535 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the fiscal year ended October 31, 2005, the Portfolio utilized capital loss carryforwards of $9,177,413.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of gains/(losses) on certain derivative instruments and the difference between the book and tax treament of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 89

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

During the current fiscal year, permanent differences primarily due to the tax treatment of swap income, resulted in a net decrease of distributions in excess of net investment income, and an increase in accumulated net realized loss on investment transactions. This reclassification has no effect on net assets.

Insured California Portfolio                       2005           2004
                                               ============   ============
Distributions paid from:
   Ordinary income ......................      $     58,179   $    193,787
Tax-exempt income .......................         5,132,505      6,427,993
                                               ------------   ------------
Total distributions paid ................      $  5,190,684   $  6,621,780
                                               ============   ============

As of October 31, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Long term capital gains ..................................    $  2,112,162(a)
Unrealized appreciation/(depreciation) ...................       6,676,332(b)
                                                              ------------
Total accumulated earnings/(deficit) .....................    $  8,788,494(c)
                                                              ============

(a) During the fiscal year ended October 31, 2005, the Portfolio utilized capital loss carryforwards of $63,273.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/ (deficit) is attributable primarily to dividends payable.

During the current fiscal year, permanent differences, primarily due to distributions in excess of net investment income, and the tax treatment of swap income, resulted in a net decrease in distributions in excess of net investment income, and a decrease in accumulated net realized gain on investment transactions. This reclassification had no effect on net assets.

NOTE I

Legal Proceedings


As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized


--------------------------------------------------------------------------------
90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

      (i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

      (ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

      (iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement , please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"),


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 91

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions, and removed all state court actions, to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from


--------------------------------------------------------------------------------
92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in


--------------------------------------------------------------------------------

                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 93

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------


exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed. On October 19, 2005, the District Court granted in part, and denied in part, defendants' motion to dismiss the Aucoin Complaint and as a result the only claim remaining is plaintiffs' Section 36(b) claim.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             National Portfolio
                                         -----------------------------------------------------------
                                                                   Class A
                                         -----------------------------------------------------------
                                                           Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.13    $   9.96    $    9.80    $   10.34    $  10.14
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .47         .50          .52          .54         .54
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.07)        .17          .18         (.53)        .21
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .40         .67          .70          .01         .75
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.48)       (.50)        (.54)        (.54)       (.54)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.01)       (.01)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.48)       (.50)        (.54)        (.55)       (.55)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.05    $  10.13    $    9.96    $    9.80    $  10.34
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             3.95%       6.92%        7.32%         .06%       7.55%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $ 337,201    $344,557    $ 373,416    $ 411,408    $425,506
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........              .68%        .68%         .68%         .65%        .64%
   Expenses,
     before fee waivers..........              .93%       1.08%        1.11%        1.07%       1.06%
   Net investment income(b)......             4.65%       4.94%        5.25%        5.28%       5.22%
Portfolio turnover rate..........               25%         47%          35%          63%        194%

See footnote summary on page 110.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 95

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             National Portfolio
                                         -----------------------------------------------------------
                                                                   Class B
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.12    $   9.95    $    9.79    $   10.33    $  10.13
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .40         .43          .45          .46         .47
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.07)        .17          .18         (.52)        .21
                                         -----------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations....................              .33         .60          .63         (.06)        .68
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.41)       (.43)        (.47)        (.47)       (.47)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.01)       (.01)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.41)       (.43)        (.47)        (.48)       (.48)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.04    $  10.12    $    9.95    $    9.79    $  10.33
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             3.25%       6.18%        6.57%        (.62)%      6.84%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $  49,801    $ 72,264    $ 101,287    $ 122,656    $132,074
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.38%       1.39%        1.39%        1.35%       1.36%
   Expenses,
     before fee waivers..........             1.64%       1.79%        1.81%        1.77%       1.79%
   Net investment income(b)......             3.96%       4.24%        4.54%        4.57%       4.59%
Portfolio turnover rate..........               25%         47%          35%          63%        194%

See footnote summary on page 110.


--------------------------------------------------------------------------------
96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             National Portfolio
                                         -----------------------------------------------------------
                                                                   Class C
                                         -----------------------------------------------------------

                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.13    $   9.95    $    9.79    $   10.34    $  10.13
                                         -----------------------------------------------------------
Income From Investment
   Operations

Net investment income(b)(c)......              .40         .43          .45          .47         .47
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.07)        .18          .18         (.54)        .22
                                         -----------------------------------------------------------
Net increase (decrease) in
   net asset value from
   operations....................              .33         .61          .63         (.07)        .69
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.41)       (.43)        (.47)        (.47)       (.47)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.01)       (.01)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.41)       (.43)        (.47)        (.48)       (.48)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.05    $  10.13    $    9.95    $    9.79    $  10.34
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             3.24%       6.28%        6.57%        (.72)%      6.94%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $  61,622    $ 68,769    $  82,167    $  93,032    $ 98,825
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.38%       1.38%        1.38%        1.35%       1.35%
   Expenses,
     before fee waivers..........             1.64%       1.78%        1.81%        1.76%       1.78%
   Net investment income(b)......             3.96%       4.24%        4.55%        4.58%       4.61%
Portfolio turnover rate..........               25%         47%          35%          63%        194%

See footnote summary on page 110.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 97

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Insured National Portfolio
                                         -----------------------------------------------------------
                                                                   Class A
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.29    $  10.11    $    9.92    $   10.07    $   9.58
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .42         .44          .47          .45         .45
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.11)        .20          .14         (.14)        .50
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .31         .64          .61          .31         .95
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.42)       (.46)        (.42)        (.45)       (.45)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.01)       (.01)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.42)       (.46)        (.42)        (.46)       (.46)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.18    $  10.29    $   10.11    $    9.92    $  10.07
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             3.05%       6.42%        6.32%        3.13%      10.11%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $ 124,957    $129,888    $ 139,179    $ 164,154    $169,744
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.04%       1.03%        1.04%        1.01%       1.04%
   Expenses,
     before fee waivers..........             1.04%       1.18%        1.16%        1.13%       1.14%
   Net investment income(b)......             4.07%       4.28%        4.69%        4.49%       4.53%
Portfolio turnover rate..........               17%         12%          28%          43%        105%

See footnote summary on page 110.


--------------------------------------------------------------------------------
98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Insured National Portfolio
                                         -----------------------------------------------------------
                                                                   Class B
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.26    $  10.09    $    9.89    $   10.05    $   9.56
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .35         .36          .40          .37         .38
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.11)        .19          .16         (.14)        .50
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .24         .55          .56          .23         .88
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.35)       (.38)        (.36)        (.38)       (.38)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.01)       (.01)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.35)       (.38)        (.36)        (.39)       (.39)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.15    $  10.26    $   10.09    $    9.89    $  10.05
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             2.34%       5.60%        5.71%        2.34%       9.39%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $  16,375    $ 22,968    $  34,243    $  35,048    $ 35,326
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.74%       1.74%        1.75%        1.72%       1.75%
   Expenses,
     before fee waivers..........             1.75%       1.89%        1.87%        1.84%       1.85%
   Net investment income(b)......             3.39%       3.58%        4.00%        3.79%       3.83%
Portfolio turnover rate..........               17%         12%          28%          43%        105%

See footnote summary on page 110.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 99

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Insured National Portfolio
                                         -----------------------------------------------------------
                                                                   Class C
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.27    $  10.09    $    9.90    $   10.05    $   9.56
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .35         .37          .40          .37         .38
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.11)        .19          .15         (.13)        .50
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .24         .56          .55          .24         .88
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.35)       (.38)        (.36)        (.38)       (.38)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.01)       (.01)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.35)       (.38)        (.36)        (.39)       (.39)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.16    $  10.27    $   10.09    $    9.90    $  10.05
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             2.34%       5.71%        5.60%        2.44%       9.39%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $  11,732    $ 12,198    $  14,149    $  17,592    $ 16,650
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.74%       1.73%        1.74%        1.71%       1.74%
   Expenses,
     before fee waivers..........             1.75%       1.88%        1.86%        1.83%       1.85%
   Net investment income(b)......             3.38%       3.59%        3.98%        3.78%       3.84%
Portfolio turnover rate..........               17%         12%          28%          43%        105%

See footnote summary on page 110.


--------------------------------------------------------------------------------
100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             New York Portfolio
                                         -----------------------------------------------------------
                                                                   Class A
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $    9.93    $   9.79    $    9.69    $    9.93    $   9.70
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .46         .48          .50          .53         .53
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.12)        .15          .11         (.25)        .22
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .34         .63          .61          .28         .75
                                         -----------------------------------------------------------
Less: Dividends
Dividends from net
   investment income.............             (.46)       (.49)        (.51)        (.52)       (.52)
                                         -----------------------------------------------------------
Total dividends..................             (.46)       (.49)        (.51)        (.52)       (.52)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $    9.81    $   9.93    $    9.79    $    9.69    $   9.93
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             3.46%       6.58%        6.39%        2.89%       7.86%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $ 294,005    $280,213    $ 311,596    $ 322,621    $326,500
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........              .58%        .59%         .58%         .58%        .59%
   Expenses,
     before fee waivers..........              .91%       1.05%        1.06%        1.05%       1.04%
   Net investment income(b)......             4.62%       4.93%        5.09%        5.42%       5.28%
Portfolio turnover rate..........               19%         33%          35%          33%         92%

See footnote summary on page 110.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 101

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             New York Portfolio
                                         -----------------------------------------------------------
                                                                   Class B
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $    9.92    $   9.78    $    9.68    $    9.93    $   9.70
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .39         .41          .43          .46         .45
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.12)        .15          .11         (.26)        .23
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .27         .56          .54          .20         .68
                                         -----------------------------------------------------------
Less: Dividends
Dividends from net
   investment income.............             (.39)       (.42)        (.44)        (.45)       (.45)
                                         -----------------------------------------------------------
Total dividends..................             (.39)       (.42)        (.44)        (.45)       (.45)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $    9.80    $   9.92    $    9.78    $    9.68    $   9.93
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             2.75%       5.85%        5.64%        2.04%       7.10%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $ 133,746    $151,474    $ 171,881    $ 184,700    $165,787
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.28%       1.30%        1.29%        1.29%       1.30%
   Expenses,
     before fee waivers..........             1.62%       1.76%        1.77%        1.78%       1.76%
   Net investment income(b)......             3.93%       4.22%        4.38%        4.70%       4.59%
Portfolio turnover rate..........               19%         33%          35%          33%         92%

See footnote summary on page 110.


--------------------------------------------------------------------------------
102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             New York Portfolio
                                         -----------------------------------------------------------
                                                                   Class C
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $    9.92    $   9.78    $    9.68    $    9.94    $   9.71
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .39         .41          .43          .46         .46
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.12)        .15          .11         (.27)        .22
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .27         .56          .54          .19         .68
                                         -----------------------------------------------------------
Less: Dividends
Dividends from net
   investment income.............             (.39)       (.42)        (.44)        (.45)       (.45)
                                         -----------------------------------------------------------
Total dividends..................             (.39)       (.42)        (.44)        (.45)       (.45)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $    9.80    $   9.92    $    9.78    $    9.68    $   9.94
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             2.74%       5.85%        5.64%        1.94%       7.09%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $  45,956    $ 45,121    $  52,206    $  57,386    $ 54,631
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.28%       1.29%        1.29%        1.29%       1.30%
   Expenses,
     before fee waivers..........             1.61%       1.75%        1.77%        1.77%       1.76%
   Net investment income(b)......             3.92%       4.23%        4.38%        4.71%       4.60%
Portfolio turnover rate..........               19%         33%          35%          33%         92%

See footnote summary on page 110.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 103

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            California Portfolio
                                         -----------------------------------------------------------
                                                                   Class A
                                         -----------------------------------------------------------
                                                           Year Ended October 31,
                                         -----------------------------------------------------------
                                           2005        2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.93    $  10.63    $   10.84    $   11.00    $  10.88
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .48         .51          .53          .55         .54
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.07)        .30         (.19)        (.15)        .14
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .41         .81          .34          .40         .68
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.48)       (.51)        (.55)        (.54)       (.54)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.02)       (.02)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.48)       (.51)        (.55)        (.56)       (.56)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.86    $  10.93    $   10.63    $   10.84    $  11.00
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             3.78%       7.80%        3.15%        3.82%       6.47%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $ 590,042    $587,874    $ 644,868    $ 725,242    $755,947
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........              .77%        .78%         .77%         .76%        .77%
   Expenses,
     before fee waivers..........              .86%       1.01%        1.02%        1.01%       1.02%
   Net investment income(b)......             4.36%       4.75%        4.93%        5.05%       4.98%
Portfolio turnover rate..........               17%         34%          33%          23%         78%

See footnote summary on page 110.


--------------------------------------------------------------------------------
104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            California Portfolio
                                         -----------------------------------------------------------
                                                                   Class B
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.93    $  10.63    $   10.84    $   11.00    $  10.88
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .40         .44          .46          .47         .46
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.07)        .30         (.20)        (.14)        .15
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .33         .74          .26          .33         .61
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.40)       (.44)        (.47)        (.47)       (.46)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.02)       (.03)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.40)       (.44)        (.47)        (.49)       (.49)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.86    $  10.93    $   10.63    $   10.84    $  11.00
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             3.06%       7.05%        2.43%        3.10%       5.74%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $ 122,128    $175,215    $ 237,147    $ 279,697    $269,726
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.47%       1.48%        1.48%        1.46%       1.48%
   Expenses,
     before fee waivers..........             1.56%       1.71%        1.73%        1.72%       1.73%
   Net investment income(b)......             3.66%       4.05%        4.22%        4.35%       4.26%
Portfolio turnover rate..........               17%         34%          33%          23%         78%

See footnote summary on page 110.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 105

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            California Portfolio
                                         -----------------------------------------------------------
                                                                   Class C
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   10.93    $  10.63    $   10.84    $   11.00    $  10.88
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .40         .44          .46          .47         .46
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.07)        .30         (.20)        (.14)        .15
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .33         .74          .26          .33         .61
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.40)       (.44)        (.47)        (.47)       (.46)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.02)       (.03)
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.40)       (.44)        (.47)        (.49)       (.49)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   10.86    $  10.93    $   10.63    $   10.84    $  11.00
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             3.06%       7.05%        2.43%        3.10%       5.74%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $ 125,067    $141,031    $ 170,003    $ 209,008    $211,502
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.47%       1.48%        1.47%        1.46%       1.47%
   Expenses,
     before fee waivers..........             1.56%       1.71%        1.72%        1.71%       1.72%
   Net investment income(b)......             3.66%       4.05%        4.23%        4.35%       4.25%
Portfolio turnover rate..........               17%         34%          33%          23%         78%

See footnote summary on page 110.


--------------------------------------------------------------------------------
106 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Insured California Portfolio
                                         -----------------------------------------------------------
                                                                   Class A
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   14.21    $  14.03    $   14.17    $   14.45    $  13.74
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .57         .61          .60          .62         .63
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.20)        .18         (.12)        (.12)        .74
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .37         .79          .48          .50        1.37
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.57)       (.61)        (.62)        (.62)       (.63)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.04)       (.03)
Distributions from net realized
   gain on investment
   transactions..................               -0-         -0-          -0-        (.12)         -0-
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.57)       (.61)        (.62)        (.78)       (.66)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   14.01    $  14.21    $   14.03    $   14.17    $  14.45
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             2.60%       5.75%        3.39%        3.65%      10.16%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $  97,079    $103,414    $ 124,817    $ 144,973    $168,469
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.02%       1.00%        1.07%        1.03%       1.04%
   Expenses,
     before fee waivers..........             1.02%       1.07%        1.07%        1.03%       1.04%
   Net investment income(b)......             3.99%       4.29%        4.24%        4.43%       4.44%
Portfolio turnover rate..........               37%          5%          34%          31%        140%

See footnote summary on page 110.



--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 107

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Insured California Portfolio
                                         -----------------------------------------------------------
                                                                   Class B
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   14.20    $  14.02    $   14.16    $   14.46    $  13.75
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .47         .50          .50          .52         .52
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.19)        .19         (.12)        (.14)        .75
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .28         .69          .38          .38        1.27
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.47)       (.51)        (.52)        (.53)       (.52)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.03)       (.04)
Distributions from net realized
   gain on investment
   transactions..................               -0-         -0-          -0-        (.12)         -0-
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.47)       (.51)        (.52)        (.68)       (.56)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   14.01    $  14.20    $   14.02    $   14.16    $  14.46
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             1.96%       5.02%        2.67%        2.76%       9.38%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $  15,626    $ 21,559    $  29,285    $  33,133    $ 27,015
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.73%       1.71%        1.77%        1.73%       1.74%
   Expenses,
     before fee waivers..........             1.73%       1.77%        1.77%        1.73%       1.74%
   Net investment income(b)......             3.29%       3.58%        3.52%        3.70%       3.72%
Portfolio turnover rate..........               37%          5%          34%          31%        140%

See footnote summary on page 110.


--------------------------------------------------------------------------------
108 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Insured California Portfolio
                                         -----------------------------------------------------------
                                                                   Class C
                                         -----------------------------------------------------------
                                                          Year Ended October 31,
                                         -----------------------------------------------------------
                                              2005     2004(a)         2003         2002        2001
                                         -----------------------------------------------------------
Net asset value,
   beginning of period...........        $   14.20    $  14.02    $   14.16    $   14.47    $  13.75
                                         -----------------------------------------------------------
Income From Investment
   Operations
Net investment income(b)(c)......              .47         .51          .50          .52         .52
Net realized and unrealized
   gain (loss) on investment
   transactions..................             (.20)        .18         (.12)        (.15)        .76
                                         -----------------------------------------------------------
Net increase in net asset value
   from operations...............              .27         .69          .38          .37        1.28
                                         -----------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income.............             (.47)       (.51)        (.52)        (.53)       (.52)
Distributions in excess of net
   investment income.............               -0-         -0-          -0-        (.03)       (.04)
Distributions from net realized
   gain on investment
   transactions..................               -0-         -0-          -0-        (.12)         -0-
                                         -----------------------------------------------------------
Total dividends and
   distributions.................             (.47)       (.51)        (.52)        (.68)       (.56)
                                         -----------------------------------------------------------
Net asset value,
   end of period.................        $   14.00    $  14.20    $   14.02    $   14.16    $  14.47
                                         ===========================================================
Total Return
Total investment return based
   on net asset value(d).........             1.88%       5.02%        2.67%        2.69%       9.46%

Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............        $  18,204    $ 19,603    $  21,951    $  22,715    $ 20,541
Ratio to average net assets of:
   Expenses,
     net of fee waivers..........             1.73%       1.70%        1.77%        1.73%       1.74%
   Expenses,
     before fee waivers..........             1.73%       1.77%        1.77%        1.73%       1.74%
   Net investment income(b)......             3.29%       3.59%        3.53%        3.71%       3.73%
Portfolio turnover rate..........               37%          5%          34%          31%        140%

See footnote summary on page 110.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 109

                                                            Financial Highlights
--------------------------------------------------------------------------------

(a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effects of these changes for the year ended October 31, 2004 were as follows:

                                                      Realized
                                                   and Unrealized  Ratio of Net
                                                   Gain (Loss) on  Investment
                                     Investment      Investment       Income
                                       Income       Transactions    to Average
                                     Per Share*      Per Share*     Net Assets
                                    --------------------------------------------
      National Portfolio
         Class A..................    $ .00           $   .00          .01%
         Class B..................      .00               .00          .01%
         Class C..................      .00               .00          .01%
      Insured National Portfolio
         Class A..................      .00               .00          .01%
         Class B..................      .00               .00          .01%
         Class C..................      .00               .00          .01%
      New York Portfolio
         Class A..................      .00               .00          .05%
         Class B..................      .00               .00          .05%
         Class C..................      .00               .00          .05%
      California Portfolio
         Class A..................      .00               .00          .00%+
         Class B..................      .00               .00          .00%+
         Class C..................      .00               .00          .00%+
      Insured California Portfolio
         Class A..................      .00               .00          .00%+
         Class B..................      .00               .00          .00%+
         Class C..................      .00               .00          .00%+

      *   Per share amounts less than $0.01

      +   Amount is less than .01%

(b)   Net of fees waived by the Adviser.

(c)   Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
110 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of AllianceBernstein Municipal Income Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the AllianceBernstein Municipal Income Fund, Inc. at October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

New York, New York
December 16, 2005


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 111

                                                              Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)

OFFICERS(2)

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Robert B. Davidson, III, Senior Vice President
Douglas J. Peebles, Senior Vice President
Jeffrey S. Phlegar, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
Emilie D. Wrapp, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

(1) Member of the Audit Committee, Governance and Nominating Committee and the Independent Directors Committee.

(2) The management of and investment decisions for the Portfolios' portfolios are made by the Municipal Bond Investment Team. The five investment professionals with the most significant responsibility for the day-to-day management of the Portfolios' portfolios are: Michael Brooks, Fred S. Cohen, R.B. Davidson III, David M. Dowden and Terrance T. Hults.


--------------------------------------------------------------------------------
112 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.


                                                                           PORTFOLIOS
                                                                             IN FUND                    OTHER
   NAME, ADDRESS,                            PRINCIPAL                       COMPLEX                DIRECTORSHIPS
   DATE OF BIRTH,                          OCCUPATION(S)                   OVERSEEN BY                 HELD BY
(FIRST YEAR ELECTED*)                   DURING PAST 5 YEARS                 DIRECTOR                  DIRECTOR
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS

William H. Foulk, Jr. #,+        Investment adviser and an independent          108                     None
2 Sound View Drive               consultant. He was formerly Senior
Suite 100                        Manager of Barrett Associates, Inc.,
Greenwich, CT 06830              a registered investment adviser, with
Chairman of the Board            which he had been associated since
9-7-1932                         prior to 2000. He was formerly Deputy
(1998)                           Comptroller and Chief Investment
                                 Officer of the State of New York and,
                                 prior thereto, Chief Investment
                                 Officer of the New York Bank for
                                 Savings.

Ruth Block #,**                  Formerly an Executive Vice President           106                     None
500 SE Mizner Blvd.              and Chief Insurance Officer of The
Boca Raton, FL 33432             Equitable Life Assurance Society of
11-7-1930                        the United States; Chairman and Chief
(1987)                           Executive Officer of Evlico
                                 (insurance); Director of Avon, BP
                                 (oil and gas), Ecolab Incorporated
                                 (specialty chemicals), Tandem
                                 Financial Group and Donaldson, Lufkin
                                 & Jenrette Securities Corporation;
                                 Governor at Large, National
                                 Association of Securities Dealers,
                                 Inc.

David H. Dievler #               Independent consultant. Until                  107                     None
P.O. Box 167                     December 1994, he was Senior Vice
Spring Lake, NJ 07762            President of Alliance Capital
10-23-1929                       Management Corporation ("ACMC")
(1987)                           responsible for mutual fund
                                 administration. Prior to joining ACMC
                                 in 1984, he was Chief Financial
                                 Officer of Eberstadt Asset Management
                                 since 1968. Prior to that, he was a
                                 Senior Manager at Price Waterhouse &
                                 Co. Member of American Institute of
                                 Certified Public Accountants since
                                 1953.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 113

                                                          Management of the Fund
--------------------------------------------------------------------------------

                                                                           PORTFOLIOS
                                                                             IN FUND                    OTHER
   NAME, ADDRESS,                            PRINCIPAL                       COMPLEX                DIRECTORSHIPS
   DATE OF BIRTH,                          OCCUPATION(S)                   OVERSEEN BY                 HELD BY
(FIRST YEAR ELECTED*)                   DURING PAST 5 YEARS                 DIRECTOR                  DIRECTOR
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

John H. Dobkin #                 Consultant. Formerly President of              106                     None
P.O. Box 12                      Save Venice, Inc. (preservation
Annandale, NY 12504              organization) from 2001-2002, Senior
2-19-1942                        Advisor from June 1999- June 2000 and
(1998)                           President of Historic Hudson Valley
                                 (historic preservation) from December
                                 1989-May 1999. Previously, Director
                                 of the National Academy of Design and
                                 during 1988-1992, Director and
                                 Chairman of the Audit Committee of
                                 ACMC.

Michael J. Downey #              Consultant since January 2004.                 106                 Asia Pacific
c/o Alliance Capital             Formerly managing partner of                                        Fund, Inc.;
Management L.P.                  Lexington Capital, LLC (investment                                    and The
1345 Avenue of the               advisory firm) from December 1997                                   Merger Fund
Americas                         until December 2003. Prior thereto,
New York, NY 10105               Chairman and CEO of Prudential Mutual
Attention: Phil Kirstein         Fund Management from 1987 to 1993.
1-26-1944
(2005)

D. James Guzy #                  Chairman of the Board of PLX                   106               Intel Corporation,
P.O. Box 128                     Technology (semi-conductors) and of                                 Cirrus Logic
Glenbrook, NV 89413              SRC Computers, Inc., with which he                                  Corporation,
3-7-36                           has been associated since prior to                                    Novellus
(2005)                           2000. He is also President of the                                   Corporation,
                                 Arbor Company (private family                                     Micro Component
                                 investments).                                                     Technology, the
                                                                                                    Davis Selected
                                                                                                    Advisers Group
                                                                                                   of Mutual Funds
                                                                                                   and LogicVision

Marshall C. Turner, Jr. #        Principal of Turner Venture                    106                      Toppan
220 Montgomery Street            Associates (venture capital and                                   Photomasks, Inc.,
Penthouse 10                     consulting) since prior to 2000.                                      the George
San Francisco,                   Chairman and CEO, DuPont Photomasks,                                    Lucas
CA 94104                         Inc., Austin, Texas, 2003- 2005, and                                 Educational
10-10-41                         President and CEO since company                                      Foundation,
2005)                            acquired, and name changed to Toppan                               Chairman of the
                                 Photomasks, Inc. in 2005 (semi-                                      Board of the
                                 conductor manufacturing services).                                  Smithsonian's
                                                                                                        National
                                                                                                       Museum of
                                                                                                    Natural History


--------------------------------------------------------------------------------
114 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Management of the Fund
--------------------------------------------------------------------------------

                                                                           PORTFOLIOS
                                                                             IN FUND                    OTHER
   NAME, ADDRESS,                            PRINCIPAL                       COMPLEX                DIRECTORSHIPS
   DATE OF BIRTH,                          OCCUPATION(S)                   OVERSEEN BY                 HELD BY
(FIRST YEAR ELECTED*)                   DURING PAST 5 YEARS                 DIRECTOR                  DIRECTOR
-----------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR

Marc O. Mayer ++                 Executive Vice President of ACMC               106                  SCB Partners,
1345 Avenue of the               since 2001 and Chairman of the Board                                  Inc.; and
Americas                         of AllianceBernstein Investment                                       SCB, Inc.
New York, NY 10105               Research and Management, Inc.
10-2-1957                        ("ABIRM"); prior thereto, Chief
(2003)                           Executive Officer -of Sanford C.
                                 Bernstein & Co., LLC (institutional
                                 research and brokerage arm of
                                 Bernstein & Co., LLC ("SCB & Co."))
                                 and its predecessor since prior to
                                 2000.

*     There is no stated term of office for the Fund's Directors.

** Ms. Block was an "interested person", as defined in the 1940 Act, from July 22, 1992 until October 21, 2004 by reason of her ownership of securities of a control person of the Adviser. Ms. Block received shares of The Equitable Companies Incorporated ("Equitable") as part of the demutualization of The Equitable Life Assurance Society of the United States in 1992. Ms. Block's Equitable shares were subsequently converted through a corporate action into American Depositary Shares of AXA, which were sold for approximately $2,400 on October 21, 2004. Equitable and AXA are control persons of the Adviser.

# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

+     Member of the Fair Value Pricing Committee.

++ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as an Executive Vice President of ACMC.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 115

                                                          Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.


      NAME, ADDRESS*                  POSITION(S)                     PRINCIPAL OCCUPATION(S)
     AND DATE OF BIRTH               HELD WITH FUND                    DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Marc O. Mayer                   President and Chief          See biography above.
10-2-1957                       Executive Officer

Philip L. Kirstein              Senior Vice President        Senior Vice President and Independent
5-29-1945                       and Independent              Compliance Officer of the Alliance-
                                Compliance Officer           Bernstein Funds, with which he has
                                                             been associated since October 2004.
                                                             Prior thereto, he was Of Counsel to
                                                             Kirkpatrick & Lockhart, LLP from
                                                             October 2003 to October 2004, and
                                                             General Counsel of Merrill Lynch
                                                             Investment Managers, L.P. since prior
                                                             to 2000 until March 2003.

Robert B. Davidson, III         Senior Vice President        Senior Vice President of ACMC**, with
4-8-1961                                                     which he has been associated since
                                                             prior to 2000.

Douglas J. Peebles              Senior Vice President        Executive Vice President of ACMC**,
8-10-1965                                                    with which he has been associated
                                                             since prior to 2000.

Jeffrey S. Phlegar              Senior Vice President        Executive Vice President of ACMC**,
6-28-1966                                                    with which he has been associated
                                                             since prior to 2000.


David M. Dowden                 Vice President               Senior Vice President of ACMC**, with
11-21-1965                                                   which he has been associated since
                                                             prior to 2000.

Terrance  T.  Hults             Vice  President              Senior  Vice  President  of  ACMC**,  with
5-17-1966                                                    which he has been associated since
                                                             prior to 2000.

Emilie D. Wrapp                 Secretary                    Senior Vice President, Assistant
11-13-1955                                                   General Counsel and Assistant
                                                             Secretary of ABIRM**, with which she
                                                             has been associated since prior to
                                                             2000.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM, AGIS and SCB & Co. are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without a charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
116 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

      NAME, ADDRESS*                  POSITION(S)                     PRINCIPAL OCCUPATION(S)
     AND DATE OF BIRTH               HELD WITH FUND                     DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Mark D. Gersten                 Treasurer and Chief          Senior Vice President of Alliance Global
10-4-1950                       Financial Office             Investor Services, Inc. ("AGIS")** and a
                                                             Vice President of ABIRM**, with which
                                                             he has been associated since prior to
                                                             2000.

Thomas R. Manley                Controller                   Vice President of ACMC **, with which
8-3-1951                                                     he has been associated since prior to 2000.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM, AGIS and SCB & Co. are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without a charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 117

Information Regarding the Review and Approval of the Fund's Advisory Agreement

In this disclosure, the term "Fund" refers to AllianceBernstein Municipal Income Fund, Inc. and the term "Portfolio" refers to the California Portfolio, Insured California Portfolio, Insured National Portfolio, National Portfolio and New York Portfolio, as appropriate (each, a "Portfolio" and together, the "Portfolios"). There is a single advisory agreement between the Adviser and the Fund that relates to all five Portfolios.

The Fund's disinterested directors (the "directors") unanimously approved the continuance of the Advisory Agreement between the Fund and the Adviser in respect of each Portfolio at a meeting held on September 14 and 16, 2005.

In preparation for the meeting, the directors had requested from the Adviser and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"), which is not affiliated with the Adviser. The directors also reviewed an independent evaluation from the Fund's Senior Officer (who is also the Fund's Independent Compliance Officer) of the reasonableness of the advisory fees in the Advisory Agreement in respect of each Portfolio (as contemplated by the Assurance of Discontinuance between the Adviser and the New York Attorney General) wherein the Senior Officer concluded that such fees were reasonable. In addition, the directors received a presentation from the Adviser and had an opportunity to ask representatives of the Adviser various questions relevant to the proposed approvals. The directors noted that the Senior Officer's evaluation considered the following factors in respect of each Portfolio: management fees charged to institutional and other clients of the Adviser for like services; management fees charged by other mutual fund companies for like services; cost to the Adviser and its affiliates of supplying services pursuant to the Advisory Agreement, excluding any intra-corporate profit; profit margins of the Adviser and its affiliates from supplying such services; possible economies of scale as the Portfolio grows larger; and nature and quality of the Adviser's services including the performance of the Portfolio.

Prior to voting, the directors reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The directors also discussed the proposed continuances in four private sessions at which only the directors, their independent counsel and the Fund's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement in respect of each Portfolio, the directors considered all factors they believed relevant, including the following:



--------------------------------------------------------------------------------
118 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

      1. information comparing the performance of each of the Portfolios to other investment companies with similar investment objectives and to an index;

      2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

      3. payments received by the Adviser from all sources in respect of each Portfolio and all investment companies in the AllianceBernstein Funds complex;

      4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to each Portfolio and to all investment companies in the AllianceBernstein Funds complex;

      5. comparative fee and expense data for each Portfolio and other investment companies with similar investment objectives;

      6. the extent to which economies of scale would be realized to the extent the Portfolio grows and whether fee levels reflect any economies of scale for the benefit of investors;

      7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Portfolios, including the extent to which the Adviser benefits from soft dollar arrangements;

      8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Portfolios;

      9. portfolio turnover rates for each Portfolio compared to other investment companies with similar investment objectives;

      10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Portfolios;

      11. the Adviser's representation that it does not advise other clients with substantially similar investment objectives and strategies as the Portfolios;

      12. the Senior Officer's evaluation of the reasonableness of the fees payable to the Adviser in the Advisory Agreement;

      13. the professional experience and qualifications of each Portfolio's portfolio management team and other senior personnel of the Adviser; and

      14.   the terms of the Advisory Agreement.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 119

The directors also considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as directors or directors of most of the funds advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director attributed different weights to the various factors. The directors evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Portfolio.

The directors determined that the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement in respect of that Portfolio, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the directors reaching their determinations to approve the continuance of the Advisory Agreement in respect of each Portfolio (including their determinations that the Adviser should continue to be the investment adviser for each Portfolio, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the directors.

Nature, extent and quality of services provided by the Adviser

The directors noted that, under the Advisory Agreement, the Adviser, subject to the control of the directors, administers each Portfolio's business and other affairs. The Adviser manages the investment of the assets of each Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolio's investment objective and policies. Under the Advisory Agreement, the Adviser also provides each Portfolio with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Portfolio) and executive and other personnel as are necessary for the Portfolio's operations. The Adviser pays all of the compensation of directors of the Fund who are affiliated persons of the Adviser and of the officers of the Portfolio.

The directors also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Portfolio's request by employees of the Adviser or its affiliates. Requests for these


--------------------------------------------------------------------------------
120 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

"at no more than cost" reimbursements are approved by the directors on a quarterly basis and (to the extent requested and paid) result in a higher rate of total compensation from the Portfolios to the Adviser than the fee rates stated in the Portfolio's Advisory Agreement.

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided by advisers of funds had expanded over time as a result of regulatory and other developments. The directors noted, for example, that the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Portfolios' compliance programs, and that these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The directors considered the quality of the in-house investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Portfolios. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Portfolios' other service providers, also were considered. The directors also considered the Adviser's response to recent regulatory compliance issues affecting a number of the investment companies in the AllianceBernstein Funds complex. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2003 and 2004. The directors reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed with the directors that there is no generally accepted allocation methodology for information of this type. The directors also noted that the methodology for preparing fund-by-fund profitability information was being reviewed and that it was expected that an updated methodology would be used in 2005, and that it would differ in various respects from the methodology used in 2004 and in prior years.

The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the directors considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Portfolios. The directors focused on the profitability of the


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 121

Adviser's relationships with the Portfolios before taxes and distribution expenses. The directors recognized that the Adviser should generally be entitled to earn a reasonable level of profits for the services it provides to each Portfolio and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with each Portfolio was not excessive.

Fall-Out Benefits

The directors considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis. The directors noted that since the Portfolios do not engage in brokerage transactions, the Adviser does not receive soft dollar benefits in respect of portfolio transactions of the Portfolios.

The directors also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser: receives 12b-1 fees from each Portfolio in respect of classes of shares of the Portfolio that are subject to the Fund's 12b-1 plans; retains a portion of the 12b-1 fees from the Portfolio; and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The directors also noted that certain affiliates of the Adviser distribute shares of the Portfolios and receive compensation in that connection and that a subsidiary of the Adviser provides transfer agency services to the Portfolios and receives compensation from the Portfolios for such services.

The directors recognized that the Adviser's profitability would be somewhat lower if it did not receive research for soft dollars or if the Adviser's affiliates did not receive the benefits described above. The directors believe that the Adviser derives reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed comparative performance information for each Portfolio at each regular Board meeting during the year. At the meeting, the directors reviewed information from a report prepared by Lipper showing performance for Class A shares of each Portfolio as compared to a group of funds in its Lipper category selected by Lipper (the "Performance Group") and as compared to a universe of funds in its Lipper category selected by Lipper (the "Performance Universe"). The directors also reviewed information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared to an index.

California Portfolio

The directors reviewed information showing performance for Class A shares of the California Portfolio as compared to a Performance Group of 10 to 9 funds (depending on the year) in its Lipper category selected by Lipper and as com-


--------------------------------------------------------------------------------
122 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND pared to a Performance Universe of 35 to 26 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (December 1986 inception). The directors noted that in the Performance Group comparison the California Portfolio was in the second quintile in all periods except in the 5-year period when it was in the fifth quintile and in the Performance Universe comparison the California Portfolio was in the second quintile in the 1- and 3-year periods, in the fourth quintile in the 5-year period and in the first quintile in the 10-year period. The comparative information showed that the California Portfolio outperformed the Index in the YTD, 1- and 3-year periods and underperformed the Index in the 5- and 10-year and since inception periods. Based on their review, the directors concluded that the California Portfolio's relative performance over time was satisfactory.

Insured California Portfolio

The directors reviewed information showing performance for Class A shares of the Insured California Portfolio as compared to a Performance Group of 5 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 6 funds in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (November 1985 inception). The directors noted that in the Performance Universe comparison the Insured California Portfolio was in the second quintile in the 1-year period, in the fourth quintile in the 3- and 5-year periods and in the third quintile in the 10-year period. Quintile information in the Performance Group comparison was not provided by Lipper in light of the small number of funds in the Insured California Portfolio's Lipper category. The comparative information showed that the Insured California Portfolio outperformed the Index in the YTD period and underperformed the Index in all other periods reviewed. Based on their review, the directors concluded that the Insured California Portfolio's relative performance over time was satisfactory.

Insured National Portfolio

The directors reviewed information showing performance for Class A shares of the Insured National Portfolio as compared to a Performance Group of 7 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 16 to 14 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (December 1986 inception). The directors noted that in the Performance Group and Performance Universe comparisons the Insured


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                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 123

National Portfolio was in the first quintile in the 1- and 3-year periods and in the second quintile in the 5- and 10-year periods. The comparative information showed that the Insured National Portfolio outperformed the Index in the YTD and 1-year periods and underperformed the Index in all other periods reviewed. Based on their review, the directors concluded that the Insured National Portfolio's relative performance over time was satisfactory.

National Portfolio

The directors reviewed information showing performance for Class A shares of the National Portfolio as compared to a Performance Group of 13 to 11 funds (depending on the year) in its Lipper category selected by Lipper and as compared to a Performance Universe of 80 to 53 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (December 1986 inception). The directors noted that in the Performance Group and Performance Universe comparisons, the National Portfolio was in the first quintile in the 1-year period and in the third quintile in all other periods reviewed. The comparative information showed that the National Portfolio outperformed the Index in the YTD and 1-year periods and underperformed the Index in all other periods reviewed. Based on their review, the directors concluded that the National Portfolio's relative performance over time was satisfactory.

New York Portfolio


The directors reviewed information showing performance for Class A shares of the New York Portfolio as compared to a Performance Group of 12 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 31 to 26 funds (depending on the year) in its Lipper category selected by Lipper for periods ended May 31, 2005 over the 1-, 3-, 5- and 10-year periods, and as compared to the Lehman Brothers Municipal Bond Index for periods ending May 31, 2005 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (December 1986 inception). The directors noted that in the Performance Group and Performance Universe comparisons, the New York Portfolio was in the first quintile in the 1-year period, second quintile in the 3- and 10-year periods and fourth quintile in the 5-year period. The comparative information showed that the New York Portfolio outperformed the Index in the YTD and 1-year periods and underperformed the Index in all other periods reviewed. Based on their review, the directors concluded that the New York Portfolio's relative performance over time was satisfactory.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Portfolio at a common asset level. The


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124 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The directors reviewed information in the Adviser's Form ADV and noted that it charged institutional clients lower fees for advising comparably sized accounts using strategies that differ from those of the Portfolios but which involve investments in fixed income municipal securities. They had previously received an oral presentation from the Adviser that supplemented the information in the Form ADV.

The Adviser reviewed with the directors the significant differences in the scope of services it provides to institutional clients and to the Portfolios. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifications). The Adviser also coordinates the provision of services to the Portfolios by non-affiliated service providers and is responsible for the compensation of the Fund's Independent Compliance Officer and certain related expenses. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that many of these services normally are not provided to non-investment company clients, and that fees charged to the Portfolios reflect the costs and risks of the additional obligations. The Adviser also noted that since the Portfolios are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the directors did not place significant weight on these fee comparisons.

The directors also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups of funds in the same Lipper category created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of comparable funds and an Expense Universe as a broader group, consisting of all funds in the Portfolio's investment classification/objective with a similar load type as the Portfolio. The Class A expense ratio of each Portfolio was based on the Portfolio's latest fiscal year expense ratio. The directors recognized that the expense ratio information for each Portfolio potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to each Portfolio by others. The directors noted that it was likely that the expense ratios of some funds in each Portfolio's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

California Portfolio

The information reviewed by the directors showed that the California Portfolio's at approximate current size contractual effective fee rate of 45 basis points was


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                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 125
somewhat lower than the Expense Group median. The directors noted that the latest fiscal year administrative expense reimbursement by the California Portfolio pursuant to the Advisory Agreement was 1 basis point. The directors also noted that the California Portfolio's total expense ratio, which had been capped by the Adviser, was the same as the median for the Expense Group and somewhat lower than the median for the Expense Universe. The directors concluded that the California Portfolio's expense ratio was satisfactory.

Insured California Portfolio

The information reviewed by the directors showed that the Insured California Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The directors noted that the latest fiscal year administrative expense reimbursement by the Insured California Portfolio pursuant to the Advisory Agreement was 5 basis points and that as a result the Adviser's total compensation from the Insured California Portfolio pursuant to the Advisory Agreement was only somewhat lower than the Expense Group median. The directors also noted that the Insured California Portfolio's total expense ratio was materially higher than the medians for the Expense Group and Expense Universe. The directors noted that the Fund's expense ratio was affected by its relatively modest size compared to most of the funds in its Expense Group and Expense Universe (the Insured California Portfolio's net asset value was approximately $137 million as of June 30, 2005). The directors also noted that the Adviser had recently reviewed with them steps being taken that are intended to reduce expenses of the AllianceBernstein Funds. The directors concluded that the Insured California Portfolio's expense ratio was acceptable.

Insured National Portfolio

The information reviewed by the directors showed that the Insured National Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The directors noted that the latest fiscal year administrative expense reimbursement by the Insured National Portfolio pursuant to the Advisory Agreement was 4 basis points and that as a result the total compensation received by the Adviser from the Insured National Portfolio pursuant to the Advisory Agreement was only slightly lower than the Expense Group median. The directors also noted that the Insured National Portfolio's total expense ratio, which had been capped by the Adviser, was slightly higher than the median for the Expense Group and somewhat higher than the median for the Expense Universe. The directors concluded that the Insured National Portfolio's expense ratio was satisfactory.

National Portfolio

The information reviewed by the directors showed that the National Portfolio's at approximate current size contractual effective fee rate of 45 basis points was significantly lower than the Expense Group median. The directors noted that the latest fiscal year administrative expense reimbursement by the National Portfolio


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126 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
pursuant to the Advisory Agreement was 2 basis points. The directors also noted that the National Portfolio's total expense ratio, which had been capped by the Adviser, was significantly lower than the medians for the Expense Group and Expense Universe. The directors concluded that the National Portfolio's expense ratio was highly satisfactory.

New York Portfolio

The information reviewed by the directors showed that the New York Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The directors noted that the latest fiscal year administrative expense reimbursement by the New York Portfolio pursuant to the Advisory Agreement was 2 basis points and as a result the total compensation received by the Adviser from the Fund pursuant to the Advisory Agreement was only somewhat lower than the Expense Group median. The directors also noted that the New York Portfolio's total expense ratio, which had been capped by the Adviser, was significantly lower than the medians for the Expense Group and the Expense Universe. The directors concluded that the New York Portfolio's expense ratio was highly satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for each Portfolio contains breakpoints so that, if assets were to increase over the breakpoint levels, the fee rates would be reduced on the incremental assets. The directors also considered a presentation by an independent consultant discussing economies of scale issues in the mutual fund industry. The directors believe that economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a Portfolio's operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that each Portfolio's breakpoint arrangements would result in a sharing of economies of scale in the event of a very significant increase in the Portfolio's net assets.


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                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 127

                                               Alliancebernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS
-------------------------------------------
Wealth Strategies Funds
-------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy
-------------------------------------------
Blended Style Funds
-------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio
-------------------------------------------
Growth Funds
-------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*
-------------------------------------------
Value Funds
-------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund
-------------------------------------------
Taxable Bond Funds
-------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio
-------------------------------------------
Municipal Bond Funds
-------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia
-------------------------------------------
Intermediate Municipal Bond Funds
-------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York
-------------------------------------------
Closed-End Funds
-------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


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128 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER'S EVALUATION OF
INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the investment advisory agreement between Alliance Capital Management L.P. (the "Adviser") and AllianceBernstein Municipal Income Fund, Inc. on behalf of California Portfolio, Insured California Portfolio, National Portfolio, Insured National Portfolio and New York Portfolio (each a "Fund" and collectively the "Funds"), prepared by Philip L. Kirstein, the Senior Officer, for the independent directors of the Funds, as required by the Assurance of Discontinuance between the New York State Attorney General and the Adviser. The Senior Officer's evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Funds to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees which was provided to the independent directors in connection with their review of the proposed continuance of the investment advisory agreement. The Senior Officer's evaluation considered the following factors:

      1. Management fees charged to institutional and other clients of the Adviser for like services.

      2. Management fees charged by other mutual fund companies for like services.

      3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit.

      4. Profit margins of the Adviser and its affiliates from supplying such services.

      5.  Possible economies of scale as the Funds grow larger.

      6. Nature and quality of the Adviser's services including the performance of the Funds.

(1) It should be noted that the information in the fee summary was completed on September 2, 2005 and presented to the Board of Directors on September 14, 2005 in accordance with the Assurance of Discontinuance between the New York State Attorney General and the Adviser. It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Funds.


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                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 129

FUNDS ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS

The table below describes the Funds' advisory fees pursuant to the Investment Advisory Agreement. This is the fee schedule the Adviser implemented in January 2004 as a result of the settlement with the New York State Attorney General.(2)

                                              Advisory Fee Based on % of
Fund                                           Average Daily Net Assets
--------------------------------------------------------------------------------
California Portfolio                     First $2.5 billion           0.45%
                                         Next $2.5 billion            0.40%
                                         Excess of $5 billion         0.35%

Insured California Portfolio             First $2.5 billion           0.45%
                                         Next $2.5 billion            0.40%
                                         Excess of $5 billion         0.35%

National Portfolio                       First $2.5 billion           0.45%
                                         Next $2.5 billion            0.40%
                                         Excess of $5 billion         0.35%

Insured National Portfolio               First $2.5 billion           0.45%
                                         Next $2.5 billion            0.40%
                                         Excess of $5 billion         0.35%

New York Portfolio                       First $2.5 billion           0.45%
                                         Next $2.5 billion            0.40%
                                         Excess of $5 billion         0.35%

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Funds as indicated below:

                                                                    As a %
                                                                  of average
Fund                                            Amount        daily net assets
--------------------------------------------------------------------------------
California Portfolio                          $  78,666              0.01
Insured California Portfolio                  $  78,666              0.05
National Portfolio                            $  78,666              0.02
Insured National Portfolio                    $  78,666              0.04
New York Portfolio                            $  78,666              0.02

The Adviser has agreed to waive that portion of its management fees and/or reimburse each Fund for that portion of its total operating expenses to the degree necessary to limit each Fund's expense ratio to the amounts set forth

(2) The advisory fee schedule implemented in January 2004 contemplates eight categories of the AllianceBernstein Mutual Funds with all AllianceBernstein Funds in each category having the same advisory fee schedule.


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130 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
below for each Fund's current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Funds' fiscal year upon at least 60 days written notice.

                                   Expense Cap
                               Pursuant to Expense       Gross
                                   Limitation           Expense        Fiscal
Fund                                 Expense            Ratio(3)      Year End
--------------------------------------------------------------------------------
California Portfolio             Class A - 0.77%         0.86%       October 31
                                 Class B - 1.47%         1.56%
                                 Class C - 1.47%         1.55%


National Portfolio               Class A - 0.68%         0.93%       October 31
                                 Class B - 1.38%         1.64%
                                 Class C - 1.38%         1.63%

Insured National Portfolio       Class A - 1.04%         1.04%       October 31
                                 Class B - 1.74%         1.74%
                                 Class C - 1.74%         1.74%

New York  Portfolio              Class A - 0.58%         0.90%       October 31
                                 Class B - 1.28%         1.60%
                                 Class C - 1.28%         1.60%

The table below shows Insured California Portfolio's expense ratio calculated from the beginning of the Fund's current fiscal year through May 31, 2005. The Fund does not have an expense cap pursuant to an expense limitation undertaking.

Fund                                           Expense Ratio    Fiscal Year End
--------------------------------------------------------------------------------
Insured California Portfolio                  Class A - 1.02%        October 31
                                              Class B - 1.73%
                                              Class C - 1.72%

I.    MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The management fees charged to investment companies which the Adviser manages and sponsors is normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Funds that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the SarbanesnOxley Act of 2002, and coordinating with and monitoring the Funds' third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for

(3) These gross expense ratios are calculated from the beginning of each Fund's current fiscal year through May 31, 2005.


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                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 131
the Funds are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Funds to the Adviser.
In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a Fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Funds. However, the Adviser represented that it does not manage any separate managed account that has similar investment guidelines as the Funds. The Adviser does manage separately managed accounts that invest principally in municipal securities but those mandates have a substantially lower risk profile (credit and interest rate risk) than the Funds.

The Adviser manages the Sanford C. Bernstein Fund, Inc., an open-end investment company. The Adviser charges the following fees to the Portfolios that invest in municipal securities like the Funds, although they invest in securities of different maturities and qualities:

Portfolio                                             Advisory Fee
----------------------------------------------------------------------------------------------
California  Municipal  Portfolio                     0.50%  of the  first $1  billion;
Diversified Municipal  Portfolio                     0.45% in excess of $1 billion up to but
New York Municipal Portfolio                         not exceeding $3 billion; 0.40% in
                                                     excess of $3 billion

Short Duration  California  Municipal Portfolio      0.50% of the first $250 million;
Short Duration  Diversified  Municipal Portfolio     0.45% in excess of $250 million up to but
Short Duration New York Municipal  Portfolio         but not exceeding  $750 million; 0.40%
                                                     excess of $750 million

The Adviser also manages and sponsors retail mutual funds which are organized in jurisdictions outside the United States, generally Luxembourg, and sold to non-United States resident investors. The Adviser charges the following fees for an offshore mutual fund that invests in fixed income securities:


--------------------------------------------------------------------------------
132 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Asset Class                                                  Fee(4)
--------------------------------------------------------------------------------
Fixed Income                                                 0.65%

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a similar investment style as the Fund.

II.   MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Funds with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included the Funds' ranking with respect to the proposed management fees relative to the Lipper group median at the approximate current asset levels of the Funds.(5)

                                               Effective   Lipper
                                               Management  Group
Fund                                             Fee(6)    Median         Rank
--------------------------------------------------------------------------------
California Portfolio                             0.450      0.485         4/10
Insured California Portfolio                     0.450      0.548          1/5
National Portfolio                               0.450      0.613         2/13
Insured National Portfolio                       0.450      0.500          1/7
New York Portfolio(7)                            0.450      0.500         3/11

Lipper also analyzed the expense ratio of the Funds in comparison to its Lipper Expense Group(8) and Lipper Expense Universe(9). Lipper describes a Lipper Expense Group as a representative sample of comparable funds, consisting of all

(4) The fees charged to the fund include a 0.10% fee for administrative services provided by the Adviser or its affiliates.

(5) It should be noted that "effective management fee" is calculated by Lipper using each Fund's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of each Fund, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" means that the AllianceBernstein Fund has the lowest effective fee rate in the Lipper peer group.

(6) It should be noted that the "effective management fee" rate for the Funds does not reflect the payments by the Funds to the Adviser for certain clerical, legal, accounting, administrative and other services. The dollar amount and basis point impact of such payments on the Funds is discussed in Section I.

(7) The number of funds used in Lipper's group ranking for management fees is one less than the number of funds used in Lipper's group ranking for total expenses. According to Lipper, the excluded fund's contractual management fee cannot be computed because of its breakpoint gross income component.

(8) Lipper uses the following criteria in screening funds to be included in each Fund's Expense Group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An Expense Group will typically consist of seven to twenty funds.

(9) Except for asset (size) comparability and load type, Lipper uses the same criteria for selecting an Expense Group when selecting an Expense Universe. Unlike an Expense Group, an Expense Universe allows for the same adviser to be represented by more than just one fund.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 133
funds in the investment classification/objective with a similar load type as the subject Fund. The Lipper Expense Universe is a broader collection of. The results of that analysis are set forth below:

                               Lipper     Lipper     Lipper     Lipper
                               Expense   Universe   Universe    Group     Group
Fund                          Ratio(10)   Median      Rank      Median    Rank
--------------------------------------------------------------------------------
California Portfolio             0.778      0.835      12/31      0.768    6/10
Insured California Portfolio     0.996      0.856        6/6      0.862     5/5
National Portfolio               0.680      0.875       5/74      0.884    1/13
Insured National Portfolio       1.028      0.930      12/15      0.982     6/7
New York Portfolio(11)           0.590      0.859       2/29      0.863    1/12

Based on this analysis, except for National Portfolio and New York Portfolio, which have a more favorable ranking for total expense ratio compared to management fees, the Funds have a more favorable ranking on a management fee basis than they do on a total expense ratio basis. This has resulted in a variety of efforts by the Adviser to lower non-management expenses.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The profitability information for the Funds prepared by the Adviser for the Board of Directors was reviewed by the Senior Officer. An independent consultant is working with the Adviser's personnel on a new system to produce profitability information at the Fund level which will reflect the Adviser's management reporting approach. It is possible that future Fund profitability information may differ from previously reviewed information due to changes in methodologies and allocations. See Section IV for additional discussion.

IV.   PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
      SERVICES.

The Adviser's profitability from providing investment advisory services to the Funds decreased during calendar 2004 relative to 2003 primarily as a result of the reduction in the advisory fee schedule implemented early in 2004.

In addition to the Adviser's direct profits from managing the Funds, certain of the Adviser's affiliates have business relationships with the Funds and may earn a profit from providing other services to the Funds. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Funds and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type

(10)  Most recent fiscal year end Class A share expense ratio.

(11)  See footnote 7 on page 7.


--------------------------------------------------------------------------------
134 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND of relationship. These affiliates provide transfer agent and distribution services to the Funds and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges ("CDSC"). Additional information regarding distribution related fees can be found in the prospectus of the Funds.


The Adviser's affiliate, AllianceBernstein Investment Research and Management, Inc. ("ABIRM"), is the Funds' principal underwriter. ABIRM and the Adviser have disclosed in the Funds prospectus that they may make payments(12) from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Funds. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds for distribution services and educational support. For 2005, it is anticipated, ABIRM will pay approximately 0.04% of the average monthly assets of each of the Funds for such purposes.

After payments to third party intermediaries, ABIRM retained the following amount in Class A front-end load sales charge from sales of the Funds' shares in the Funds' most recent fiscal year.

Fund                                                          Amount Received
--------------------------------------------------------------------------------
California Portfolio                                             $39,251
Insured California Portfolio                                     $ 4,636
National Portfolio                                               $28,633
Insured National Portfolio                                       $ 5,256
New York Portfolio                                               $25,534

ABIRM received the amounts set forth below in Rule 12b-1 fees for the Funds during the Funds most recent fiscal year. A significant percentage of such amounts were paid out to third party intermediaries by ABIRM.

                                                      12b-1Fee
                                                      Received    CDSC Received
--------------------------------------------------------------------------------
California Portfolio                                 $ 5,426,523   $    51,798
Insured California Portfolio                         $   805,741   $   191,927
National Portfolio                                   $ 1,064,679   $   241,418
Insured National Portfolio                           $   824,338   $   183,133
New York Portfolio                                   $ 2,941,261   $    75,292

Fees and reimbursements for out of pocket expenses charged by Alliance Global Investor Services, Inc. ("AGIS"), the affiliated transfer agent, are based on the level of the network account and the class of share held by the account. AGIS also receives a fee per shareholder sub-account for each account maintained by an


(12) The total amount paid to the financial intermediary in connection with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year's Fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 135
intermediary on an omnibus basis. AGIS' after-tax profitability decreased in 2004 in comparison to 2003.

AGIS received the following fees from the Funds in the most recent fiscal year:

Fund                                                            AGIS Fee
--------------------------------------------------------------------------------
California Portfolio                                            $225,239
Insured California Portfolio                                    $ 35,048
National Portfolio                                              $256,626
Insured National Portfolio                                      $ 74,396
New York Portfolio                                              $184,156

V.    POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule in the Investment Advisory Agreement reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Directors and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent the Funds' assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING THE PERFORMANCE OF THE FUNDS.

With assets under management of $516 billion as of June 30, 2005, the Adviser has the investment experience to manage and provide non-investment services (described in Section II) to the Funds.


--------------------------------------------------------------------------------
136 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

The information prepared by Lipper showed the 1, 3, 5 and 10 year performance ranking of the Funds(13) relative to its Lipper group and universe for the periods ended May 31, 2005:

California Portfolio                                Group           Universe
--------------------------------------------------------------------------------
1 year                                              4/10              11/35
3 year                                               3/9               8/31
5 year                                               8/9              24/30
10 year                                              3/9               6/26

Insured California Portfolio                        Group           Universe
--------------------------------------------------------------------------------
1 year                                               2/5                3/6
3 year                                               4/5                5/6
5 year                                               4/5                5/6
10 year                                              3/5                4/6

National Portfolio                                  Group           Universe
--------------------------------------------------------------------------------
1 year                                              2/13               8/80
3 year                                              7/13              35/74
5 year                                              8/13              38/68
10 year                                             6/11              22/53

Insured National Portfolio                          Group           Universe
--------------------------------------------------------------------------------
1 year                                               1/7               1/16
3 year                                               2/7               2/15
5 year                                               3/7               4/15
10 year                                              3/7               4/14

New York Portfolio                                  Group           Universe
--------------------------------------------------------------------------------
1 year                                              3/12               6/31
3 year                                              4/12               8/28
5 year                                              9/12              20/28
10 year                                             4/12               7/26

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Funds (in bold)(14) versus its benchmarks(15). It should be noted that each Fund has the Lehman Brothers Municipal Bond Index as its benchmark. The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included, bonds must be investment grade and be at least one year from maturity. The index has four main sectors: general obligation bonds, revenue bonds, insured

(13)  The performance rankings are for the Class A shares of the Funds.

(14)  The Funds' performance returns are for the Class A shares of the Funds.

(15) The Adviser provided Fund and benchmark performance return information for periods through May 31, 2005 in order to maintain consistency with Lipper's performance rankings in the analysis.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 137
bonds and pre-funded bonds. The index represents a national municipal bond index as opposed to a specific state index.

                                             Periods Ending May 31, 2005
                                                Annualized Performance
--------------------------------------------------------------------------------
                                         1       2       5       10      Since
Funds                                   Year    Year    Year    Year   Inception
--------------------------------------------------------------------------------
California Portfolio                    9.41    6.01    6.48    5.98     6.89
Lehman Brothers Municipal Bond Index    7.96    6.00    7.30    6.22     7.03
Insured California Portfolio            7.94    5.39    6.78    5.67     6.88
Lehman Brothers Municipal Bond Index    7.96    6.00    7.30    6.22     7.64
National Municipal Portfolio            8.99    5.48    6.49    5.45     6.75
Lehman Brothers Municipal Bond Index    7.96    6.00    7.30    6.22     7.03
Insured National Portfolio              8.44    5.98    7.13    5.66     6.72
Lehman Brothers Municipal Bond Index    7.96    6.00    7.30    6.22     7.03
New York Portfolio                      8.70    5.88    6.69    5.90     6.48
Lehman Brothers Municipal Bond Index    7.96    6.00    7.30    6.22     7.03

CONCLUSION:

Based on the factors discussed above the Senior Officer's conclusion is that the proposed fees for the Funds are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Funds is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: October 12, 2005


--------------------------------------------------------------------------------
138 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

NOTES


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 139

NOTES


--------------------------------------------------------------------------------
140 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN(R)
       Investment Research and Management


MUNIAR1005


ITEM 2.   CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

                                                   Audit-Related
                                      Audit Fees       Fees        Tax Fees
                                      ----------   -------------   --------
California Portfolio           2004     $28,500       $2,398       $30,702
                               2005      29,500        3,329        13,737
Insured California Portfolio   2004      28,500        2,398        11,193
                               2005      29,500        3,329        13,737
Insured National Portfolio     2004      28,500        2,398        11,442
                               2005      29,500        3,329        13,737
National Portfolio             2004      28,500        2,398        19,621
                               2005      29,500        3,329        13,737
New York Portfolio             2004      28,500        2,398        19,009
                               2005      29,500        3,329        13,737

(d)  Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent registered public accounting firm. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f)  Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include preparing an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):

                                                                  Total Amount of
                                                                 Foregoing Column
                                                                Pre-approved by the
                                            All Fees for          Audit Committee
                                         Non-Audit Services    (Portion Comprised of
                                          Provided to the       Audit Related Fees)
                                       Portfolio, the Adviser  (Portion Comprised of
                                       and Service Affiliates        Tax Fees)
                                       ----------------------  ---------------------
California Portfolio           2004         $1,134,832             [ $183,100 ]
                                                                   (  152,398 )
                                                                   (   30,702 )
                               2005            896,062             [  184,769 ]
                                                                   (  171,032 )
                                                                   (   13,737 )
Insured California Portfolio   2004          1,115,323             [  163,591 ]
                                                                   (  152,398 )
                                                                   (   11,193 )
                               2005            896,062             [  184,769 ]
                                                                   (  171,032 )
                                                                   (   13,737 )
Insured National Portfolio     2004          1,115,572             [  163,840 ]
                                                                   (  152,398 )
                                                                   (   11,442 )
                               2005            896,062             [  184,769 ]
                                                                   (  171,032 )
                                                                   (   13,737 )
National Portfolio             2004          1,123,751             [  172,019 ]
                                                                   (  152,398 )
                                                                   (   19,621 )
                               2005            896,062             [  184,769 ]
                                                                   (  171,032 )
                                                                   (   13,737 )
New York Portfolio             2004          1,123,139             [  171,407 ]
                                                                   (  152,398 )
                                                                   (   19,009 )
                               2005            896,062             [  184,769 ]
                                                                   (  171,032 )
                                                                   (   13,737 )

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the independent registered public accounting firm's independence.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.   SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.    DESCRIPTION OF EXHIBIT
     -----------    ----------------------
     12 (a) (1)     Code of Ethics that is subject to the disclosure of
                    Item 2 hereof

     12 (b) (1)     Certification of Principal Executive Officer Pursuant
                    to Section 302 of the Sarbanes-Oxley Act of 2002

     12 (b) (2)     Certification of Principal Financial Officer Pursuant
                    to Section 302 of the Sarbanes-Oxley Act of 2002

     12 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  AllianceBernstein Municipal Income Fund, Inc.

By:    /s/ Marc O. Mayer
       -------------------
       Marc O. Mayer
       President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Marc O. Mayer
       -------------------
       Marc O. Mayer
       President

Date:  December 29, 2005

By:    /s/ Mark D. Gersten
       -------------------
       Mark D. Gersten
       Treasurer and Chief Financial Officer

Date:  December 29, 2005